[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

INTERNATIONAL GROWTH FUND
EUROPEAN EQUITY FUND
U.S. CORE EQUITY FUND
GLOBAL TELECOMMUNICATIONS FUND
FOCUS FUND
LONG-SHORT MARKET NEUTRAL FUND
U.S. CORE FIXED INCOME FUND
STRATEGIC GLOBAL FIXED INCOME FUND
HIGH YIELD FUND
MUNICIPAL BOND FUND

                      FEBRUARY 29, 2000 SEMI-ANNUAL REPORT
                                   (Unaudited)

More complete information about the funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. Institutional shareholders may obtain additional copies by calling 800-222-8977 or by writing to Warburg Pincus Funds, P.O. Box 8500, Boston, MA 02266-8500. Common shareholders may obtain additional copies by calling 800-927-2874 or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Provident Distributors, Inc., Distributor, located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 is not affiliated with Credit Suisse Asset Management, LLC. Telephone: 800-927-2874.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 29, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

                    WARBURG PINCUS INTERNATIONAL GROWTH FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  March 21, 2000

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus International Growth Fund (the "Fund") for the six months ended February 29, 2000.

At February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $24.84, compared to an NAV of $23.47 on August 31, 1999. As a result, the institutional shares' total return was 23.9%, (assuming the reinvestment of dividends and distributions totaling $4.1027 per share). By comparison, the MSCI EAFE Index* (the "EAFE") returned 13.8% during the same period.

The Fund outperformed the EAFE via a combination of favorable country weightings and stock selection. Our stock selection emphasized companies in so-called "New Economy" (I.E., information-based) industries such as technology, media and telecommunications (abbreviated as "TMT"), whose prospects we considered especially bright. Even we, however, did not expect that New Economy names would rise as dramatically as they did in 1999's fourth quarter.

Relative returns were positive in nearly all markets in which the portfolio invested. Among developed nations, performance was strongest in Europe and Japan. We also benefited from allocating a modest portion of assets to the equities of selected emerging nations.

o EUROPE. The biggest contribution to overall performance from the Fund's European holdings came from our underweighting in the U.K. We underweighted the U.K. throughout the period due to its less constructive environment compared to that of its Continental counterparts. Our caution proved correct, as the U.K. generated one of the period's lowest returns among European markets.

   Continental exposure was most successful in Spain, the Netherlands and Sweden, as stock selection was strong in each.

o JAPAN. Stock selection also drove relative outperformance in Japan. We emphasized Japanese TMT companies, which we felt were best-positioned to succeed as the Japanese economy revived. Not only did many of these names thrive in the fourth-quarter global TMT rally, but they also outperformed non-TMT names to a degree higher than that in most of the world's major markets.

   Japanese exposure additionally benefited from our inclusion of several strong smaller companies in the portfolio.

o EMERGING MARKETS. Although our investment in emerging markets was fairly small, it nonetheless positively contributed to overall performance. This was particularly true of our allocations to Brazil, Taiwan, Mexico and China.

On the negative side, the Fund's aggregate return was somewhat reduced by adverse results in a handful of markets, which included Italy, Hong Kong, France, South Korea, Greece and South Africa.

As other developments occur in the international equity markets or at Credit Suisse Asset Management, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management International Equities Management Team

Steven D. Bleiberg, Managing Director
Richard W. Watt, Managing Director
Emily Alejos, Director
Robert B. Hrabchak, Director
Alan Zlatar, Vice President

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

                    WARBURG PINCUS INTERNATIONAL GROWTH FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

PERFORMANCE

                                                                                                                 SINCE
                                                                                           FIVE YEARS          INCEPTION
                                                    SIX MONTHS         ONE YEAR        (3/1/95 - 2/29/00)       9/30/92
                                                      2/29/00     (3/1/99 - 2/29/00)      (ANNUALIZED)       (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus International Growth Fund               23.9%              34.3%                17.9%             14.2%
MSCI EAFE Index *                                      13.8%              25.8%                13.2%             12.9%
---------------------------------------------------------------------------------------------------------------------------


*THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF INTERNATIONAL EQUITIES THAT INCLUDES REINVESTMENT OF DIVIDENDS, AND IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY CAPITAL INTERNATIONAL & CO., INCORPORATED.

                    WARBURG PINCUS INTERNATIONAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)
                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------

COMMON STOCKS -- 98.4%
AUSTRALIA -- 1.1%
  BANKING -- 0.2%
   Westpac Banking Corp., Ltd. ...................      170,940    $  1,091,839
                                                                   ------------
  BROADCASTING & PUBLISHING -- 0.2%
   News Corp., Ltd. (The) ........................       50,792         740,368
                                                                   ------------
  MULTI-INDUSTRY -- 0.3%
   Broken Hill Proprietary Co., Ltd. .............      123,075       1,216,358
   Southcorp, Ltd. ...............................      183,924         499,278
                                                                   ------------
                                                                      1,715,636
                                                                   ------------
  REAL ESTATE -- 0.2%
   Lend Lease Corp., Ltd. ........................       97,231       1,277,909
                                                                   ------------
  TELECOMMUNICATIONS -- 0.2%
   Cable & Wireless Optus, Ltd.** ................      315,000       1,249,754
                                                                   ------------
   TOTAL AUSTRALIA ...............................                    6,075,506
                                                                   ------------
BRAZIL -- 0.9%
  ENERGY SOURCES -- 0.5%
   Petroleo Brasileiro ADR#**                           114,550       2,990,913
                                                                   ------------
  TELECOMMUNICATIONS -- 0.4%
   Telecomunicacoes Brasileiras S.A.
     Pfd. Block ADR#** ...........................       13,000       1,914,250
                                                                   ------------
   TOTAL BRAZIL ..................................                    4,905,163
                                                                   ------------
CHINA -- 0.1%
  METALS - STEEL -- 0.1%
   China Steel Corp. ADR#** ......................       44,450         727,869
                                                                   ------------
   TOTAL CHINA ...................................                      727,869
                                                                   ------------
FINLAND -- 3.8%
  FOREST PRODUCTS & PAPER -- 0.5%
   UPM-Kymmene Oyj ...............................      104,781       2,905,427
                                                                   ------------
  TELECOMMUNICATIONS -- 3.3%
   Nokia Oyj .....................................       72,528      14,454,764
   Sonera Oyj ....................................       54,655       4,214,998
                                                                   ------------
                                                                     18,669,762
                                                                   ------------
   TOTAL FINLAND .................................                   21,575,189
                                                                   ------------
FRANCE -- 12.7%
  AUTOMOBILES -- 0.6%
   Renault S.A.# .................................       82,557       3,290,707
                                                                   ------------
  BANKING -- 1.4%
   Banque Nationale de Paris# ....................       96,414       7,611,827
   Banque Nationale de Paris -
     CVG** .......................................       17,620         117,055
                                                                   ------------
                                                                      7,728,882
                                                                   ------------
  BUSINESS & PUBLIC SERVICES -- 1.5%
   Vivendi .......................................       70,027       8,225,462
                                                                   ------------
  ELECTRICAL & ELECTRONICS -- 1.2%
   Alcatel .......................................       30,220       7,076,084
                                                                   ------------
                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
FRANCE -- (CONTINUED)
  ELECTRONIC COMP. & INSTRUMENTS -- 2.4%
   STMicroelectronics N.V.# ......................       67,351    $ 13,358,147
                                                                   ------------
  ENERGY SOURCES -- 1.7%
   Total Fina Cl. B ..............................       74,189       9,821,485
                                                                   ------------
  FOOD & HOUSEHOLD PRODUCTS -- 0.7%
   Groupe Danone .................................       18,873       3,794,079
                                                                   ------------
  HEALTH & PERSONAL CARE -- 0.0%
   Aventis S.A. ..................................          170           8,675
                                                                   ------------
  INSURANCE -- 1.2%
   AXA S.A. ......................................       56,479       7,096,308
                                                                   ------------
  MERCHANDISING -- 1.4%
   Carrefour S.A. ................................       22,226       3,370,364
   Pinault-Printemps-Redoute S.A. ................       22,146       4,458,454
                                                                   ------------
                                                                      7,828,818
                                                                   ------------
  MULTI-INDUSTRY -- 0.6%
   Suez Lyonnaise des Eaux S.A. ..................       21,864       3,599,653
                                                                   ------------
   TOTAL FRANCE ..................................                   71,828,300
                                                                   ------------
GERMANY -- 9.7%
  BANKING -- 3.9%
   HypoVereinsbank ...............................       58,315       3,177,837
   Deutsche Bank AG ..............................      146,303      12,311,178
   Dresdner Bank AG ..............................      132,584       6,357,047
                                                                   ------------
                                                                     21,846,062
                                                                   ------------
  BUSINESS & PUBLIC SERVICES -- 1.8%
   Systeme, Anwendungen, Produkte
     in der Datenverarbeitung AG .................        7,164       4,483,363
   Systeme, Anwendungen, Produkte
     in der Datenverarbeitung
     AG Pfd. .....................................        6,787       5,668,685
                                                                   ------------
                                                                     10,152,048
                                                                   ------------
  ELECTRICAL & ELECTRONICS -- 1.2%
   Siemens AG# ...................................       38,836       6,936,068
                                                                   ------------
  INSURANCE -- 1.7%
   Allianz AG Registered Shares ..................       10,531       3,672,426
   Muenchener Rueckversicherung-
     Gesellschaft AG .............................       22,303       6,244,428
                                                                   ------------
                                                                      9,916,854
                                                                   ------------
  MULTI-INDUSTRY -- 0.6%
   Preussag AG# ..................................       78,080       3,623,446
                                                                   ------------
  UTILITIES - ELECTRICAL & GAS-- 0.5%
   Veba AG .......................................       59,915       2,676,631
                                                                   ------------
   TOTAL GERMANY .................................                   55,151,109
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
GREECE -- 0.3%
  BANKING -- 0.2%
   Alpha Credit Bank S.A. ........................        6,141      $  441,547
   National Bank of Greece
     S.A. ADR#** .................................       55,100         740,406
                                                                   ------------
                                                                      1,181,953
                                                                   ------------
  TELECOMMUNICATIONS -- 0.1%
   Intracom S.A. .................................       11,525         511,393
                                                                   ------------
   TOTAL GREECE ..................................                    1,693,346
                                                                   ------------
HONG KONG -- 2.4%
  BANKING -- 0.2%
   Dao Heng Bank Group, Ltd. .....................       83,100         311,790
   Hang Seng Bank, Ltd. ..........................       43,310         390,943
   HSBC Holdings plc .............................       35,600         408,260
                                                                   ------------
                                                                      1,110,993
                                                                   ------------
  BROADCASTING & PUBLISHING -- 0.1%
   Television Broadcasts, Ltd. ...................       48,924         402,328
                                                                   ------------
  ELECTRONIC COMP. & INSTRUMENTS -- 0.3%
   Legend Holdings, Ltd. .........................      308,000       1,424,728
                                                                   ------------
  MULTI-INDUSTRY -- 0.4%
   Hutchison Whampoa, Ltd. .......................      114,000       1,787,077
   Swire Pacific, Ltd. ...........................       88,000         421,765
                                                                   ------------
                                                                      2,208,842
                                                                   ------------
  REAL ESTATE -- 0.4%
   Cheung Kong (Holdings), Ltd. ..................       97,000       1,290,003
   Sun Hung Kai Properties, Ltd. .................      132,000       1,191,513
                                                                   ------------
                                                                      2,481,516
                                                                   ------------
  TELECOMMUNICATIONS -- 1.0%
   Cable & Wireless HKT, Ltd. ....................      367,200       1,224,387
   China Telecom (Hong Kong),
     Ltd.** ......................................      102,000         937,098
   China Telecom (Hong Kong),
     Ltd. ADR** ..................................        8,300       1,542,762
   China.com Corp. ADR#** ........................       13,286       1,632,517
   Pacific Century CyberWorks,
     Ltd.** ......................................      169,000         480,993
                                                                   ------------
                                                                      5,817,757
                                                                   ------------
   TOTAL HONG KONG ...............................                   13,446,164
                                                                   ------------
HUNGARY -- 0.2%
  TELECOMMUNICATIONS -- 0.2%
   Magyar Tavkozlesi ADR# ........................       28,400       1,304,625
                                                                   ------------
   TOTAL HUNGARY .................................                    1,304,625
                                                                   ------------
INDIA -- 0.7%
  BANKING -- 0.2%
   State Bank of India GDR# ......................       76,800       1,186,560
                                                                   ------------
  MULTI-INDUSTRY -- 0.1%
   Larsen & Toubro, Ltd. GDR .....................       42,300         865,035
                                                                   ------------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
INDIA -- (CONTINUED)
  TELECOMMUNICATIONS -- 0.4%
   Videsh Sanchar Nigam, Ltd. ....................
     144A GDR ....................................       54,650    $  2,008,387
                                                                   ------------
   TOTAL INDIA ...................................                    4,059,982
                                                                   ------------
ISRAEL -- 0.0%
  INVESTMENT COMPANY -- 0.0%
   Geotek Communications, Inc.
     Series M** ..................................          600               0
                                                                   ------------
   TOTAL ISRAEL .....................................                         0
                                                                   ------------
ITALY -- 3.6%
  BANKING -- 0.9%
   Istituto Bancario San Paolo di
     Torino S.p.A.# ..............................      312,782       4,938,790
                                                                   ------------
  INSURANCE -- 1.1%
   Assicurazioni Generali S.p.A.# ................      230,247       6,262,495
                                                                   ------------
  MULTI-INDUSTRY -- 0.7%
   Concessioni e Costruzioni
     Autostrade S.p.A.# ..........................      439,737       3,869,672
                                                                   ------------
  TELECOMMUNICATIONS -- 0.9%
   Tecnost S.p.A.# ...............................    1,294,664       5,384,877
                                                                   ------------
   TOTAL ITALY ...................................                   20,455,834
                                                                   ------------
JAPAN -- 30.6%
  AUTOMOBILES -- 1.9%
   Bridgestone Corp. .............................       94,000       2,100,745
   Denso Corp. ...................................      118,000       2,207,434
   Toyota Motor Corp. ............................      157,394       6,289,942
                                                                   ------------
                                                                     10,598,121
                                                                   ------------
  BANKING -- 2.0%
   Bank of Tokyo - Mitsubishi, Ltd.
     (The) .......................................      154,000       1,885,545
   Fuji Bank, Ltd.# ..............................      243,000       1,893,538
   Industrial Bank of Japan, Ltd.
     (The) .......................................      135,000       1,055,652
   Sakura Bank, Ltd. (The) .......................      266,000       1,518,249
   Sanwa Bank, Ltd. (The)# .......................      142,000       1,306,873
   Sumitomo Bank, Ltd. (The) .....................      151,000       1,782,834
   Sumitomo Trust & Banking ......................      339,000       1,916,396
                                                                   ------------
                                                                     11,359,087
                                                                   ------------
  BEVERAGES & TOBACCO -- 0.7%
   Japan Tobacco, Inc. ...........................          164       1,171,946
   Kirin Brewery Company, Ltd. ...................      231,000       2,756,821
                                                                   ------------
                                                                      3,928,767
                                                                   ------------
  BROADCASTING & PUBLISHING -- 1.7%
   Dai Nippon Printing Co., Ltd. .................       73,000       1,093,157
   Fuji Television Network, Inc. .................          159       3,531,676
   Tokyo Broadcasting System, Inc. ...............      114,000       5,199,200
                                                                   ------------
                                                                      9,824,033
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
JAPAN -- (CONTINUED)
  BUILDING MATERIALS & COMPONENTS-- 0.8%
   Daikin Industries, Ltd. .......................      215,000    $  3,215,659
   Tostem Corporation ............................      101,000       1,392,926
                                                                   ------------
                                                                      4,608,585
                                                                   ------------
  BUSINESS & PUBLIC SERVICES -- 0.9%
   Fuji Soft ABC, Inc. ...........................       16,100       1,137,317
   Mauri Co., Ltd. ...............................       99,000       1,297,752
   SECOM Co., Ltd. ...............................       27,000       2,418,537
                                                                   ------------
                                                                      4,853,606
                                                                   ------------
  CHEMICALS -- 2.3%
   Kaneka Corporation ............................      167,000       1,819,720
   Mitsui Chemicals Industries ...................      337,800       2,438,522
   Shin-Etsu Chemical Co. ........................       62,000       3,358,169
   Sumitomo Chemical Co., Ltd. ...................      350,000       1,322,239
   Takeda Chemical Industries ....................       68,000       3,837,908
                                                                   ------------
                                                                     12,776,558
                                                                   ------------
  DATA PROCESSING & REPRODUCTION-- 1.0%
   Canon, Inc. ...................................       86,000       3,577,738
   Fujitsu Limited ...............................       66,000       2,192,960
                                                                   ------------
                                                                      5,770,698
                                                                   ------------
  ELECTRICAL & ELECTRONICS -- 1.1%
   Fuji Photo Film Co. ...........................       28,983       1,274,337
   Hitachi, Ltd. .................................      185,000       2,524,453
   NEC Corp. .....................................      118,000       2,637,105
                                                                   ------------
                                                                      6,435,895
                                                                   ------------
  ELECTRONIC COMP. & INSTRUMENTS-- 5.3%
   Advantest Corp. ...............................       11,300       2,049,093
   Fanuc, Ltd. ...................................       23,500       2,288,999
   Kyocera Corp. .................................       21,900       3,712,083
   Matsushita Electric Industrial Co.,
     Ltd. ........................................      128,000       3,728,669
   Mitsumi Electric Co., Ltd.# ...................       58,000       2,222,819
   Murata Manufacturing Co., Ltd. ................        7,000       1,333,072
   NIDEC Corp.# ..................................        3,800         719,517
   Olympus Optical Co., Ltd. .....................      193,000       2,573,883
   Rohm Co., Ltd. ................................        8,600       2,790,949
   Sony Corp. ....................................        7,587       2,244,643
   TDK Corp. .....................................          100           9,567
   Tokyo Electron, Ltd. ..........................       19,000       2,897,092
   Toshiba Corp. .................................      413,000       3,372,379
                                                                   ------------
                                                                     29,942,765
                                                                   ------------
  FINANCIAL SERVICES -- 2.2%
   Daiwa Securities Group, Inc. ..................      166,000       2,636,923
   Hitachi Credit Corp.# .........................      105,500       1,762,311
   Nikko Securities Co., Ltd. (The) ..............      150,000       1,934,884
   Orix Corp.# ...................................       35,200       6,088,218
                                                                   ------------
                                                                     12,422,336
                                                                   ------------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
JAPAN -- (CONTINUED)
 FOOD & HOUSEHOLD PRODUCTS -- 2.0%
   Ajinomoto Co., Inc. ...........................      229,000    $  2,522,405
   House Foods Corp. .............................      109,000       1,587,598
   Kao Corp. .....................................       81,000       2,149,401
   Nippon Meat Packers, Inc. .....................      205,000       1,884,817
   Nissin Food Products Co., Ltd. ................      134,400       2,875,154
                                                                   ------------
                                                                     11,019,375
                                                                   ------------
 HEALTH & PERSONAL CARE -- 1.5%
   Chugai Pharmaceutical Co.,
     Ltd.# .......................................      144,000       2,202,245
   Fujisawa Pharmaceutical Co.,
     Ltd. ........................................       34,000       1,117,326
   Taisho Pharmaceutical Co., Ltd. ...............       45,000       1,269,896
   Yamanouchi Pharmaceutical Co.,
     Ltd. ........................................       79,000       3,775,551
                                                                   ------------
                                                                      8,365,018
                                                                   ------------
 INSURANCE -- 0.1%
   Tokio Marine & Fire Insurance
     Co. .........................................       91,000         830,876
                                                                   ------------
 MACHINERY & ENGINEERING -- 0.9%
   Kubota Corporation ............................      841,000       2,449,852
   Mori Seiki Co., Ltd. ..........................       86,000       1,123,426
   SMC Corporation ...............................        8,600       1,597,065
                                                                   ------------
                                                                      5,170,343
                                                                   ------------
MERCHANDISING -- 0.4%
   Ito-Yokado Co., Ltd. ..........................       12,000         699,126
   Seven-Eleven Japan Co., Ltd. ..................       14,000       1,409,539
                                                                   ------------
                                                                      2,108,665
                                                                   ------------
MULTI-INDUSTRY -- 0.3%
   Mitsubishi Corp. ..............................      220,000       1,624,192
                                                                   ------------
RECREATION OTHER CONSUMER GOODS -- 0.4%
   Nintendo Co., Ltd. ............................       10,100       2,205,695
                                                                   ------------
TELECOMMUNICATIONS -- 4.2%
   DDI Corp. .....................................          352       3,268,412
   Matsushita Communication
     Industrial Co., Ltd. ........................        8,000       1,354,556
   Nippon Telegraph & Telephone ..................          718       9,934,865
   NTT Data Corp.# ...............................          168       3,043,381
   NTT Mobile Communication
     Network, Inc. ...............................          148       5,968,420
                                                                   ------------
                                                                     23,569,634
                                                                   ------------
TEXTILES -- 0.4%
   Toray Industries Inc. .........................      249,000         793,344
   WORLD Co., Ltd.# ..............................       15,900       1,728,205
                                                                   ------------
                                                                      2,521,549
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
JAPAN -- (CONTINUED)
  TRANSPORTATION - ROAD & RAIL -- 0.5%
   Fukuyama Transporting Co., Ltd. ...............      199,000    $  1,418,433
   Yamato Transport Co., Ltd. ....................       63,000       1,674,624
                                                                   ------------
                                                                      3,093,057
                                                                   ------------
   TOTAL JAPAN ...................................                  173,028,855
                                                                   ------------
MEXICO -- 1.4%
  BROADCASTING & PUBLISHING -- 0.3%
   Grupo Televisa S.A. GDR** .....................       19,800       1,520,888
                                                                   ------------
  MERCHANDISING -- 0.2%
   Wal-Mart de Mexico S.A. de C.V.
     Cl. V ADR** .................................       51,900       1,163,463
                                                                   ------------
  TELECOMMUNICATIONS -- 0.9%
    Telefonos de Mexico S.A.
     Cl. L ADR ...................................       77,000       5,062,750
                                                                   ------------
   TOTAL MEXICO ..................................                    7,747,101
                                                                   ------------
NETHERLANDS -- 5.7%
  APPLIANCES & HOUSEHOLD DURABLES -- 1.8%
   Koninklijke Philips Electronics
     N.V. ........................................       56,213      10,404,904
                                                                   ------------
  BROADCASTING & PUBLISHING -- 0.6%
   VNU Verenigd Bezit ............................       51,859       3,577,464
                                                                   ------------
  CHEMICALS -- 0.4%
   Akzo Nobel N.V. ...............................       59,830       2,304,743
                                                                   ------------
  ELECTRICAL & ELECTRONICS -- 0.9%
   Equant N.V.** .................................       46,281       5,231,254
                                                                   ------------
  FINANCIAL SERVICES -- 1.0%
   ING Groep N.V. ................................      116,409       5,886,352
                                                                   ------------
 FOOD & HOUSEHOLD PRODUCTS -- 0.5%
   Unilever N.V. - CVA ...........................       57,697       2,624,762
                                                                   ------------
 INSURANCE -- 0.5%
   Fortis (NL) N.V. ..............................      101,607       2,551,327
                                                                   ------------
   TOTAL NETHERLANDS .............................                   32,580,806
                                                                   ------------
PORTUGAL -- 0.6%
  MULTI-INDUSTRY -- 0.0%
   PT Multimedia - Servicos de
     Telecomunicacoes e Multimedia
     SGPS S.A.** .................................           15           1,908
                                                                   ------------
  TELECOMMUNICATIONS -- 0.6%
   Portugal Telecom S.A. .........................      258,760       3,679,702
                                                                   ------------
   TOTAL PORTUGAL ................................                    3,681,610
                                                                   ------------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
SINGAPORE -- 0.6%
  BANKING -- 0.1%
   DBS Group Holdings, Ltd. ......................       26,000    $    321,286
   Overseas Union Bank, Ltd. .....................       69,200         307,118
                                                                   ------------
                                                                        628,404
                                                                   ------------
  BROADCASTING & PUBLISHING -- 0.1%
   Singapore Press Holdings, Ltd. ................       25,000         478,622
                                                                   ------------
  ELECTRONIC COMP. & INSTRUMENTS -- 0.2%
   NatSteel Electronics, Ltd. ....................       71,000         428,381
   Venture Manufacturing (Singapore),
     Ltd. ........................................       44,145         663,315
                                                                   ------------
                                                                      1,091,696
                                                                   ------------
  REAL ESTATE -- 0.1%
   City Developments, Ltd. .......................       76,631         311,201
                                                                   ------------
  TELECOMMUNICATIONS -- 0.1%
   Singapore Telecommunications,
     Ltd. ........................................      218,800         355,421
                                                                   ------------
  TRANSPORTATION - AIRLINES -- 0.0%
   Singapore Airlines, Ltd. ......................       18,000         167,082
                                                                   ------------
  TRANSPORTATION - SHIPPING -- 0.0%
   Neptune Orient Lines, Ltd.** ..................      342,824         280,433
                                                                   ------------
   TOTAL SINGAPORE ...............................                    3,312,859
                                                                   ------------
SOUTH AFRICA -- 0.5%
  BANKING -- 0.2%
   Standard Bank Investment Corp.,
     Ltd. ........................................      240,300         935,518
                                                                   ------------
  BEVERAGES & TOBACCO -- 0.2%
   South African Breweries plc ...................      125,430         968,721
                                                                   ------------
  INSURANCE -- 0.1%
   Liberty Life Association of Africa,
     Ltd. ........................................       79,751         774,316
                                                                   ------------
   TOTAL SOUTH AFRICA ............................                    2,678,555
                                                                   ------------
SOUTH KOREA -- 0.6%
  ELECTRONIC COMP. & INSTRUMENTS -- 0.1%
   Samsung Electronics Co.
     GDR#** ......................................        3,741         489,603
                                                                   ------------
  METALS - STEEL -- 0.1%
   Pohang Iron & Steel Company,
     Ltd. ADR ....................................       15,900         399,488
                                                                   ------------
  TELECOMMUNICATIONS -- 0.2%
   Korea Telecom Corp. ADR** .....................       30,250       1,315,875
                                                                   ------------
  UTILITIES - ELECTRICAL & GAS -- 0.2%
   Korea Electric Power Corp. ADR ................       81,000       1,113,750
                                                                   ------------
   TOTAL SOUTH KOREA .............................                    3,318,716
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
SPAIN -- 3.4%
  BANKING -- 0.8%
   Banco Santander Central Hispano
     S.A. ........................................      441,961    $  4,638,157
                                                                   ------------
  TELECOMMUNICATIONS -- 2.6%
   Telefonica S.A.#** ............................      500,132      14,373,546
                                                                   ------------
   TOTAL SPAIN ...................................                   19,011,703
                                                                   ------------
SWEDEN -- 2.4%
  ELECTRICAL & ELECTRONICS -- 1.8%
   Telefonaktiebolaget L.M. Ericsson
     Cl. B .......................................      107,445      10,282,733
                                                                   ------------
  INSURANCE -- 0.6%
   Skandia Forsakrings AB ........................       78,411       3,210,937
                                                                   ------------
   TOTAL SWEDEN ..................................                   13,493,670
                                                                   ------------
SWITZERLAND -- 3.9%
  BANKING -- 0.9%
   United Bank of Switzerland S.A. ...............       20,768       5,047,817
                                                                   ------------
  ELECTRICAL & ELECTRONICS -- 0.5%
   ABB AG - Bearer** .............................       29,443       3,132,553
                                                                   ------------
  HEALTH & PERSONAL CARE -- 1.5%
   Novartis AG Registered Shares .................        2,960       3,768,463
   Roche Holding AG ..............................          454       4,892,869
                                                                   ------------
                                                                      8,661,332
                                                                   ------------
  INSURANCE -- 0.7%
   Zurich Allied AG# .............................        8,929       3,783,905
                                                                   ------------
  TELECOMMUNICATIONS -- 0.3%
   Carrier 1 International S.A.#** ...............        9,542       1,488,296
                                                                   ------------
   TOTAL SWITZERLAND .............................                   22,113,903
                                                                   ------------
TAIWAN -- 1.1%
  ELECTRICAL & ELECTRONICS -- 0.9%
   Taiwan Semiconductor
     Manufacturing Co., Ltd.
     ADR#** ......................................       85,000       5,084,063
                                                                   ------------
  STRUCTURED INVESTMENT -- 0.2%
   Morgan Stanley Taiwan Opals ...................        8,900       1,442,067
                                                                   ------------
   TOTAL TAIWAN ..................................                    6,526,130
                                                                   ------------
TURKEY -- 0.3%
  BANKING -- 0.1%
   Yapi ve Kredi Bankasi A.S. ....................   30,696,400         907,890
                                                                   ------------
  BROADCASTING & PUBLISHING -- 0.2%
   Dogan Yayin Holding A.S.** ....................   38,535,000         988,882
                                                                   ------------
   TOTAL TURKEY ..................................                    1,896,772
                                                                   ------------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
UNITED KINGDOM -- 11.8%
  BANKING -- 0.6%
   LLoyds TSB Holdings Group plc .................      340,539    $  3,134,280
                                                                   ------------
  BUSINESS & PUBLIC SERVICES -- 1.2%
   Reuters Group plc .............................      154,254       3,333,821
   WPP Group plc .................................      184,632       3,560,433
                                                                   ------------
                                                                      6,894,254
                                                                   ------------
  ENERGY SOURCES -- 1.5%
   BP Amoco plc ..................................      482,735       3,715,231
   Shell Transport & Trading Co.
     plc .........................................      708,351       4,870,113
                                                                   ------------
                                                                      8,585,344
                                                                   ------------
  HEALTH & PERSONAL CARE -- 1.7%
   Glaxo Wellcome ................................      196,030       4,697,823
   SmithKline Beecham plc ........................      423,899       4,748,076
                                                                   ------------
                                                                      9,445,899
                                                                   ------------
  INSURANCE -- 0.3%
   Legal & General Group plc .....................      675,036       1,646,485
                                                                   ------------
  MERCHANDISING -- 0.3%
   J Sainsbury plc ...............................      436,936       1,796,917
                                                                   ------------
  TELECOMMUNICATIONS -- 5.9%
   British Telecommunications plc ................      330,376       5,768,553
   Marconi plc ...................................      411,096       5,123,866
   Vodafone AirTouch plc .........................    3,972,138      22,277,214
                                                                   ------------
                                                                     33,169,633
                                                                   ------------
  TRANSPORTATION - SHIPPING -- 0.3%
   Peninsular & Oriental Steam
     Navigation Company (The) ....................      167,503       1,886,770
                                                                   ------------
   TOTAL UNITED KINGDOM ..........................                   66,559,582
                                                                   ------------
   TOTAL COMMON STOCKS
     (Cost $489,620,741) .........................                 $577,173,349

                                                         PAR
                                                        (000)
                                                      ---------
INTERNATIONAL BOND -- 0.0%
UNITED KINGDOM -- 0.0%
  AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
   British Aerospace plc (CALS)
     7.450% 11/30/03 .............................        $  65    $    102,857
                                                                   ------------
   TOTAL INTERNATIONAL BOND
     (Cost $51,528) ..............................                 $    102,857
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

              WARBURG PINCUS INTERNATIONAL GROWTH FUND (CONCLUDED)

                                                         PAR
                                                        (000)         VALUE
                                                      ---------      -------
SHORT-TERM INVESTMENT -- 1.0%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.950% 03/01/00 .............................    $   5,709    $  5,709,000
     Cost $5,709,000)                                              ------------

   TOTAL INVESTMENTS -- 99.4%
     (Cost $495,381,269*) ........................                 $562,985,206

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 0.6% .......................                 $  3,216,853
                                                                   ------------
   TOTAL NET ASSETS-- 100.0% .....................                 $566,202,059
                                                                   ============

* Cost for Federal income tax purposes at February 29, 2000 is $499,891,037. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ....................................    $108,385,245
        Gross Depreciation ....................................     (45,291,076)
                                                                   ------------
        Net Appreciation ......................................    $ 63,094,169
                                                                   ============
** Non-income producing securities.
 # Security or a portion thereof is out on loan.

                            INVESTMENT ABBREVIATIONS
ADR ...............................................American Depositary Receipts
CALS .............................................Capital Amortizing Loan Stock
GDR .................................................Global Depositary Receipts


                 See Accompanying Notes to Financial Statements.

                       WARBURG PINCUS EUROPEAN EQUITY FUND
                           PORTFOLIO MANAGERS' LETTER
                                                                   April 3, 2000
Dear Shareholders:

We are writing to report on the results of the Warburg Pincus European Equity Fund (the "Fund") for the six months ended February 29, 2000.

On February 29, 2000, the net asset value ("NAV") of the Fund's common shares was $12.88, vs. a NAV of $9.79 on August 31, 1999. The common shares' total return was 32.12% (assuming the reinvestment of dividends and distributions at $0.0499 a share). By comparison, the Morgan Stanley Capital International Europe Index* (the "MSCI Europe") had a return of 13.98% for the period. The Fund's common shares' one-year return through February 29, 2000 was 35.30%. The Fund's common shares' since-inception (on January 28, 1999) average annual total return through February 29, 2000 was 26.62%.

The Fund's institutional shares had a NAV of $12.90 on February 29, 2000, vs. a NAV of $9.80 on August 31, 1999. The institutional shares' total return was 32.38% for the six months (assuming the reinvestment of dividends and distributions at $0.0667 a share). The MSCI Europe had a return of 13.98% for the six months. The Fund's institutional shares' one-year return through February 29, 2000 was 35.71%. The Fund's institutional shares' since-inception (on January 28, 1999) average annual total return through February 29, 2000 was 26.67%.

The period was a positive one for almost all European stock markets, buoyed by optimism over the region's economic prospects and an improving outlook for earnings in general. Market leadership, however, was limited to a handful of sectors, largely those relating to telecommunications, media and technology.

Against this backdrop, the Fund had a solid gain in absolute terms, and handily outpaced its benchmark for the six months. The Fund's results reflected a strong showing from its substantial position in stocks in the above-mentioned areas.

We made few noteworthy changes during the period in terms of country emphasis. We maintained a primary focus on the Continent's "core" economies (most specifically, France and Germany), where we generally saw the most compelling value. We also saw attractively priced stocks in smaller European markets within the EMU block, including Finland, Europe's strongest-performing market for the six months. We established a modest position in Turkey, where significant macroeconomic changes occurred during the period. We maintained our underweight stance in the U.K., reflecting our near-term concerns over the country's interest-rate policies. The relatively low allocation to the U.K. proved beneficial, as the country's stock market was a laggard for the six months.

Looking ahead, our outlook for Europe's equity markets remains positive based on our expectation that GDP growth in the region is set to accelerate. Furthermore, we believe that continued growth is possible without a material pickup in inflation as unemployment rates (though falling) remain relatively high and price transparency resulting from a single currency and the Internet act as deflationary forces within the region. We feel that merger & acquisition activity is likely to remain high, particularly in segments of the market related to the "new economy." All these factors stand to provide a strong backdrop for equity investors going forward. The Fund, we believe, is currently well positioned to benefit from the positive impact of economic recovery on traditional industries as well as the emergence of new trends and technologies.

Our favorable long-term outlook aside, Europe's stock markets will likely remain volatile, necessitating careful stock selection as well as country allocation. As ever, we will continue to strive to identify markets and companies we deem to have the brightest long-term prospects.

Sincerely yours,

Credit Suisse Asset Management European Equities Management Team

Harold W. Erlich, Managing Director
Nancy Nierman, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES IN EUROPE, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN A MORE GEOGRAPHICALLY DIVERSIFIED EQUITY FUND.

*The    Morgan    Stanley    International    Europe    Index    is   a   market
 capitalization-weighted index of 15 European countries. The index is calculated on a total return basis with net dividends reinvested.

                       WARBURG PINCUS EUROPEAN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
COMMON STOCKS -- 83.1%
AUSTRIA -- 2.0%
  ELECTRICAL COMP. & INSTRUMENTS -- 0.8%
   Austria Technologie &
     Systemtechnik AG** ..........................        4,304     $   327,367
                                                                    -----------
  ENERGY SOURCES -- 1.2%
   OMV AG ........................................        5,855         458,359
                                                                    -----------
   TOTAL AUSTRIA .................................                      785,726
                                                                    -----------
DENMARK -- 1.3%
  BUSINESS & PUBLIC SERVICES -- 1.3%
   ISS International Service System
     A/S Cl. B ...................................        7,675         512,442
                                                                    -----------
   TOTAL DENMARK .................................                      512,442
                                                                    -----------
FINLAND -- 7.2%
  ELECTRICAL & ELECTRONICS -- 2.6%
   Nokia Oyj .....................................        5,022       1,000,880
                                                                    -----------
  MACHINERY & ENGINEERING -- 2.1%
   Metso Oyj .....................................       62,760         821,782
                                                                    -----------
  TELEPHONE - INTEGRATED -- 2.5%
   Helsingin Puhelin Oyj (Helsinki
     Telephone Corp.)# ...........................        9,060         968,247
                                                                    -----------
   TOTAL FINLAND .................................                    2,790,909
                                                                    -----------
FRANCE -- 14.0%
  BANKING -- 1.6%
   Banque Nationale de Paris .....................        7,924         625,595
                                                                    -----------
  BROADCASTING & PUBLISHING -- 2.5%
   Hachette Filipacchi Medias ....................        7,560         618,694
   Thomson Multimedia** ..........................        2,670         351,668
                                                                    -----------
                                                                        970,362
                                                                    -----------
  DIVERSIFIED OPERATIONS/
   COMMERCIAL SERVICES -- 1.4%
   Vivendi .......................................        4,644         545,490
                                                                    -----------
  ELECTRONIC COMP. & INSTRUMENTS -- 1.7%
   STMicroelectronics N.V.# ......................        3,375         669,385
                                                                    -----------
  ENERGY EQUIPMENT & SERVICES -- 1.2%
   Coflexip S.A. ADR#** ..........................       10,175         455,967
                                                                    -----------
  ENERGY SOURCES -- 2.0%
   Total Fina S.A. Cl. B .........................        5,853         774,847
                                                                    -----------
  INSURANCE -- 1.5%
   AXA S.A.** ....................................        4,610         579,224
                                                                    -----------
  METALS - NON-FERROUS -- 0.8%
   Pechiney S.A. Cl. A ...........................        5,041         294,120
                                                                    -----------
  MULTI-INDUSTRY -- 1.3%
   Lagardere S.C.A. ..............................        5,351         503,344
                                                                    -----------
   TOTAL FRANCE ..................................                    5,418,334
                                                                    -----------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
GERMANY -- 12.6%
  BANKING -- 3.4%
   Deutsche Bank AG ..............................        5,950     $   500,684
   Dresdner Bank AG ..............................       16,500         791,131
                                                                    -----------
                                                                      1,291,815
                                                                    -----------
  ELECTRICAL & ELECTRONICS -- 1.9%
   Siemens AG ....................................        4,166         744,043
                                                                    -----------
  FINANCIAL SERVICES -- 2.1%
   Marschollek, Lautenschlaeger und
     Partner AG ..................................        1,611         822,065
                                                                    -----------
  INTERNET SOFTWARE -- 1.0%
   Intershop Communications AG** .................          760         387,815
                                                                    -----------
  REINSURANCE -- 1.9%
   Hannover Rueckversicherungs
     AG ..........................................       12,515         747,063
                                                                    -----------
  UTILITIES - ELECTRICAL & GAS-- 2.3%
   Viag AG .......................................       49,350         876,634
                                                                    -----------
   TOTAL GERMANY .................................                    4,869,435
                                                                    -----------
HUNGARY -- 1.7%
  BANKING -- 1.7%
   OTP Bank Rt. GDR 144A .........................       11,150         636,601
                                                                    -----------
   TOTAL HUNGARY .................................                      636,601
                                                                    -----------
IRELAND -- 3.2%
  BANKING -- 0.9%
   Bank of Ireland ...............................       59,850         349,198
                                                                    -----------
  TELECOMMUNICATIONS -- 2.3%
   eircom plc** ..................................      200,000         881,345
                                                                    -----------
   TOTAL IRELAND .................................                    1,230,543
                                                                    -----------
ITALY -- 4.7%
  TELEPHONE - INTEGRATED -- 2.7%
   Tecnost S.p.A.# ...............................      248,600       1,033,998
                                                                    -----------
  TRANSPORT - SERVICES -- 2.0%
   Concessioni e Costruzioni
     Autostrade S.p.A.# ..........................       89,351         786,286
                                                                    -----------
   TOTAL ITALY ...................................                    1,820,284
                                                                    -----------
NETHERLANDS -- 5.2%
  APPLIANCES & HOUSEHOLD DURABLES -- 1.6%
   Koninklijke Philips Electronics
     N.V. ........................................        3,366         623,039
                                                                    -----------
  BROADCASTING & PUBLISHING -- 0.8%
   VNU N.V. ......................................        4,400         303,532
                                                                    -----------
  CONSTRUCTION & HOUSING -- 0.9%
   IHC Caland N.V. ...............................       10,450         352,143
                                                                    -----------
  ELECTRICAL & ELECTRONICS -- 1.9%
   Equant** ......................................        6,628         749,179
                                                                    -----------
   TOTAL NETHERLANDS .............................                    2,027,893
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

                 WARBURG PINCUS EUROPEAN EQUITY FUND (CONCLUDED)


                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
PORTUGAL -- 3.5%
  MULTI-INDUSTRY -- 1.0%
   PT MULTIMEDIA - Servicos
     de Telecomunicacoes e
     Multimedia SGPS S.A.** ......................        3,150     $   400,634
                                                                    -----------
  TELECOMMUNICATIONS -- 2.5%
   Portugal Telecom S.A. .........................       66,760         949,362
                                                                    -----------
   TOTAL PORTUGAL ................................                    1,349,996
                                                                    -----------
SPAIN -- 3.3%
  BANKING -- 1.8%
   Banco Bilbao Vizcaya S.A.** ...................       49,003         712,417
                                                                    -----------
  RETAIL - HYPERMARKETS -- 1.5%
   Centros Comerciales Continente,
     S.A. ........................................       16,750         283,026
   Centros Comerciales Pryca, S.A.# ..............       21,700         286,648
                                                                    -----------
                                                                        569,674
                                                                    -----------
   TOTAL SPAIN ...................................                    1,282,091
                                                                    -----------
SWEDEN -- 5.2%
  BANKING -- 2.0%
   Nordbanken Holding AB .........................      143,600         753,482
                                                                    -----------
  ELECTRICAL & ELECTRONICS -- 3.2%
   Telefonaktiebolaget L.M. Ericsson
     Cl. B .......................................       13,069       1,250,733
                                                                    -----------
   TOTAL SWEDEN ..................................                    2,004,215
                                                                    -----------
SWITZERLAND -- 0.8%
  TELECOMMUNICATIONS -- 0.8%
   Carrier 1 International S.A.** ................        1,900         296,349
   Carrier 1 International S.A. -
     ADR** .......................................          400          12,975
                                                                    -----------
                                                                        309,324
                                                                    -----------
   TOTAL SWITZERLAND .............................                      309,324
                                                                    -----------
TURKEY -- 1.3%
  COMMERCIAL BANKS-EUROPE -- 0.7%
   Yapi ve Kredi Bankasi A.S. ....................    8,930,000         264,118
                                                                    -----------
  DIVERSIFIED OPERATIONS -- 0.6%
   Haci Omer Sabanci Holding A.S. ................    4,851,000         223,653
                                                                    -----------
   TOTAL TURKEY ..................................                      487,771
                                                                    -----------
UNITED KINGDOM -- 17.1%
  AEROSPACE & MILITARY TECHNOLOGY -- 1.7%
   British Aerospace plc .........................      131,185         649,268
                                                                    -----------
  BANKING -- 3.4%
   Bank of Scotland ..............................       64,000         570,862
   LLoyds TSB Holdings Group plc .................       79,194         728,892
                                                                    -----------
                                                                      1,299,754
                                                                    -----------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
UNITED KINGDOM -- (CONTINUED)
  BROADCASTING & PUBLISHING -- 1.3%
   Reed International plc ........................       67,300     $   493,784
                                                                    -----------
  HEALTH & PERSONAL CARE -- 2.3%
   AstraZeneca Group plc .........................        9,731         316,312
   SmithKline Beecham plc ........................       52,850         591,970
                                                                    -----------
                                                                        908,282
                                                                    -----------
  INSURANCE -- 1.7%
   Prudential Corporation plc ....................       45,956         677,628
                                                                    -----------
  TELECOMMUNICATIONS -- 6.7%
   British Telecommunications plc ................       53,373         931,921
   Cable & Wireless Communications
     plc** .......................................       18,912         320,958
   Viatel, Inc.** ................................        8,850         498,366
   Vodafone AirTouch plc .........................      147,724         828,491
                                                                    -----------
                                                                      2,579,736
                                                                    -----------
   TOTAL UNITED KINGDOM ..........................                    6,608,452
                                                                    -----------
   TOTAL COMMON STOCKS
     (Cost $28,798,417) ..........................                  $32,134,016
                                                                    -----------

                                                         PAR
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENT -- 5.5%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.850% 03/01/00 .............................       $2,110     $ 2,110,000
     (Cost $2,110,000)                                              -----------

   TOTAL INVESTMENTS -- 88.6%
     (Cost $30,908,417*) .........................                  $34,244,016

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 11.4% ......................                  $ 4,409,145
                                                                    -----------
   TOTAL NET ASSETS-- 100.0% .....................                  $38,653,161
                                                                    ===========


* The cost for Federal income tax purposes at February 29, 2000 is $31,020,267. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ....................................     $ 5,164,873
        Gross Depreciation ....................................      (1,941,124)
                                                                    -----------
        Net Appreciation ......................................     $ 3,223,749
                                                                    ===========

** Non-income producing securities.

#  Security or a portion thereof is out on loan.

                            INVESTMENT ABBREVIATIONS
ADR ...............................................American Depositary Receipts
GDR .................................................Global Depositary Receipts

                 See Accompanying Notes to Financial Statements.

                      WARBURG PINCUS U.S. CORE EQUITY FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  March 24, 2000
Dear Shareholders:

We are writing to report on the results of the Warburg Pincus U.S. Core Equity Fund (the "Fund") for the six months ended February 29, 2000.

At February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $18.72, compared to an NAV of $19.58 on August 31, 1999. The institutional shares' total return was thus 11.7%, (assuming the reinvestment of dividends and distributions totaling $3.0564 per share). By comparison, the Standard & Poor's 500 Index* (the "Index") returned 4.1% during the same period.

The Fund outperformed the Index during the fiscal half-year due to a positive combination of market conditions and our stock selection emphasis using certain fundamental factors that our research concluded would be most effective.

Unlike earlier periods, the market's high level of overall volatility was helpful to performance. This served to create a number of opportunities of which we could take advantage. Share-price momentum and relative valuation worked notably well during the period in this regard.

The factors that we correctly emphasized were earnings revisions, which were plentiful in a buoyant macroeconomic environment; operating performance, as reflected more in companies' income statements than in their balance sheets; and long-term relative strength.

Although our investment discipline does not significantly overweight or underweight industry sectors relative to the benchmark, results during the period were particularly strong in certain sectors. The strongest was technology which, in line with the benchmark, was also the portfolio's most heavily weighted sector. Some of the Fund's largest individual holdings were technology names that performed especially well, such as Nortel Networks, Cisco Systems and Intel.

In addition to technology, stock selection was best in telecommunications and commercial services.

Results were weaker in the so-called "Old Economy" (I.E., manufacturing-oriented) sectors. These suffered as investors overwhelmingly preferred "New Economy" companies (I.E., those based on information and technology). Exposure to Old Economy sectors like noncyclicals, industrials and utilities particularly hurt performance, with utilities experiencing further neglect based on rising energy prices and concerns about higher interest rates. The Fund's poorer performers in these sectors included Anheuser-Busch, United Technologies and PG&E.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Structured Equities Management Team

William W. Priest, Jr., Managing Director
Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President

PERFORMANCE

                                                                                                                 SINCE
                                                                                           FIVE YEARS          INCEPTION
                                                    SIX MONTHS         ONE YEAR        (3/1/95 - 2/29/00)       8/31/94
                                                      2/29/00     (3/1/99 - 2/29/00)      (ANNUALIZED)       (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus U.S. Core Equity Fund                     11.7%             18.5%                24.8%              22.8%
Standard & Poor's 500 Index*                              4.1%             11.7%                25.1%              23.5%
---------------------------------------------------------------------------------------------------------------------------

*THE S&P 500 INDEX IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF COMMON STOCKS, INCLUDES REINVESTMENT OF DIVIDENDS, AND IS A REGISTERED TRADEMARK OF MCGRAW-HILL CO., INC.

                      WARBURG PINCUS U.S. CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
COMMON STOCKS -- 98.1%
BANKS -- 7.3%
   Bank of America Corp. .........................       18,900      $  870,581
   Chase Manhattan Corp. .........................       31,000       2,468,375
   J.P. Morgan & Co., Inc. .......................       16,500       1,831,500
                                                                    -----------
                                                                      5,170,456
                                                                    -----------
BROADCASTING -- 1.4%
   Clear Channel Communications,
     Inc.** ......................................       15,400       1,026,025
                                                                    -----------
CELLULAR COMMUNICATIONS -- 4.3%
   Nextel Communications, Inc.** .................       22,100       3,012,506
                                                                    -----------
CHEMICALS -- 2.1%
   Dow Chemical Co. ..............................        9,300       1,009,050
   Sherwin Williams Co. ..........................       25,000         478,125
                                                                    -----------
                                                                      1,487,175
                                                                    -----------
COMPUTER HARDWARE & BUSINESS MACHINES -- 7.5%
   Cisco Systems** ...............................       33,500       4,428,281
   Dell Computer Corp.** .........................       21,800         889,712
                                                                    -----------
                                                                      5,317,993
                                                                    -----------
COMPUTER SOFTWARE -- 4.1%
   Microsoft Corp.** .............................       32,600       2,913,625
                                                                    -----------
COMPUTERS, SOFTWARE AND SERVICING -- 2.2%
   Oracle Corp.** ................................       21,300       1,581,525
                                                                    -----------
CONGLOMERATES -- 0.6%
   Philip Morris Cos., Inc. ......................       21,400         429,337
                                                                    -----------
ELECTRIC UTILITIES -- 1.0%
   PG & E Corp. ..................................       33,700         695,062
                                                                    -----------
ELECTRICAL EQUIPMENT -- 4.7%
   Nortel Networks Corp.# ........................       29,600       3,300,400
                                                                    -----------
ENERGY RESERVES & PRODUCTION -- 4.0%
   Royal Dutch Petroleum Co. .....................       42,600       2,236,500
   Unocal Corp. ..................................       22,700         607,225
                                                                    -----------
                                                                      2,843,725
                                                                    -----------
FINANCIAL SERVICES -- 2.2%
   General Electric Co. ..........................       11,800       1,559,812
                                                                    -----------
FOOD & BEVERAGE -- 3.0%
   Anheuser-Busch Companies,
     Inc. ........................................       25,400       1,628,775
   Archer-Daniels-Midland Co. ....................       47,800         480,987
                                                                    -----------
                                                                      2,109,762
                                                                    -----------
HEALTH CARE -- 3.6%
   American Home Products Corp. ..................       58,900       2,562,150
                                                                    -----------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
INDUSTRIAL PARTS -- 1.2%
   United Technologies Corp. .....................       16,600      $  845,563
                                                                    -----------
INFORMATION SERVICES -- 3.1%
   Electronic Data Systems Corp. .................       33,900       2,195,025
                                                                    -----------
INSURANCE - PROPERTY/ CASUALTY-- 0.5%
   Allstate Corp. ................................       16,700         325,650
                                                                    -----------
LIFE & HEALTH INSURANCE -- 3.7%
   Aetna, Inc. ...................................       16,900         695,013
   Cigna Corp. ...................................       26,300       1,941,269
                                                                    -----------
                                                                      2,636,282
                                                                    -----------
MEDICAL PROVIDERS & SERVICES -- 2.0%
   United Healthcare Corp. .......................       27,400       1,400,825
                                                                    -----------
MOTOR VEHICLES & PARTS -- 5.7%
   Ford Motor Co. ................................       39,900       1,660,838
   General Motors Corp. ..........................       31,000       2,357,938
                                                                    -----------
                                                                      4,018,776
                                                                    -----------
OIL COMP-INTEGRATED -- 0.9%
   Conoco, Inc. Class B ..........................       31,400         618,188
                                                                    -----------
OIL REFINERY -- 4.0%
   Enron Corp. ...................................       41,500       2,863,500
                                                                    -----------
PHARMACEUTICALS -- 4.9%
   Bristol-Myers Squibb Co. ......................       34,700       1,971,394
   Merck & Co. ...................................       24,000       1,477,500
                                                                    -----------
                                                                      3,448,894
                                                                    -----------
PUBLISHING -- 1.6%
   Gannett Company, Inc. .........................       17,900       1,166,856
                                                                    -----------
RETAIL - DEPARTMENT STORES -- 3.7%
   Wal-Mart Stores, Inc. .........................       53,900       2,624,256
                                                                    -----------
RETAIL - GROCERY STORES -- 0.9%
   Kroger Co.** ..................................       44,500         661,938
                                                                    -----------
SECURITY & ASSET MANAGEMENT -- 2.8%
   Merrill Lynch & Co., Inc. .....................       19,500       1,998,750
                                                                    -----------
SEMICONDUCTORS -- 6.3%
   Intel Corp. ...................................       39,700       4,486,100
                                                                    -----------
TELECOMMUNICATIONS -- 8.8%
   BellSouth Corp. ...............................       47,000       1,915,250
   MCI WorldCom, Inc.** ..........................       53,700       2,396,363
   Qualcomm, Inc.** ..............................       13,500       1,922,906
                                                                    -----------
                                                                      6,234,519
                                                                    -----------
   TOTAL COMMON STOCKS
     (Cost $62,150,360) ..........................                  $69,534,675
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

                WARBURG PINCUS U.S. CORE EQUITY FUND (CONCLUDED)


                                                         PAR
                                                        (000)          VALUE
                                                      ---------     -----------
SHORT TERM INVESTMENT -- 1.7%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.950% 03/01/00 .............................   $    1,190     $ 1,190,000
     (Cost $1,190,000)                                              -----------

   TOTAL INVESTMENTS -- 99.8%
     (Cost $63,340,360*) .........................                  $70,724,675

   OTHER ASSETS IN EXCESS
     OF LIABILITIES -- 0.2% ......................                  $   119,432
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ....................                  $70,844,107
                                                                    ===========

* Cost for Federal income tax purposes at February 29, 2000 is $63,410,382. The gross appreciation (depreciation) on a tax basis is as follows:

     Gross Appreciation .......................................     $13,111,200
     Gross Depreciation .......................................      (5,796,907)
                                                                    -----------
     Net Appreciation .........................................     $ 7,314,293
                                                                    ===========


** Non-income producing securities

#  Security or a portion thereof is out on loan.


                 See Accompanying Notes to Financial Statements.

                  WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
                           PORTFOLIO MANAGERS' LETTER
                                                                  March 22, 2000
Dear Shareholders:

We are pleased to report on the results of the Warburg Pincus Global Telecommunications Fund (the "Fund") for the six months ended February 29, 2000.

At February 29, 2000, the net asset value ("NAV") of the Fund was $82.65, compared to an NAV of $41.22 on August 31, 1999. As a result, the Fund's total return was 104.5%, (assuming the reinvestment of dividends and distributions totaling $1.23 per share). By comparison, the MSCI Global Telecommunications Index* returned 36.6% during the same period.

The Fund outperformed as a result of effective stock selection across all geographies in which we invested. In order of their positive contributions to overall performance during the fiscal half-year, these were the U.S., Japan, Europe, Asia/Pacific, other emerging markets and Latin America.

o THE U.S. We emphasized two telecommunications subsectors in the Fund's U.S. exposure. The first was non-traditional service carriers, best exemplified by companies known as CLECs (I.E., competitive local-exchange carriers). Our analysis concluded that CLECs, which are fairly young companies that provide advanced data and Internet services in addition to traditional telephony, offered unusually strong growth potential. The portfolio thus benefited as CLEC names enjoyed significant appreciation.

   The other subsector we highlighted in the U.S. was wireless. Wireless companies, which sold at valuations that were quite reasonable compared to their bright growth prospects, also outperformed.

o JAPAN. Japanese stock selection favored competitive entrants and wireless companies. Among the latter was NTT Mobile Communications, one of the world's top wireless providers and the Fund's largest individual holding, whose shares more than doubled during the half-year.

o EUROPE. Results in Europe were strong in several nations, especially the U.K. Our biggest U.K. position (and one of the Fund's biggest as well) was Vodafone Airtouch, the global wireless giant whose shares surged in the wake of its bid to acquire Germany's Mannesmann. The Vodafone bid for Mannesmann, incidentally, was announced in November and proved to be a catalytic event in terms of its upward impact on telecom stocks worldwide.

   Elsewhere in Europe, relative returns were best in Finland, the Netherlands and Italy.

o ASIA/PACIFIC. Asian performance was highest in China, India and South Korea, each of which benefited from one of the portfolio's major positions. Respectively by market, these were China Telecom, VSNL and SK Telecom.

o OTHER EMERGING MARKETS. Among other emerging markets, we fared particularly well in Russia and Israel.

o LATIN AMERICA. Our decision to focus on the key markets of Mexico and Brazil drove outperformance in Latin America. In Mexico, we invested in a combination of incumbent providers and newer competitive entrants. Brazilian exposure focused on incumbents, wireless providers and data-focused companies spun off from Telebras, the privatized telecom holding company.

Thank you for your support, and please feel free to call upon us at any time if you have questions.

Sincerely yours,

Credit Suisse Asset Management Global Telecommunications Management Team

Scott T. Lewis, Director
Vincent J. McBride, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TELECOMMUNICATIONS, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT SEEK CAPITAL APPRECIATION BY INVESTING IN A BROADER MIX OF ISSUES. MORE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES AND THE SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH A SINGLE-INDUSTRY FUND, IS PROVIDED IN THE PROSPECTUS.

                  WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)


PERFORMANCE

                                                                                                                 SINCE
                                                                                                               INCEPTION
                                                                 SIX MONTHS              ONE YEAR               12/4/96
                                                                   2/29/00          (3/1/99 - 2/29/00)       (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Telecommunications Fund                       104.5%                  170.4%                78.4%
Morgan Stanley Global Telecommunications Index*                      36.6%                   35.1%                37.7%
---------------------------------------------------------------------------------------------------------------------------

*THE MORGAN STANLEY GLOBAL TELECOMMUNICATIONS INDEX IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF TELECOMMUNICATIONS EQUITIES THAT INCLUDES REINVESTMENT OF DIVIDENDS AND IS COMPILED BY MORGAN STANLEY & CO., INCORPORATED.

                  WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
COMMON STOCKS -- 88.7%
ARGENTINA -- 0.4%
  TELECOMMUNICATIONS -- 0.4%
   Telecom Argentina  S.A. ADR#** ................       40,000    $  1,667,500
                                                                   ------------
   TOTAL ARGENTINA ...............................                    1,667,500
                                                                   ------------
 BELGIUM -- 0.0%
  TELECOMMUNICATIONS -- 0.0%
   Telinfo NV-Strip VVPR** .......................           61               1
                                                                   ------------
   TOTAL BELGIUM .................................                            1
                                                                   ------------
 BERMUDA -- 0.9%
  MULTI-INDUSTRY -- 0.6%
   Tyco International Ltd. ADR ...................      123,300       4,677,694
                                                                   ------------
  TELECOMMUNICATIONS -- 0.3%
   FLAG Telecom Holdings, Ltd.** .................       95,000       2,719,375
                                                                   ------------
   TOTAL BERMUDA .................................                    7,397,069
                                                                   ------------
BRAZIL -- 2.1%
  TELECOMMUNICATIONS -- 2.1%
   Celular crt Participacoes S.A.
     Pfd. A** ....................................    3,172,000       1,045,971
   Embratel Participacoes S.A.
     ADR** .......................................      118,300       2,839,200
   Tele Centro Oeste Celular
     Participacoes S.A. ADR** ....................      317,000       2,853,000
   Telecomunicacoes Brasileiras
     S.A. Pfd. Block ADR#** ......................       27,100       3,990,475
                                                                   ------------
                                                                     10,728,646
                                                                   ------------
   TOTAL BRAZIL ..................................                   10,728,646
                                                                   ------------
CANADA -- 2.8%
  TELECOMMUNICATIONS -- 2.8%
   Clearnet Communications, Inc.,
     Cl. A** .....................................       47,000       1,976,937
   Descartes Systems Group, Inc.
     (The)** .....................................       71,800       3,949,000
   OCI Communications, Inc. Cl. B ................       11,800         143,535
   Research in Motion, Ltd.** ....................       35,500       4,801,375
   Telesystem International Wireless,
     Inc.** ......................................       80,000       3,220,000
                                                                   ------------
                                                                     14,090,847
                                                                   ------------
   TOTAL CANADA ..................................                   14,090,847
                                                                   ------------
CHILE -- 0.5%
  TELECOMMUNICATIONS -- 0.5%
   Cia. de Telecomunicaciones de
     Chile S.A. ADR** ............................      111,300       2,226,000
                                                                   ------------
   TOTAL CHILE ...................................                    2,226,000
                                                                   ------------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
FINLAND -- 3.0%
  TELECOMMUNICATIONS -- 3.0%
   Comptel Oyj ...................................       22,000    $  2,670,993
   Nokia Corp. ADR ...............................       29,800       5,909,712
   Sonera Oyj ....................................       82,980       6,399,424
                                                                   ------------
                                                                     14,980,129
                                                                   ------------
   TOTAL FINLAND .................................                   14,980,129
                                                                   ------------
FRANCE -- 0.9%
  BUILDING MATERIALS & COMPONENTS -- 0.6%
   Bouygues S.A. .................................        3,614       3,009,811
                                                                   ------------
  ELECTRICAL & ELECTRONICS -- 0.3%
   Alcatel .......................................        6,676       1,563,201
                                                                   ------------
   TOTAL FRANCE ..................................                    4,573,012
                                                                   ------------
GERMANY -- 0.3%
  TELECOMMUNICATIONS -- 0.3%
   Telegate AG** .................................        9,200       1,381,807
                                                                   ------------
   TOTAL GERMANY .................................                    1,381,807
                                                                   ------------
GREECE -- 1.8%
  TELECOMMUNICATIONS -- 1.8%
   Hellenic Telecommunications
     Organization S.A. ADR#** ....................      486,135       7,292,025
   STET Hellas Telecommunications
     S.A. ADR** ..................................       60,900       1,823,194
                                                                   ------------
                                                                      9,115,219
                                                                   ------------
   TOTAL GREECE ..................................                    9,115,219
                                                                   ------------
HONG KONG -- 2.2%
  MULTI-INDUSTRY -- 0.6%
   Hutchison Whampoa, Ltd. .......................      173,000       2,711,968
                                                                   ------------
  TELECOMMUNICATIONS -- 1.6%
   China Telecom (Hong Kong), Ltd.
     ADR** .......................................       44,300       8,234,262
                                                                   ------------
   TOTAL HONG KONG ...............................                   10,946,230
                                                                   ------------
HUNGARY -- 0.7%
  TELECOMMUNICATIONS -- 0.7%
   Magyar Tavkozlesi ADR .........................       74,200       3,408,562
                                                                   ------------
   TOTAL HUNGARY .................................                    3,408,562
                                                                   ------------
INDIA -- 2.1%
  TELECOMMUNICATIONS -- 2.1%
   Mahanagar Telephone Nigam, Ltd.
     144A GDR** ..................................      119,000       2,305,625
   Videsh Sanchar Nigam, Ltd.
     144A GDR ....................................      226,600       8,327,550
                                                                   ------------
                                                                     10,633,175
                                                                   ------------
   TOTAL INDIA ...................................                   10,633,175
                                                                   ------------


                 See Accompanying Notes to Financial Statements.

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
IRELAND -- 1.0%
  TELECOMMUNICATIONS -- 1.0%
   eircom plc** ..................................    1,127,210    $  4,967,304
                                                                   ------------
   TOTAL IRELAND .................................                    4,967,304
                                                                   ------------
ISRAEL -- 0.4%
  TELECOMMUNICATIONS -- 0.4%
   Gilat Satellite Networks, Ltd.
     ADR#** ......................................       12,100       1,814,244
                                                                   ------------
   TOTAL ISRAEL ..................................                    1,814,244
                                                                   ------------
ITALY -- 1.3%
  TELECOMMUNICATIONS -- 1.3%
   Telecom Italia S.p.A.# ........................      381,279       6,684,790
                                                                   ------------
   TOTAL ITALY ...................................                    6,684,790
                                                                   ------------
JAPAN -- 7.5%
  BUSINESS & PUBLIC SERVICES -- 0.7%
   Trans Cosmos, Inc. ............................        7,900       3,682,061
                                                                   ------------
  ELECTRONIC COMP. & INSTRUMENTS -- 1.1%
   Internet Intitiative Japan, Inc.
     ADR** .......................................       10,000       1,060,000
   Sony Corp. ....................................        7,200       2,130,148
   Sony Corp. ADR ................................        7,200       2,256,300
                                                                   ------------
                                                                      5,446,448
                                                                     ----------
MULTI-INDUSTRY -- 1.1%
 Furukawa Electric Co., Ltd. .....................      389,000       5,945,580
                                                                     ----------
TELECOMMUNICATIONS -- 4.6%
   DDI Corp.# ....................................          411       3,816,242
   KDD Corp. .....................................       30,200       2,817,895
   NTT Mobile Communication
     Network, Inc. ...............................          303      12,219,130
   Softbank Corp. ................................        3,100       4,515,186
                                                                   ------------
                                                                     23,368,453
                                                                   ------------
   TOTAL JAPAN ...................................                   38,442,542
                                                                   ------------
MALAYSIA -- 0.7%
  TELECOMMUNICATIONS -- 0.7%
   Telekom Malaysia Berhad .......................      847,300       3,589,971
                                                                   ------------
   TOTAL MALAYSIA ................................                    3,589,971
                                                                   ------------
MEXICO -- 2.8%
  BROADCASTING & PUBLISHING -- 0.8%
   Grupo Televisa S.A. GDR** .....................       56,300       4,324,544
                                                                   ------------
  TELECOMMUNICATIONS -- 2.0%
   Neuvo Grupo Iusacell S.A. de
     C.V. ADR** ..................................       74,832       1,590,180
   Telefonos de Mexico S.A.
     Cl. L ADR ...................................      130,200       8,560,650
                                                                   ------------
                                                                     10,150,830
                                                                   ------------
   TOTAL MEXICO ..................................                   14,475,374
                                                                   ------------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
NETHERLANDS -- 2.1%
  ELECTRICAL & ELECTRONICS -- 0.4%
   Equant N.V.** .................................       18,984    $  2,145,808
                                                                   ------------
  TELECOMMUNICATIONS -- 1.7%
   United Pan-Europe
     Communications N.V.** .......................       29,658       5,843,709
   Versatel Telecom International
     N.V.#** .....................................       44,100       2,670,694
                                                                   ------------
                                                                      8,514,403
                                                                   ------------
   TOTAL NETHERLANDS .............................                   10,660,211
                                                                   ------------
PERU -- 0.2%
  TELECOMMUNICATIONS -- 0.2%
   Telefonica del Peru S.A.A.
     ADR** .......................................       42,100         826,212
                                                                   ------------
   TOTAL PERU ....................................                      826,212
                                                                   ------------
PHILIPPINES -- 0.4%
  TELECOMMUNICATIONS -- 0.4%
   Philippine Long Distance
     Telephone Co. ...............................       44,000         955,618
   Philippine Long Distance
     Telephone Co. ADR# ..........................       38,200         830,850
                                                                   ------------
                                                                      1,786,468
                                                                   ------------
   TOTAL PHILIPPINES .............................                    1,786,468
                                                                   ------------
PORTUGAL -- 1.5%
  MULTI-INDUSTRY -- 0.2%
   PT Multimedia - Servicos de
     Telecomunicacoes e Multimedia
     SGPS S.A.** .................................        7,500         953,892
                                                                   ------------
  TELECOMMUNICATIONS -- 1.3%
   Portugal Telecom S.A. .........................      458,720       6,523,237
                                                                   ------------
   TOTAL PORTUGAL ................................                    7,477,129
                                                                   ------------
RUSSIA -- 0.6%
  TELECOMMUNICATIONS -- 0.6%
   Golden Telecom, Inc. ADR#** ...................       70,000       2,940,000
                                                                   ------------
   TOTAL RUSSIA ..................................                    2,940,000
                                                                   ------------
SOUTH KOREA -- 3.0%
  ELECTONIC COMP. & INSTRUMENTS -- 0.8%
   Samsung Electronics Co. .......................       17,400       3,938,220
                                                                   ------------
  TELECOMMUNICATIONS -- 2.2%
   Korea Telecom Corp. ADR** .....................       58,100       2,527,350
   SK Telecom Co., Ltd. ADR** ....................      201,110       9,037,381
                                                                   ------------
                                                                     11,564,731
                                                                   ------------
   TOTAL SOUTH KOREA .............................                   15,502,951
                                                                   ------------
SPAIN -- 0.7%
  BROADCASTING & PUBLISHING -- 0.2%
   Sogecable S.A.** ..............................       17,000       1,095,808
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
SPAIN -- (CONTINUED)
  TELECOMMUNICATIONS -- 0.5%
   Telefonica S.A.** .............................       53,000    $  1,523,194
   Telefonica S.A. ADR#** ........................       11,934       1,034,529
                                                                   ------------
                                                                      2,557,723
                                                                   ------------
   TOTAL SPAIN ...................................                    3,653,531
                                                                   ------------
SWEDEN -- 1.7%
  ELECTRICAL & ELECTRONICS -- 1.7%
   Telefonaktiebolaget L.M. Ericsson
     ADR .........................................       25,000       2,400,000
   Telefonaktiebolaget L.M. Ericsson
     Cl. B .......................................       65,550       6,273,285
                                                                   ------------
                                                                      8,673,285
                                                                   ------------
   TOTAL SWEDEN ..................................                    8,673,285
                                                                   ------------
TAIWAN -- 0.0%
  ELECTRONIC COMP. & INSTRUMENTS-- 0.0%
   Yageo Corp. 144A GDR# .........................          400           3,026
                                                                   ------------
   TOTAL TAIWAN ..................................                        3,026
                                                                   ------------
THAILAND -- 0.3%
  TELECOMMUNICATIONS -- 0.3%
   TelecomAsia Corp. Public Co.,
     Ltd.** ......................................      891,600       1,239,833
                                                                   ------------
   TOTAL THAILAND ................................                    1,239,833
                                                                   ------------
UNITED KINGDOM -- 4.9%
  ELECTRONIC COMP. & INSTRUMENTS -- 0.3%
   Arm Holdings plc** ............................       17,744       1,337,603
                                                                   ------------
  TELECOMMUNICATIONS -- 4.6%
   British Telecommunications plc ................      239,012       4,173,282
   British Telecommunications plc
     ADR .........................................        3,800         677,350
   COLT Telecom Group plc ADR** ..................       15,963       3,719,130
   Filtronic plc .................................       36,600       1,289,956
   NDS Group plc ADR#** ..........................       28,700       2,134,562
   Vodafone AirTouch plc .........................    1,441,979       8,087,150
   Vodafone AirTouch plc ADR# ....................       63,500       3,663,156
                                                                   ------------
                                                                     23,744,586
                                                                   ------------
   TOTAL UNITED KINGDOM ..........................                   25,082,189
                                                                   ------------
UNITED STATES -- 41.9%
  AEROSPACE & MILITARY TECHNOLOGY -- 1.6%
   General Motors Corp. Cl. H#** .................       24,143       2,909,231
   Loral Space & Communications,
     Ltd.** ......................................      198,260       2,986,291
   Titan Corporation (The)** .....................       55,000       2,062,500
                                                                   ------------
                                                                      7,958,022
                                                                   ------------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
UNITED STATES -- (CONTINUED)
  BROADCASTING & PUBLISHING -- 4.0%
   CBS Corp.** ...................................       51,000    $  3,037,687
   Emmis Communications Corp.** ..................       80,000       2,920,000
   Fox Entertainment Group, Inc.** ...............      195,600       5,146,725
   Infinity Broadcasting Corp.** .................       65,000       2,075,937
   TCI Satellite Entertainment, Inc.** ...........       57,615         727,389
   Time Warner, Inc.** ...........................       43,597       3,727,543
   TV Guide, Inc. Cl. A** ........................       60,000       2,827,500
                                                                   ------------
                                                                     20,462,781
                                                                   ------------
  BUSINESS & PUBLIC SERVICES -- 1.2%
   Microsoft Corporation** .......................       50,000       4,468,750
   Walt Disney Co. (The) .........................       55,000       1,842,500
                                                                   ------------
                                                                      6,311,250
                                                                   ------------
  DATA PROCESSING & REPRODUCTION -- 1.1%
   Sun Microsystems, Inc.** ......................       59,000       5,619,750
                                                                   ------------
  ELECTRONIC COMP. & INSTRUMENTS-- 7.3%
   America Online** ..............................       60,108       3,546,372
   Applied Materials, Inc.** .....................        9,000       1,646,437
   Cabletron Systems, Inc.** .....................      155,000       7,595,000
   Cisco Systems** ...............................       15,894       2,100,988
   Gemstar International Group
     Ltd.** ......................................       32,500       2,465,938
   i2 Technologies, Inc.** .......................       10,000       1,635,000
   JDS Uniphase Corp.** ..........................       22,960       6,055,700
   Sanmina Corp.** ...............................       35,000       4,097,188
   Texas Instruments, Inc. .......................       44,000       7,326,000
   Yahoo, Inc.** .................................        6,732       1,075,016
                                                                   ------------
                                                                     37,543,639
                                                                   ------------
  ENERGY SOURCES -- 0.3%
   Montana Power Co. (The) .......................       40,000       1,575,000
                                                                   ------------
  TELECOMMUNICATIONS -- 26.4%
   Adelphia Communications Corp.
     Cl. A#** ....................................       28,000       1,538,250
   Allegiance Telecom, Inc.** ....................       21,900       2,165,363
   ALLTEL Corp. ..................................       75,000       4,350,000
   AT&T Corp. ....................................       41,000       2,026,938
   AT&T Corp. - Liberty Media Group
     Cl. A** .....................................       40,500       2,116,125
   Bell Atlantic Corp. ...........................       16,500         807,469
   BellSouth Corp. ...............................       70,300       2,864,725
   Broadcom Corp. Cl. A** ........................       20,424       4,031,187
   Broadwing, Inc.** .............................       89,600       2,660,000
   CenturyTel, Inc. ..............................       75,000       2,521,875
   Crown Castle International
     Corp.** .....................................       87,500       2,821,875
   Global Crossing, Ltd.** .......................       22,827       1,064,309
   Go2Net, Inc.** ................................       57,300       4,985,100
   GTE Corp. .....................................       40,600       2,395,400
   Harris Corp. ..................................      135,000       4,303,125
   Inktomi Corp.** ...............................       25,000       3,428,125
   Internet Capital Group, Inc.#** ...............       24,200       2,559,150


                 See Accompanying Notes to Financial Statements.

            WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND (CONCLUDED)


                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
UNITED STATES -- (CONTINUED)
   Leap Wireless International,
     Inc.** .....................................        48,500    $  4,252,844
   MCI WorldCom, Inc.** ..........................       95,292       4,252,406
   McLeodUSA, Inc. Cl.A#** .......................       81,400       7,163,200
   Motorola, Inc. ................................       17,300       2,949,650
   Network Solutions, Inc.** .....................        6,000       1,934,625
   Next Level Communication,
     Inc.** ......................................       21,000       2,824,500
   Nextel Communications, Inc.
     Cl. A** .....................................       22,000       2,998,875
   NEXTLINK Communications,
     Inc.#** .....................................       75,600       8,330,175
   NTL, Inc.#** ..................................       27,375       2,504,813
   PanAmSat Corp.** ..............................      110,000       5,369,375
   PMC-Sierra, Inc.** ............................       34,400       6,641,350
   PNV.net, Inc.** ...............................      161,200         664,950
   QUALCOMM, Inc.** ..............................       26,200       3,731,863
   Qwest Communications
     International, Inc.#** ......................      108,000       5,008,500
   Rhythms NetConnections,
     Inc.#** .....................................       55,000       1,962,812
   SBA Communications Corp.** ....................       75,000       3,037,500
   SBC Communications, Inc. ......................      123,321       4,686,198
   Tellabs, Inc.** ...............................       75,000       3,600,000
   Time Warner Telecom, Inc.
     Cl. A** .....................................       68,100       5,243,700
   Western Wireless Corp.** ......................      102,200       4,956,700
   Williams Communications Group,
     Inc.#** .....................................       67,000       2,981,500
   WinStar Communications,
     Inc.#** .....................................       40,000       3,095,000
                                                                   ------------
                                                                    134,829,552
                                                                   ------------
   TOTAL UNITED STATES ...........................                  214,299,994
                                                                   ------------
   TOTAL COMMON STOCKS
     (Cost $332,328,378) .........................                 $453,267,251
                                                                   ------------

                                                        PAR
                                                       (000)           VALUE
                                                      ---------    ------------
SHORT-TERM INVESTMENT -- 10.3%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.950% 03/01/00 .............................    $  52,930    $ 52,930,000
     (Cost $52,930,000)                                            ------------

   TOTAL INVESTMENTS -- 99.0%
   (Cost $385,258,378*) ..........................                 $506,197,251

   OTHER ASSETS IN EXCESS
     OF LIABILITIES -- 1.0% .......................                $  5,069,910
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .....................                $511,267,161
                                                                   ============


* Also cost for Federal income tax purposes at February 29, 2000. The gross appreciation (depreciation) on a tax basis is as follows:

   Gross Appreciation .........................................    $131,766,079
   Gross Depreciation .........................................     (10,827,206)
                                                                   ------------
   Net Appreciation ...........................................    $120,938,873
                                                                   ============
** Non-income producing securities.

#  Security or a portion thereof is out on loan.

                            INVESTMENT ABBREVIATIONS
ADR ...............................................American Depositary Receipts
GDR .................................................Global Depositary Receipts


                 See Accompanying Notes to Financial Statements.

                            WARBURG PINCUS FOCUS FUND
                           PORTFOLIO MANAGERS' LETTER
                                                                  MARCH 27, 2000

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Focus Fund 1 (the "Fund") for the six months ended February 29, 2000.

At February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $16.34, compared to an NAV of $20.15 on August 31, 1999. As a result, the institutional shares' total return was 13.6%, (assuming the reinvestment of distributions totaling $5.77 per share). By comparison, the Standard & Poor's 500 Index 2 (the "Index") returned 4.1% during the same period.

At February 29, 2000, NAV of the Fund's common shares was $16.26, compared to an NAV of $20.11 on August 31, 1999. As a result, the common shares' total return was 13.4%, (assuming the reinvestment of distributions totaling $5.77 per share). By comparison, the Index returned 4.1% during the same period.

Effective   stock   selection   in  two  industry   sectors   drove  the  Fund's
outperformance of its Index benchmark in the fiscal half-year. These were technology and health care:

o TECHNOLOGY. In technology, we focused on semiconductor and software companies with proprietary products and clear market leadership. Prospects for semiconductor makers brightened in late 1999 as chip prices rose. Our selection both of companies that produce the chips themselves and those that make chip-manufacturing equipment proved especially timely. By the end of the year, the stocks' rising valuations persuaded us to realize much of our gains and trim the Fund's technology exposure.

   As for software, we invested selectively in names that ended up faring especially well during the period. Results in technology were additionally notable because the sector's high valuation levels caused us to underweight it relative to the Index.

o HEALTH CARE. Health care, which remained the Fund's largest sector exposure, contributed positively to overall performance after detracting from it through the summer of 1999. We emphasized names within medical technology, hospital management and pharmaceuticals. These included Guidant Corp., a major manufacturer of medical devices whose shares began to rebound from what we considered a bout of overly pessimistic investor sentiment. The fact that Guidant was the portfolio's biggest individual holding magnified its favorable effect on performance.

On the negative side of the ledger, we took advantage of the significant value available in the stocks of large U.S.-based consumer companies that generate substantial portions of their revenues and earnings elsewhere in the world. Unfortunately, most such companies were distinctly out of favor, as the market overwhelmingly preferred so-called "New Economy" sectors like technology, media and telecommunications.

Several consumer companies were among the Fund's biggest positions, including Coca-Cola, Philip Morris, Nabisco and Archer-Daniels-Midland. All lost ground during the fiscal half-year.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Select Equity Management Team

James A. Abate, Managing Director
D. Susan Everly, Director

                            WARBURG PINCUS FOCUS FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

PERFORMANCE

                                                                                                            SINCE
                                                          SIX MONTHS               ONE YEAR               INCEPTION
                                                            2/29/00           (3/1/99 - 2/29/00)        (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Focus Fund (Institutional)3                    13.6%                    29.9%                  30.7%
Warburg Pincus Focus Fund (Common)4                           13.4%                    29.4%                  30.7%
Standard & Poor's 500 Index2                                   4.1%                    11.7%                  24.6%5
---------------------------------------------------------------------------------------------------------------------------

1 NAME CHANGED FROM WARBURG  PINCUS SELECT  ECONOMIC VALUE EQUITY FUND EFFECTIVE
  JANUARY 1, 2000

2 THE  STANDARD  & POOR'S  500  INDEX IS AN  UNMANAGED  INDEX  (WITH NO  DEFINED
  INVESTMENT OBJECTIVE) OF COMMON STOCKS, INCLUDES REINVESTMENT OF DIVIDENDS, AND IS A REGISTERED TRADEMARK OF MCGRAW-HILL CO., INC.

3 INCEPTION DATE: 7/31/98

4 INCEPTION DATE: 10/30/98

5 SINCE INCEPTION OF INSTITUTIONAL SHARES

FROM CREDIT SUISSE ASSET MANAGEMENT:

The Fund's Board of Directors voted during the fourth quarter of 1999 to change the Fund's name to Warburg Pincus Focus Fund from Warburg Pincus Select Economic Value Fund. This was done in order to better reflect the Fund's investment strategy.

                            WARBURG PINCUS FOCUS FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
COMMON STOCKS -- 97.8%
AGRICULTURE -- 7.4%
   Archer-Daniels-Midland ........................       27,900      $  280,744
   Monsanto Co. ..................................        7,900         306,619
                                                                     ----------
                                                                        587,363
                                                                     ----------
AIR TRANSPORT -- 3.8%
   Lockheed Martin Corp. .........................       17,300         301,669
                                                                     ----------
CHEMICALS -- 6.4%
   E. I. du Pont de Nemours and
     Co. .........................................        5,700         287,850
   IMC Global, Inc. ..............................       10,600         143,100
   Nova Chemicals Corp. ..........................        4,700          75,200
                                                                     ----------
                                                                        506,150
                                                                     ----------
COMPUTERS, SOFTWARE & SERVICES-- 19.7%
   America Online** ..............................        2,000         118,000
   BMC Software, Inc.** ..........................        2,600         119,600
   Citrix Systems, Inc.** ........................        1,600         168,700
   Dell Computer Corp.** .........................        1,800          73,463
   i2 Technologies** .............................        1,600         261,600
   Inktomi Corp.** ...............................          800         109,700
   Metacreations Corp.** .........................        1,800          39,600
   Microsoft Corporation** .......................        3,700         330,687
   RealNetworks, Inc.** ..........................          400          28,125
   Siebel Systems, Inc.** ........................          800         110,950
   VERITAS Software Corp.** ......................          800         158,300
   Yahoo! Inc.** .................................          200          31,938
                                                                     ----------
                                                                      1,550,663
                                                                     ----------
CONSUMER PRODUCTS & SERVICES -- 6.3%
   Unilever N.V. ADR .............................        6,800         309,400
   Wrigley (Wm.) Jr. Company .....................        2,800         189,350
                                                                     ----------
                                                                        498,750
                                                                     ----------
ELECTRONICS -- 13.0%
   Advanced Micro Devices,
     Inc.** ......................................        4,000         156,500
   Atmel Corp.** .................................        4,400         217,800
   Cisco Systems** ...............................        1,700         224,719
   Lucent Technologies ...........................        5,300         315,350
   Micron Technology, Inc.** .....................        1,100         107,869
                                                                     ----------
                                                                      1,022,238
                                                                     ----------
FOOD & BEVERAGE -- 6.6%
   Coca-Cola Co. .................................        6,900         334,219
   Nabisco Group Holdings Corp. ..................       22,000         189,750
                                                                     ----------
                                                                        523,969
                                                                     ----------
HEALTH CARE -- 12.1%
   Boston Scientific Corp.** .....................       12,000         219,000
   Cardinal Health, Inc. .........................        3,600         148,500
   Gilead Sciences, Inc.** .......................        1,500         114,750
   Guidant Corp.** ...............................        5,900         397,512
   Medtronic, Inc. ...............................        1,500          72,656
                                                                     ----------
                                                                        952,418
                                                                     ----------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------    ------------
METALS & MINING -- 0.1%
   Cominco, Ltd. .................................          500      $    7,250
                                                                     ----------
PHARMACEUTICALS -- 10.7%
   Eli Lilly and Company .........................        3,000         178,312
   Merck & Co. ...................................        1,000          61,562
   Mylan Laboratories, Inc. ......................        8,500         195,500
   Pfizer, Inc. ..................................        6,100         195,962
   Schering-Plough Corp. .........................        2,200          76,725
   Watson Pharmaceuticals,
     Inc.** ......................................        3,400         136,000
                                                                     ----------
                                                                        844,061
                                                                     ----------
TELECOMMUNICATIONS -- 7.8%
   MCI WorldCom, Inc.** ..........................        6,650         296,756
   SBC Communications, Inc. ......................        8,400         319,200
                                                                     ----------
                                                                        615,956
                                                                     ----------
TOBACCO -- 3.9%
   Philip Morris Companies, Inc. .................       15,500         310,969
                                                                     ----------
   TOTAL COMMON STOCKS
     (Cost $7,468,553) ...........................                   $7,721,456
                                                                     ----------

                                                        PAR
                                                       (000)
                                                      ---------
SHORT-TERM INVESTMENT -- 2.1%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.950% 03/01/00 .............................         $163      $  163,048
     (Cost $163,048)                                                 ----------

   TOTAL INVESTMENTS -- 99.9%
     (Cost $7,631,601*) ..........................                   $7,884,504

   OTHER ASSETS IN EXCESS
     OF LIABILITIES -- 0.1% .......................                  $    6,355
                                                                     ----------
   TOTAL NET ASSETS -- 100.0% ....................                   $7,890,859
                                                                     ==========

* Cost for Federal income tax purposes at February 29, 2000 is $8,089,421. The gross appreciation (depreciation) on a tax basis is as follows:

   Gross Appreciation .........................................      $  657,621
   Gross Depreciation .........................................        (862,538)
                                                                     ----------
   Net Depreciation ...........................................      $ (204,917)
                                                                     ==========

** Non-income producing securities.

                            INVESTMENT ABBREVIATIONS
ADR ...............................................American Depositary Receipts

                 See Accompanying Notes to Financial Statements.

                  WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  March 24, 2000
Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Long-Short Market Neutral Fund (the "Fund") for the six months ended February 29, 2000.

At February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $15.50, compared to an NAV of $14.21 on August 31, 1999. As a result, the institutional shares' total return was 17.8%, (assuming the reinvestment of dividends and distributions totaling $1.1220 per share). By comparison, the Salomon Smith Barney U.S. 1-Month Treasury Bill Index 1 benchmark (the "Index") returned 2.3% during the same period.

At February 29, 2000, NAV of the Fund's common shares was $15.67, compared to an NAV of $14.19 on August 31, 1999. As a result, the common shares' total return was 17.6%, (assuming the reinvestment of dividends and distributions totaling $.9290 per share). By comparison, the Index returned 2.3% during the same period.

The Fund significantly outperformed the Index during the fiscal half-year due to a positive combination of market conditions and our weighting of fundamental stock selection factors that our research concluded would most effectively discriminate between attractive and unattractive stocks.

The factors that we correctly emphasized were earnings revisions, which were plentiful in a buoyant macroeconomic environment; operating performance, as reflected by companies' income statements rather than their balance sheets; and long-term relative strength.

Unlike earlier periods, the market's high level of overall volatility helped performance. This served to create a number of opportunities of which we took advantage. Share-price momentum and relative valuation worked notably well during the period in this regard.

Although our investment discipline is based on stock selection and does not significantly overweight or underweight industry sectors relative to the benchmark, results during the period were particularly strong in two sectors, technology and consumer cyclicals.

Within technology, the Fund's long holdings were positioned to benefit from strong global demand for computer and Internet-related equipment, while short holdings were more oriented toward mainframe computers and older technology. Within consumer cyclicals, we profited from shorting companies that were more sensitive to a potential increase in commodity prices and owning the shares of companies that were more end-product-oriented.

Perhaps the weakest spot in the portfolio was the media sector. Our media stocks experienced disappointing relative performance, as several long positions did not benefit from improving earnings expectations and shorts were not penalized for their deficiencies as much as we had expected.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Structured Equities Management Team

William W. Priest, Jr., Managing Director
Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President

INVESTING IN SHARES OF THE FUND CAN BE MORE VOLATILE AND RISKY THAN SOME OTHER FORMS OF INVESTMENTS. IN ADDITION, IF THE ADVISER TAKES LONG POSITIONS IN STOCKS THAT DECLINE OR SHORT POSITIONS IN STOCKS THAT INCREASE IN VALUE, THEN LOSSES OF THE FUND MAY EXCEED THOSE OF OTHER STOCK MUTUAL FUNDS THAT HOLD LONG POSITIONS ONLY.

                  WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

PERFORMANCE

                                                                                                            SINCE
                                                          SIX MONTHS               ONE YEAR               INCEPTION
                                                            2/29/00           (3/1/99 - 2/29/00)        (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Long-Short Market
Neutral Fund (Institutional)2                                  17.8%                   12.4%                   8.1%
Warburg Pincus Long-Short Market
Neutral Fund (Common)3                                         17.6%                   12.2%                   7.5%
Salomon Smith Barney U.S. One-Month Treasury Index 1            2.3%                    4.6%                   7.1%4
---------------------------------------------------------------------------------------------------------------------------

1 MONTHLY  RETURN  EQUIVALENTS OF YIELD AVERAGES WHICH ARE NOT MARKED TO MARKET.
  THE SALOMON SMITH BARNEY ONE-MONTH TREASURY INDEX CONSISTS OF THE LAST ONE-MONTH TREASURY BILL ISSUES.

2 INCEPTION: 7/31/98

3 INCEPTION: 9/8/98

4 SINCE INCEPTION OF INSTITUTIONAL SHARES

                  WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES         VALUE
                                                      ---------      ----------
COMMON STOCKS -- 82.0%
AEROSPACE/DEFENSE -- 1.3%
   Textron, Inc. .................................        1,600     $   97,600
                                                                    -----------
AIR TRANSPORT-FREIGHT -- 1.5%
   Southwest Airlines Co. ........................        6,000         110,625
                                                                    -----------
AUTOMOTIVE -- 7.8%
   Ford Motor Co. ................................        4,200         174,825
   General Motors Corp. ..........................        1,700         129,306
   Johnson Controls, Inc. ........................        3,800         202,825
   PACCAR Inc. ...................................        1,300          55,981
                                                                    -----------
                                                                        562,937
                                                                    -----------
BEVERAGES & TOBACCO -- 1.7%
   Anheuser-Busch Cos., Inc. .....................          400          25,650
   Philip Morris Cos., Inc. ......................        1,300          26,081
   Tootsie Roll Industries .......................        2,300          68,281
                                                                    -----------
                                                                        120,012
                                                                    -----------
BROADCASTING & PUBLISHING -- 0.8%
   AMFM, Inc.** ..................................        1,000          61,375
                                                                    -----------
CABLE -- 3.2%
   At Home Corp. Series A** ......................        3,400         116,663
   Cablevision Systems Corp.** ...................        1,800         115,538
                                                                    -----------
                                                                        232,201
                                                                    -----------
CHEMICALS -- 1.7%
   Air Products & Chemicals, Inc. ................        3,200          82,400
   Occidental Petroleum Corp. ....................        2,700          43,369
                                                                    -----------
                                                                        125,769
                                                                    -----------
COMPUTERS, SOFTWARE & SERVICES-- 4.4%
   Earthlink, Inc.** .............................        1,876          46,666
   RealNetworks, Inc.** ..........................          800          56,250
   VERITAS Software Corp.** ......................        1,100         217,663
                                                                    -----------
                                                                        320,579
                                                                    -----------
CONSTRUCTION & BUILDING MATERIALS -- 1.0%
   Ingersoll-Rand Co. ............................        1,800          68,963
                                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 0.9%
   Avon Products .................................        1,800          48,713
   Nu Skin Enterprises, Inc.** ...................        1,700          15,194
                                                                    -----------
                                                                         63,907
                                                                    -----------
ELECTRIC UTILITIES -- 1.4%
   FirstEnergy Corp. .............................        1,100          20,556
   Niagara Mohawk Power ..........................        2,900          34,075
   Pinnacle West Capital .........................        1,600          44,200
                                                                    -----------
                                                                         98,831
                                                                    -----------
ELECTRONICS -- 8.7%
   Circuit City Stores ...........................        2,100          84,788
   JDS Uniphase Corp.** ..........................          200          52,750
   Linear Technology Corp. .......................        1,300         136,419


                                                       NUMBER
                                                      OF SHARES         VALUE
                                                      ---------      ----------
ELECTRONICS -- (CONTINUED)
   Motorola, Inc. ................................     1,767        $   301,274
   Teradyne, Inc.** ..............................          600          52,200
                                                                    -----------
                                                                        627,431
                                                                    -----------
ENERGY & OIL EXPLORATION -- 1.9%
   Apache Corp. ..................................        1,200          43,800
   Burlington Resources, Inc. ....................        1,800          49,725
   Tidewater, Inc. ...............................        1,500          42,469
                                                                    -----------
                                                                        135,994
                                                                    -----------
FINANCIAL SERVICES -- 10.7%
   Hartford Financial Services,
     Inc. ........................................        5,400         168,750
   J.P. Morgan & Co., Inc. .......................        1,600         177,600
   Jefferson-Pilot Corp. .........................        3,000         156,188
   Legg Mason, Inc. ..............................        2,000          78,500
   Merrill Lynch & Co., Inc. .....................          300          30,750
   Regions Financial Corp. .......................        1,700          34,425
   UnionBanCal Corp. .............................        3,300         106,013
   USX - Marathon Group ..........................        1,000          21,625
                                                                    -----------
                                                                        773,851
                                                                    -----------
FOOD & BEVERAGE -- 3.8%
   Coors, (Adolph) Class B .......................        1,500          65,813
   Darden Restaurants, Inc. ......................        2,700          35,606
   Fleming Companies, Inc. .......................        6,000          92,625
   U.S. Foodservice ..............................        4,400          77,825
                                                                    -----------
                                                                        271,869
                                                                    -----------
GAS UTILITIES -- 0.2%
   Peoples Energy ................................          500          14,469
                                                                    -----------
HEALTH CARE -- 4.0%
   Abbott Laboratories ...........................        1,300          42,575
   Aetna, Inc. ...................................          400          16,450
   Boston Scientific Corp. .......................          700          12,775
   Cigna Corp. ...................................        1,400         103,338
   Wellpoint Health Networks,
     Inc.** ......................................        1,700         114,750
                                                                    -----------
                                                                        289,888
                                                                    -----------
INTERNET CONTENT -- 3.0%
   Extreme Networks, Inc.** ......................          500          55,625
   InfoSpace.com, Inc. ...........................          300          65,100
   Priceline.Com, Inc.** .........................        1,700          95,094
                                                                    -----------
                                                                        215,819
                                                                    -----------
METALS & MINING -- 1.7%
   Barrick Gold Corp. ............................        2,300          37,519
   Bethlehem Steel Corp. .........................        2,500          14,219
   Freeport-McMoran Copper &
     Gold, Inc. Class B** ........................        3,300          45,375
   Ryerson Tull, Inc. ............................        1,800          23,850
                                                                    -----------
                                                                        120,963
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER
                                                      OF SHARES         VALUE
                                                      ---------      ----------
OIL SERVICES -- 3.8%
   Enron Corp. ...................................        3,400     $    34,600
   Pennzoil-Quaker State Co. .....................        4,400          38,500
                                                                    -----------
                                                                        273,100
                                                                    -----------
PAPER & FOREST PRODUCTS -- 1.3%
   Weyerhaeuser Co. ..............................        1,800          92,363
                                                                    -----------
PHARMACEUTICALS -- 2.6%
   Chiron Corp.** ................................          600          30,000
   ICOS Corp.** ..................................        3,000         157,125
                                                                    -----------
                                                                        187,125
                                                                    -----------
REAL ESTATE -- 4.3%
   Apartment Investment &
     Management Company,
     Class A .....................................        3,200         118,400
   Equity Residential Properties
     Trust .......................................        1,100          43,931
   General Growth Properties,
     Inc. ........................................        3,400          98,388
   Host Marriott Corp. ...........................        1,800          15,975
   Simon Debartolo Group .........................        1,600          37,600
                                                                    -----------
                                                                        314,294
                                                                    -----------
RENTALS -- 0.3%
   Hertz Corp. ...................................          700          25,069
                                                                    -----------
RETAIL - SPECIALTY APPAREL STORES -- 3.2%
   Intimate Brands, Inc. Class A .................        2,900          94,794
   Safeway, Inc.** ...............................          500          19,281
   Target Corp. ..................................          700          41,300
   Ticketmaster Online-CitySearch,
     Inc.** ......................................        2,100          73,270
                                                                    -----------
                                                                        228,645
                                                                    -----------
SEMICONDUCTOR -- 2.1%
   Broadcom Corp.** ..............................          400          78,950
   National Semiconductor
     Corp.** .....................................        1,000          75,125
                                                                    -----------
                                                                        154,075
                                                                    -----------
TELECOMMUNICATIONS -- 4.9%
   A. H. Belo Corp. Class A ......................        4,200          54,075
   American Tower Corporation,
     Class A** ...................................          700          34,475
   AT&T Corp. ....................................        2,000          98,875
   Galileo International, Inc. ...................        1,300          22,100
   MCI WorldCom, Inc.** ..........................        1,000          44,625
   Nextel Communications, Inc.** .................          500          68,156
   NEXTLINK Communications,
     Inc.** ......................................          300          33,056
                                                                    -----------
                                                                        355,362
                                                                    -----------
   TOTAL COMMON STOCKS
     (Cost $6,102,083) ...........................                  $ 5,943,117
                                                                    -----------

                                                       NUMBER
                                                      OF SHARES         VALUE
                                                      ---------      ----------
EPURCHASE AGREEMENT -- 14.0%
   Bear Stearns  (Agreement  dated
     02/29/00, to be repurchased at
     $1,014,141, collateralized by
     $1,065,000 U.S. Treasury
     Inflation Index Note 3.875%
     due 01/15/09. Market value of
     collateral is $1,036,206.)
     5.760% 03/01/00 .............................       $1,014     $ 1,013,979
     (Cost $1,013,979)                                              -----------

                                                       NUMBER
                                                      OF SHARES
                                                      ---------
SECURITIES SOLD SHORT -- (81.9%)
ACCIDENT & HEALTH INSURANCE -- (1.1%)
   UAL Corp.** ...................................       (1,600)    $   (78,000)
                                                                    -----------
AEROSPACE/DEFENSE -- (5.0%)
   AMR Corp.** ...................................       (1,400)        (74,025)
   Lear Corp.** ..................................       (1,800)        (38,025)
   Lockheed Martin Corp. .........................       (3,500)        (61,031)
   T.R.W., Inc. ..................................       (4,000)       (192,000)
                                                                    -----------
                                                                       (365,081)
                                                                    -----------
ARRANGEMENT OF TRANSPORTATION OF
FREIGHT & CARGO -- (3.0%)
   Avnet, Inc. ...................................       (3,200)       (214,000)
                                                                    -----------
AUTOMOBILE PARTS & EQUIPMENT -- (3.6%)
   Autonation, Inc.** ............................       (9,300)        (70,331)
   Dana Corp. ....................................       (3,100)        (66,069)
   Genuine Parts Co. .............................         (900)        (20,306)
   Goodyear Tire & Rubber Co. ....................       (4,600)       (104,363)
                                                                    -----------
                                                                       (261,069)
                                                                    -----------
BUILDING & BUILDING MATERIALS -- (1.0%)
   Armstrong World Industries ....................       (2,600)        (49,400)
   Johns Manville Corp. ..........................       (2,400)        (19,500)
                                                                    -----------
                                                                        (68,900)
                                                                    -----------
BUSINESS SERVICES -- (2.5%)
   ACNielsen Corp. ...............................       (1,000)        (16,938)
   Catalina Marketing Corp.** ....................       (1,400)       (119,175)
   Keane, Inc.** .................................       (2,000)        (48,000)
                                                                    -----------
                                                                       (184,113)
                                                                    -----------
CABLE -- (1.3%)
   Cox Communications, Inc.** ....................       (2,100)        (95,419)
                                                                    -----------
CAPITAL IMPROVEMENT -- (1.3%)
   American Standard
     Companies** .................................       (2,800)        (97,650)
                                                                    -----------
COMMUNICATIONS & MEDIA -- (2.1%)
   Chris-Craft Industries, Inc.** ................       (1,300)        (85,556)
   Telephone and Data Systems,
     Inc. ........................................         (600)        (63,300)
                                                                    -----------
                                                                       (148,856)
                                                                    -----------


                 See Accompanying Notes to Financial Statements.

                                                       NUMBER
                                                      OF SHARES         VALUE
                                                      ---------      ----------
COMPUTERS, SOFTWARE & SERVICES-- (4.5%)
   BMC Software, Inc.** ..........................       (3,100)    $  (142,600)
   Citrix Systems, Inc.** ........................         (600)        (63,263)
   Storage Technology Corp.** ....................       (1,000)        (12,750)
   Tandy Corp. ...................................       (2,900)       (110,381)
                                                                    -----------
                                                                       (328,994)
                                                                    -----------
CONGLOMERATE -- (1.1%)
   General Electric Co. ..........................         (600)        (79,313)
                                                                    -----------
CONSUMER PRODUCTS & SERVICES -- (3.2%)
   Colgate-Palmolive Co. .........................       (1,500)        (78,281)
   Gillette Co. ..................................       (2,600)        (91,650)
   Newell Rubbermaid, Inc. .......................         (700)        (16,188)
   Whitman Corp. .................................       (3,800)        (47,500)
                                                                    -----------
                                                                       (233,619)
                                                                    -----------
ELECTRIC UTILITIES -- (1.0%)
   Unicom Corp. ..................................       (1,900)        (71,844)
                                                                    -----------
ELECTRONICS -- (5.0%)
   Arrow Electronics, Inc.** .....................       (3,500)       (105,875)
   Atmel Corp.** .................................       (2,900)       (143,550)
   Texas Instruments, Inc. .......................         (700)       (116,550)
                                                                    -----------
                                                                       (365,975)
                                                                    -----------
ENVIRONMENTAL SERVICES -- (0.2%)
   Waste Management, Inc. ........................       (1,000)        (15,000)
                                                                    -----------
FINANCIAL SERVICES -- (10.1%)
   American Express Co. ..........................         (400)        (53,675)
   American Financial Group ......................       (3,100)        (65,100)
   CCB Financial Corp. ...........................         (900)        (33,413)
   Charles Schwab Corp. ..........................       (1,500)        (62,719)
   Cincinnati Financial Corp. ....................         (900)        (26,888)
   Franklin Resources ............................       (5,200)       (141,375)
   MBIA, Inc. ....................................       (2,600)        (99,775)
   MGIC Investment Corp. .........................       (2,000)        (74,750)
   People's Bank .................................       (1,600)        (31,925)
   PMI Group, Inc. ...............................         (700)        (25,419)
   Starwood Financial, Inc. ......................         (900)        (15,188)
   Union Planters Corporation ....................       (1,800)        (49,275)
   Wachovia Corp. ................................         (900)        (51,469)
                                                                    -----------
                                                                       (730,971)
                                                                    -----------
FOOD & BEVERAGE -- (2.8%)
   Coca-Cola Co. .................................       (3,500)       (169,531)
   Tricon Global Restaurants,
     Inc.** ......................................       (1,200)        (31,950)
                                                                    -----------
                                                                       (201,481)
                                                                    -----------

                                                       NUMBER
                                                      OF SHARES         VALUE
                                                      ---------      ----------
HEALTH CARE -- (6.7%)
   Beckman Coulter, Inc. ........................        (3,000)    $  (144,375)
   PE Corp. - PE Biosystems
     Group .......................................       (1,800)       (189,900)
   Stryker Corp. .................................         (900)        (52,650)
   United Healthcare .............................       (2,000)       (102,250)
                                                                    -----------
                                                                       (489,175)
                                                                    -----------
INDUSTRIAL GOODS & MATERIALS -- (2.6%)
   Southdown, Inc. ...............................         (500)        (24,813)
   Spx Corp.** ...................................       (1,900)       (165,419)
                                                                    -----------
                                                                       (190,232)
                                                                    -----------
LEISURE -- (0.6%)
   International Game Technology .................       (2,600)        (46,313)
                                                                    -----------
OIL SERVICES -- (5.8%)
   Amerada Hess Corp. ............................       (1,500)        (75,844)
   National Fuel Gas Co. .........................       (1,500)        (61,406)
   R & B Falcon Corp.** ..........................       (4,600)        (71,013)
   Texaco, Inc. ..................................       (2,000)        (94,875)
   Weatherford International,
     Inc.** ......................................       (2,600)       (117,000)
                                                                    -----------
                                                                       (420,138)
                                                                    -----------
PAPER & FOREST PRODUCTS -- (3.7%)
   Bowater, Inc. .................................       (3,400)       (167,238)
   Georgia-Pacific Group .........................       (3,000)       (104,063)
                                                                    -----------
                                                                       (271,301)
                                                                    -----------
PHARMACEUTICALS -- (3.3%)
   FMC Corp.** ...................................       (1,700)        (82,131)
   Forest Laboratories, Inc.** ...................         (400)        (27,325)
   IMC Global, Inc. ..............................       (2,400)        (32,400)
   Monsanto Co. ..................................       (1,500)        (58,219)
   Watson Pharmaceuticals,
     Inc.** ......................................       (1,000)        (40,000)
                                                                    -----------
                                                                       (240,075)
                                                                    -----------
PUBLISHING -- (1.6%)
   Harland ( John H. ) Co. .......................       (1,100)        (16,981)
   Investment Technology Group,
     Inc. ........................................       (2,600)       (100,750)
                                                                    -----------
                                                                       (117,731)
                                                                    -----------
RETAIL - SPECIALTY APPAREL STORES -- (4.4%)
   Cintas Corp. ..................................         (700)        (27,956)
   Dillard's, Inc. Class A .......................       (4,100)        (71,238)
   Gap, Inc. .....................................       (1,200)        (57,975)
   Ikon Office Solutions .........................       (5,700)        (39,900)
   Payless ShoeSource, Inc.** ....................         (900)        (35,550)
   Penney, J.C. Co. ..............................       (5,700)        (89,775)
                                                                    -----------
                                                                       (322,394)
                                                                    -----------


                 See Accompanying Notes to Financial Statements.

            WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND (CONCLUDED)

                                                       NUMBER
                                                      OF SHARES         VALUE
                                                      ---------      ----------
TELECOMMUNICATIONS -- (3.8%)
   Alltel Corp. ..................................       (1,700)    $   (98,600)
   AT&T Corp. - Liberty Media
     Group Class A** .............................       (1,600)        (83,600)
   Citizens Utilities Co.
     Class B** ...................................       (2,000)        (30,500)
   Lucent Technologies ...........................       (1,000)        (59,500)
                                                                    -----------
                                                                       (272,200)
                                                                    -----------
TRANSPORTATION -- (0.3%)
   Wisconsin Central Transportation
     Corp.** .....................................       (2,000)        (24,750)
                                                                    -----------
   TOTAL SECURITIES SOLD SHORT
     (Cost $6,678,039) ...........................                  $(5,934,595)
                                                                    -----------
   TOTAL INVESTMENTS -- 14.1%
     (Cost $438,023*) ............................                  $ 1,022,501

   OTHER ASSETS IN EXCESS
     OF LIABILITIES -- 85.9% .....................                  $ 6,224,875
                                                                    -----------

   TOTAL NET ASSETS -- 100.0% ....................                  $ 7,247,376
                                                                    ===========

* Cost for Federal income tax purposes at February 29, 2000 is $469,914. The gross appreciation (depreciation) on a tax basis is as follows:

   Gross Appreciation - Investments ..............                  $   845,425
   Gross Depreciation - Investments ..............                   (1,017,947)
   Gross Appreciation - Short Sales ..............                    1,259,158
   Gross Depreciation - Short Sales ..............                     (534,049)
                                                                    -----------
      Net Appreciation ...........................                  $   552,587
                                                                    ===========
 ** Non-income producing securities.


                 See Accompanying Notes to Financial Statements.

                   WARBURG PINCUS U.S. CORE FIXED INCOME FUND
                           PORTFOLIO MANAGERS' LETTER
                                                                  March 20, 2000
Dear Shareholders:

We are writing to report on the results of the Warburg Pincus U.S. Core Fixed Income Fund (the "Fund") for the six months ended February 29, 2000.

On February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $14.86, compared to a NAV of $15.01 on August 31, 1999. As a result, the institutional shares' total return was 2.9%, (assuming the reinvestment of dividends and distributions totaling $0.5731 per share). By comparison, the Lehman Brothers Aggregate Bond Index* (the "Index") returned 1.9% during the same period.

The Fund's returns exceeded those of the Index during the fiscal half-year. We attribute this performance to our relative positioning, among various sectors of the fixed income market, during sharply different market conditions throughout the period.

In the second half of 1999, spread product (I.E., securities trading at a spread over Treasuries) became very cheap, as investors were widely concerned about potential Y2K problems. Initially, we overweighted high-grade corporate bonds and mortgage-backed securities. When these sectors rallied much quicker than expected, we rotated into lower-quality securities, where our price targets were also soon met. Given the rate of appreciation in spread product, we initiated risk reduction at the end of the quarter and began to take profits. This approach helped our results as unfavorable conditions in the first two months of 2000 trimmed some of the gains in these market segments.

In early February, the Federal Reserve raised interest rates and the Treasury announced plans to buy back some of its long-term bonds in the open market (which would reduce total outstanding debt). As a result, spreads on all securities in the 10- to 30-year range widened. Nevertheless, by owning mortgage-backed securities and emerging market debt -- two areas that performed especially well -- we were able to offset the relative underperformance of investment grade bonds. The Fund's overall return was considerably better than that of the Index for the fiscal half-year.

As developments occur in the fixed income markets or here at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Fixed Income Management Team

Gregg M. Diliberto, Managing Director
Jo Ann Corkran, Managing Director
Mark K. Silverstein, Managing Director
Jose A. Rodriguez, Director

PERFORMANCE

                                                                                                                 SINCE
                                                                                           FIVE YEARS          INCEPTION
                                                    SIX MONTHS         ONE YEAR        (3/1/95 - 2/29/00)       4/1/94
                                                      2/29/00     (3/1/99 - 2/29/00)      (ANNUALIZED)       (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus U.S. Core Fixed Income Fund             2.9%               2.8%                 7.7%              6.8%
Lehman Bros. Aggregate Bond Index*                     1.9%               1.1%                 7.0%              6.6%
---------------------------------------------------------------------------------------------------------------------------

*THE  LEHMAN   BROTHERS   AGGREGATE   BOND  INDEX  IS  COMPOSED  OF  THE  LEHMAN
 GOVERNMENT/CORPORATE INDEX AND THE MORTGAGE-BACKED SECURITIES INDEX AND INCLUDES U.S. TREASURY AND AGENCY ISSUES, CORPORATE BOND ISSUES AND MORTGAGE-BACKED SECURITIES RATED INVESTMENT-GRADE OR HIGHER BY MOODY'S INVESTORS SERVICE, STANDARD AND POOR'S CORPORATION OR FITCH INVESTORS' SERVICE. TOTAL RETURN COMPRISES PRICE APPRECIATION/DEPRECIATION AND INCOME AS A PERCENTAGE OF THE ORIGINAL INVESTMENT. INDICES ARE REBALANCED MONTHLY BY MARKET CAPITALIZATION.

                   WARBURG PINCUS U.S. CORE FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
CORPORATE BONDS -- 37.3%
AEROSPACE/DEFENSE EQUIPMENT -- 1.9%
   Boeing Co. Debentures
     7.250% 06/15/25 .............................     $     10   $       9,362
     7.500% 08/15/42 .............................          150         141,000
   Lockheed Martin Corp.
     7.950% 12/01/05 .............................        1,680       1,652,700
     8.200% 12/01/09 .............................        2,170       2,153,725
     8.500% 12/01/29 .............................        3,110       3,075,012
   Raytheon Co.
     6.450% 08/15/02 .............................           15          14,531
   Sequa Corp. Sr. Notes
     9.000% 08/01/09 .............................          270         253,800
   United Technology Corp.
     6.625% 11/15/04 .............................           10           9,712
                                                                  -------------
                                                                      7,309,842
                                                                  -------------
AUTOMOTIVE -- 0.8%
   DaimlerChrysler N.A. Holdings
     Gtd. Global Bonds
     7.200% 09/01/09 .............................           10           9,725
   Delco Remy International, Inc.
     Gtd. Sr. Sub. Notes
     10.625% 08/01/06 ............................          115         114,137
   Delphi Auto Systems Corp.
     Debentures
     7.125% 05/01/29 .............................           10           8,900
   Federal-Mogul Corp.
     7.500% 01/15/09 .............................        2,060       1,797,350
   Ford Motor Co. Global Notes
     7.450% 07/16/31 .............................           10           9,475
   Hayes Lemmerz International,
     Inc. 144A Sr. Sub. Notes
     8.250% 12/15/08 .............................          205         179,887
   Lear Corp.
     7.960% 05/15/05 .............................          770         736,312
   Meritor Automotive, Inc.
     6.800% 02/15/09 .............................           10           9,062
                                                                  -------------
                                                                      2,864,848
                                                                  -------------
BANKING -- 8.2%
   Barclays Bank plc Sub. Notes
     7.400% 12/15/09 .............................           10           9,913
   Bay View Capital Corp.
     Sub. Notes
     9.125% 08/15/07 .............................        1,205         994,125
   Chase Manhattan Bank Corp.
     Sub. Notes
     6.500% 08/01/05 .............................          275         262,625
   Citicorp Sub. Notes, Series F
     6.375% 11/15/08 .............................           10           9,187
   Credit Lyonnais Perpetual Sub.
     Variable Rate Notes, Rule 144A
     7.437%+/+++ .................................        3,220       3,087,336

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
BANKING -- (CONTINUED)
   Deutsche Bank Financial
     144A Pfd.
     7.872%+/+++ .................................     $  1,600   $   1,498,656
   First Republic Bank Sub. Notes
     7.750% 09/15/12 .............................        2,215       1,866,137
   ForeningsSparbanken AB
     Perpetual Sr. Sub. FRN
     6.890%+/+++ .................................          980         975,982
   Fuji Finance (Cayman), Ltd.
     Medium Term Notes
     7.300%+/+++ .................................          850         809,625
     Guaranteed Perpetual FRN
     6.842%+/+++ .................................           90          86,625
     Perpetual Sub. Notes
     7.113%+/+++ .................................          540         518,400
   Fuji JGB Investment L.L.C.,
     Noncumulative Preferred
     Securities, Series A
     9.870%+/+++ .................................        2,345       2,356,725
   KBC Bank Fund Trust III 144A
     9.860%+/+++ .................................        2,100       2,228,625
   National Westminster Bank
     Sub. Notes
     7.375% 10/01/09 .............................           10           9,737
   Nordbanken
     8.950%+/+++ .................................        1,460       1,450,215
   Okobank Perpetual Medium
     Term FRN
     6.620%+/+++ .................................        2,140       2,102,550
   Royal Bank of Scotland plc
     Global Bonds
     8.817%+++ ...................................        2,300       2,300,000
   Santander Financial Issuances
     Perpetual
     7.087%+/+++ .................................        1,000         924,250
   Sanwa Bank, Ltd. Global
     Sub. Notes
     8.350% 07/15/09 .............................        2,015       2,032,631
   Skandinaviska Enskilda Banken
     144A Perpetual Sub. FRN
        6.500%+/+++ ..............................        1,700       1,596,281
     Perpetual Sub. FRN
        6.625%+/+++ ..............................        2,280       2,243,224
   Sovereign Bancorp, Inc.
     10.500% 11/15/06 ............................        1,580       1,591,850
   Sumitomo Bank Int'l. Finance
     8.500% 06/15/09 .............................        1,735       1,771,869
                                                                  -------------
                                                                     30,726,568
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
BROADCASTING -- 0.5%
   Belo (A.H.) Corp. Sr. Debentures
     7.250% 09/15/27 .............................   $       10   $       8,813
   Chancellor Media Corp.
     144A Sr. Sub. Notes
     8.000% 11/01/08 .............................          180         180,000
   Fox/Liberty Networks L.L.C.,
     Registered Sr. Notes
     8.875% 08/15/07 .............................        1,590       1,613,850
   Granite Broadcasting Corp.
     144A Sr. Sub. Notes
     8.875% 05/15/08 .............................          130         120,900
                                                                  -------------
                                                                      1,923,563
                                                                  -------------
BUILDING MATERIALS -- 0.1%
   Jackson Products, Inc. Notes
     9.500% 04/15/05 .............................          345         312,225
                                                                  -------------
CABLE -- 0.6%
   CSC Holdings Inc., Sr. Notes
     7.875% 12/15/07 .............................        1,180       1,153,450
     7.250% 07/15/08 .............................          410         385,400
   Diamond Cable Communications
     plc, Yankee Sr. Discount Notes
     10.750% 02/15/07++ ..........................          470         378,350
   James Cable Partners L.P.
     Sr. Notes, Series B
     10.750% 08/15/04 ............................          160         160,000
   Videotron Holdings plc Yankee
     Sr. Discount Notes
     11.000% 08/15/05++ ..........................           95          97,121
                                                                  -------------
                                                                      2,174,321
                                                                  -------------
CHEMICALS -- 0.5%
   Lyondell Chemical, Inc.
     Sr. Secured Notes,
       Series A
          9.625% 05/01/07 ........................           90          87,075
       Series B
          9.875% 05/01/07 ........................          105         100,800
   Rohm & Haas Co.
     7.850% 07/15/29 .............................        1,575       1,582,875
                                                                  -------------
                                                                      1,770,750
                                                                  -------------
COMPUTERS, SOFTWARE & SERVICES -- 0.4%
   Seagate Technology, Inc.
     Sr. Debentures
     7.450% 03/01/37 .............................        1,540       1,339,800
                                                                  -------------
CONSULTING SERVICES -- 0.2%
   Comdisco, Inc. Mtn
     7.250% 09/01/02 .............................          480         473,400
   Comdisco, Inc. Ser. H Mtn
     7.230% 08/16/01 .............................          410         407,437
                                                                  -------------
                                                                        880,837
                                                                  -------------

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
ENERGY -- 1.5%
   Conoco, Inc. Sr. Notes
     6.950% 04/15/29 .............................   $       10   $       9,100
   Crown Central Petroleum
     Sr. Notes
     10.875% 02/01/05 ............................          170         120,700
   Dresser Industries, Inc. Debentures
     7.600% 08/15/49 .............................        2,100       1,987,125
   Edison International, Inc.
     6.875% 09/15/04 .............................           10           9,750
   Hydro-Quebec, Yankee Notes
     9.400% 02/01/21 .............................           10          11,575
   Keyspan Gas East
     Unsubordinated Notes
     7.875% 02/01/10 .............................           10          10,100
   KN Energy, Inc. Reset Put Notes
     6.300% 03/01/01 .............................           10           9,888
   Korea Electric Power
     Global Unsubordinated Notes
        6.375% 12/01/03 ..........................          120         112,950
     Yankee Debentures
        7.000% 02/01/27 ..........................        1,780       1,617,575
     Yankee Notes
        7.000% 10/01/02 ..........................        1,965       1,915,875
                                                                  -------------
                                                                      5,804,638
                                                                  -------------
ENTERTAINMENT -- 1.2%
   Regal Cinemas, Inc. Sr. Sub. Notes
     9.500% 06/01/08 .............................           90          59,850
   Time Warner, Inc.
     6.625% 05/15/29 .............................        2,700       2,288,250
   Time Warner, Inc. Debentures
     8.050% 01/15/16 .............................        2,248       2,278,910
                                                                  -------------
                                                                      4,627,010
                                                                  -------------
FINANCIAL SERVICES -- 7.2%
   Abbey National Capital Trust I
     FLIRB
     8.963%+/+++ .................................          650         651,074
   American General Institutional
     Capital Trust Co. 144A Gtd.
     Notes, Series B
     8.125% 03/15/46 .............................        2,935       2,927,663
   Associates Corp. of North
     America Debentures
     6.950% 11/01/18 .............................           30          27,225
   AT&T Capital Corp.
     7.110% 09/13/01 .............................          405         408,038
   Bear Stearns Co., Inc.
     Global Notes
     7.625% 02/01/05 .............................        2,810       2,778,388
     7.625% 12/07/09 .............................           15          14,588
   Conseco, Inc.
     7.875% 12/15/00 .............................           10          10,022
     6.400% 02/10/03 .............................           10           9,450
     9.000% 10/15/06 .............................        5,845       5,932,675

                 See Accompanying Notes to Financial Statements.

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
FINANCIAL SERVICES -- (CONTINUED)
   Conseco Finance Trust III
     8.796% 04/01/27 .............................     $  1,540   $   1,414,875
   Enterprise Rent a Car Finance
     Co. 144A Notes
     7.950% 12/15/09 .............................          760         749,550
   Finova Capital Corp.
     7.125% 05/01/02 .............................          245         242,856
     7.250% 11/08/04 .............................        2,030       1,997,013
   Ford Motor Credit Corp.
     7.375% 10/28/09 .............................        3,245       3,151,706
   GATX Capital Corp.
     7.750% 12/01/06 .............................           10           9,775
   Goldman Sachs Group, Inc.
     Global Bonds
     7.350% 10/01/09 .............................        1,220       1,178,825
   Industrial Credit & Investment
     Corp. 144A Yankee Medium
     Term Notes
     7.550% 08/15/07 .............................           40          36,798
   Lehman Brothers Holdings, Inc.
     Global Notes
     6.625% 04/01/04 .............................        2,055       1,970,231
   Long Island Savings Bank, Inc.
     Notes
     7.000% 06/13/02 .............................          250         245,313
   Merrill Lynch & Co. Notes
     6.875% 11/15/18 .............................        1,415       1,278,806
   Potomac Capital Investment
     7.550% 11/19/01 .............................          330         326,288
   Prudential Insurance Co. of
     America 144A Capital Notes
     6.875% 04/15/03 .............................        1,600       1,570,000
   Wells Fargo Co. Mtn, Series G
     6.875% 08/08/06 .............................           10           9,588
                                                                  -------------
                                                                     26,940,747
                                                                  -------------
FOOD & BEVERAGE -- 0.6%
   Archibald Candy Corp. 144A Gtd.
     Sr. Secured Notes
     10.250% 07/01/04 ............................          400         384,000
   Kroger Co.
     7.250% 06/01/09 .............................        1,720       1,634,000
   Pantry, Inc. Sr. Sub. Notes
     10.250% 10/15/07 ............................           90          85,500
   Premier Int'l. Foods plc
     12.000% 09/01/09 ............................           90          87,750
                                                                  -------------
                                                                      2,191,250
                                                                  -------------
INDUSTRIAL GOODS & MATERIALS -- 0.2%
   Motors & Gears Inc., Sr. Notes,
     Series D
     10.750% 11/15/06 ............................          400         397,000
   Sbarro, Inc. 144A Sr. Notes
     11.000% 09/15/09 ............................          250         256,250
                                                                  -------------
                                                                        653,250
                                                                  -------------

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
PACKAGING/CONTAINERS -- 0.9%
   Crown Cork & Seal Sr. Notes
     7.125% 09/01/02 .............................     $  3,390   $   3,330,675
   Crown Packaging Enterprises, Ltd.
     Yankee Sr. Secured Discount
     Notes
     14.000% 08/01/06++ ..........................          550           5,500
                                                                  -------------
                                                                      3,336,175
                                                                  -------------
PAPER & FOREST PRODUCTS -- 0.4%
   Fort James Corp. Notes
     6.234% 03/15/01 .............................          350         346,500
   Georgia Pacific Corp.
     7.750% 11/15/29 .............................        1,335       1,273,256
   Repap New Brunswick
     Sr. Yankee Notes
     10.625% 04/15/05 ............................           35          32,550
                                                                  -------------
                                                                      1,652,306
                                                                  -------------
REAL ESTATE -- 0.4%
   EOP Operating L.P. Mandatory
     Par Put Remarketed Securities
     6.376% 02/15/02 .............................        1,495       1,455,756
   HMH Properties, Inc. Sr. Notes
     8.450% 12/01/08 .............................          215         193,500
                                                                  -------------
                                                                      1,649,256
                                                                  -------------
RESTAURANTS, HOTELS & CASINOS -- 0.1%
   Circus Circus Enterprise
     Sr. Sub. Notes
     9.250% 12/01/05 .............................          225         218,813
   Hollywood Park Operating
     Sr. Sub. Notes
     9.500% 08/01/07 .............................           80          77,900
   Horseshoe Gaming Holdings
     8.625% 05/15/09 .............................          160         147,600
                                                                  -------------
                                                                        444,313
                                                                  -------------
RETAIL TRADE -- 1.8%
   Dayton Hudson Corp. Debentures
     6.750% 01/01/28 .............................           10           8,813
   Federated Department Stores, Inc.
     Debentures
     7.000% 02/15/28 .............................           15          13,331
   K Mart Corp.
     Notes
        8.375% 12/01/04 ..........................          755         735,181
        7.950% 02/01/23 ..........................          480         402,600
     Medium Term Notes,
        Series MTNC
        7.840% 01/02/02 ..........................           15          14,775
     Pass Through Certificates,
        Series K-2
          9.780% 01/05/20 ........................           50          49,534
        Series 95K-3
          8.540% 01/02/15 ........................        1,870       1,806,730

                 See Accompanying Notes to Financial Statements.

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
RETAIL TRADE -- (CONTINUED)
   Saks, Inc.
     7.000% 07/15/04 .............................     $  1,500   $   1,387,500
     8.250% 11/15/08 .............................        2,725       2,541,063
                                                                  -------------
                                                                      6,959,527
                                                                  -------------
STEEL -- 0.1%
   Ak Steel Corp.
     7.875% 02/15/09 .............................          300         271,500
   Wheeling-Pittsburgh Corp.
     144A Sr. Notes
     9.250% 11/15/07 .............................           90          84,600
                                                                  -------------
                                                                        356,100
                                                                  -------------
TELECOMMUNICATIONS -- 6.1%
   Adelphia Communications Corp.
     Sr. Notes, Series B
     9.250% 10/01/02 .............................          305         305,000
   BellSouth Telecommunications,
     Inc. Debentures
     7.000% 12/01/45 .............................          255         221,850
   Charter Communications
     Holdings L.L.C.
     8.625% 04/01/09 .............................          215         197,263
     9.920% 04/01/11++ ...........................          105          60,900
   Echostar DBS Corp. Sr. Notes
     9.250% 02/01/06 .............................          185         181,763
   Global Crossing Holdings, Ltd.
     9.500% 11/15/09 .............................        1,890       1,833,300
   GTE Corp. Debentures
     6.840% 04/15/18 .............................        1,505       1,390,244
     6.940% 04/15/28 .............................        1,320       1,202,850
   Intermedia Communications, Inc.
     Sr. Notes, Series B
     8.500% 01/15/08 .............................          225         207,000
   ITC Deltacom, Inc.
     144A Sr. Notes
     11.000% 06/01/07 ............................          210         217,350
   Level 3 Communications, Inc.
     Sr. Notes
        11.000% 03/15/08 .........................          800         804,000
     144A Sr. Notes
        9.125% 05/01/08 ..........................          365         330,325
   MCI Communications Corp.
     Sr. Discount Notes
        6.125% 04/15/02 ..........................        1,840       1,796,300
     Sr. Notes
        6.500% 04/15/10 ..........................           20          18,375
   McLeodUSA, Inc.
     144A Sr. Sub. Notes
     8.125% 02/15/09 .............................          340         305,150
   Metromedia Fiber Network, Inc.
     Sr. Notes, Series B
     10.000% 11/15/08 ............................          215         213,388

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
TELECOMMUNICATIONS -- (CONTINUED)
   Nextel Communications, Inc.
     144A Sr. Discount Notes
        9.950% 02/15/08++ ........................   $    1,235   $     876,850
     144A Sr. Redeemable
        Discount Notes
        10.650% 09/15/07++ .......................            5           3,819
     Sr. Discount Notes
        9.750% 10/31/07++ ........................          435         314,288
   Nextlink Communications, Inc.
     144A Sr. Notes
        10.750% 11/15/08 .........................          290         291,450
     144A Sr. Notes
        10.500% 12/01/09 .........................          845         845,000
     144A Sr. Discount Notes
        12.125% 12/01/09++ .......................        1,670         943,550
     Sr. Notes
        9.625% 10/01/07 ..........................           80          77,200
   Orange plc
     9.000% 06/01/09 .............................        1,500       1,556,250
   Paging Network, Inc.
     Sr. Sub. Notes
     8.875% 02/01/06 .............................          155         113,150
     10.125% 08/01/07 ............................          345         251,850
     10.000% 10/15/08 ............................          555         405,150
   Qwest Communications
     International, Inc.
     144A Sr. Notes
     7.250% 11/01/08 .............................          350         333,282
   Sprint Capital Corp. Gtd.
     Medium Term Notes
     6.500% 11/15/01 .............................           10           9,888
   Teleport Communications Group,
     Inc. Sr. Discount Notes
     9.650% 03/31/27 .............................        1,735       1,945,369
   US West Capital Funding
     144A Notes
     6.875% 08/15/01 .............................          550         545,875
   US West Communications 144A
     7.200% 11/01/04 .............................        1,740       1,720,425
   Voicestream Wireless
     144A Sr. Discount Notes
        11.875% 11/15/09++ .......................        1,415         891,450
     144A Sr. Notes
        10.375% 11/15/09 .........................          885         918,188
   Worldcom Inc., Sr. Notes
     7.750% 01/01/07 .............................        1,560       1,569,750
                                                                  -------------
                                                                     22,897,842
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
TRANSPORTATION -- 1.5%
   Grupo Transportacion Ferroviaria
     Mexicana, S.A. de C.V.
     144A Gtd. Sr. Discount Notes
     11.750% 06/15/09++ ..........................   $      935      $  673,200
   Northwest Airlines, Inc.,
     Gtd. Notes
     7.625% 03/15/05 .............................        3,335       2,968,150
     7.875% 03/15/08 .............................          465         401,644
   US Airways, Inc., Gtd. Sr. Notes
     9.625% 02/01/01 .............................        1,500       1,490,565
                                                                  -------------
                                                                      5,533,559
                                                                  -------------
UTILITIES -- 2.1%
   Beaver Valley Funding Corp.
     Secured Lease Obligation
     Bonds
     9.000% 06/01/17 .............................        1,925       1,915,375
   Connecticut Light and Power Co.
     First Mortgage Bonds,
        Series C
          7.750% 06/01/02 ........................          240         238,800
        Series D
          7.875% 10/01/24 ........................          730         730,000
   Niagara Mohawk Power Corp.
     First Mortgage Bonds
     8.750% 04/01/22 .............................        1,285       1,297,850
   North Atlantic Energy Corp.
     Secured First Mortgage Notes,
     Series A
     9.050% 06/01/02 .............................        1,939       1,936,576
   Texas Utilities Electric Capital
     Trust Preferred V
     8.175% 01/30/37 .............................        1,680       1,619,100
                                                                  -------------
                                                                      7,737,701
                                                                  -------------
WASTE MANAGEMENT -- 0.0%
   Allied Waste North America,
     Series B
     7.875% 01/01/09 .............................          265         223,925
                                                                  -------------
   TOTAL CORPORATE BONDS
     (Cost $144,596,876) .........................                $ 140,310,353
                                                                  -------------

FOREIGN GOVERNMENT BONDS -- 2.5%
   Empresa Nacional de Electricidad
     8.125% 02/01/49 .............................   $      925   $     745,781
   Israel Electric Corp., Ltd. 144A
     8.250% 10/15/09 .............................        1,500       1,496,250
   Polska Telefonica Cyfrowa
     International Finance II S.A.
     11.250% 12/01/09 ............................          515         502,769
   Republic of Argentina Bank
     Guaranteed, Series B
     8.286% 04/15/01 .............................        2,025       1,847,813

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
FOREIGN GOVERNMENT BONDS -- (CONTINUED)
   Republic of Argentina FRB
     6.813% 03/31/05+ ............................   $      902      $  835,478
   Republic of Brazil EI FRB
     6.937% 04/15/06+ ............................          611         543,790
   Republic of Brazil EI Bond
     6.937% 04/15/06+ ............................           80          71,111
   Republic of Bulgaria, FLIRB,
     Series A
     2.750% 07/28/12+ ............................        1,445       1,083,750
   Republic of Turkey
     11.875% 11/05/04 ............................          900         930,375
   United Mexican States
     Global Bonds
        11.500% 05/15/26 .........................           20          24,850
     Par Bonds, Series W-A
        6.250% 12/31/19 ..........................        1,000         815,000
     Par Bonds, Series W-B
        6.250% 12/31/19 ..........................          600         489,000
                                                                  -------------
   TOTAL FOREIGN
     GOVERNMENT BONDS
     (Cost $9,365,256) ...........................                $   9,385,967
                                                                  -------------
AGENCY OBLIGATIONS -- 40.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.4%
   Various Pools:
     7.000% 12/01/09 .............................   $      137      $  134,356
   Series MACR 1860 Principle Only
     4.840% 02/15/24 .............................        2,352       1,370,404
                                                                  -------------
                                                                      1,504,760
                                                                  -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 37.3%
   Various Pools:
     10.000% 02/01/05 ............................          120         126,670
     10.000% 01/01/10 ............................          611         653,057
     7.000% 03/01/15 .............................        8,600       8,449,500
     6.500% 06/01/29 .............................        1,953       1,825,135
     6.500% 07/01/29 .............................          786         735,459
     6.500% 07/01/29 .............................        6,923       6,470,509
     6.500% 07/01/29 .............................          490         457,862
     6.500% 08/01/29 .............................        1,862       1,738,571
     6.500% 08/01/29 .............................          805         752,307
     6.500% 08/01/29 .............................           30          27,845
     6.000% 02/01/29 .............................           57          52,129
     6.000% 03/01/29 .............................          291         263,529
     6.000% 09/01/29 .............................          267         242,066
     6.000% 01/01/30 .............................          648         587,845
   REMIC - PAC 1991-165 Class M
     8.250% 12/25/21 .............................            8           8,323
   Series 1996-5 Class PX PO
     4.100% 11/25/23 .............................          227         142,999
   Series 1997-16 Class M PO
     4.330% 02/25/23 .............................          195         121,972

                 See Accompanying Notes to Financial Statements.

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
   TBA
     7.500% 11/15/02 .............................     $ 26,465   $  25,943,970
     6.000% 01/15/11 .............................        7,625       7,146,055
     6.500% 01/01/13 .............................        4,205       4,038,114
     8.000% 03/15/25 .............................       37,795      37,842,244
     6.500% 09/01/27 .............................        3,105       2,902,205
     7.000% 09/01/27 .............................       32,150      30,833,853
   Discount Notes
     5.830% 05/25/00 .............................        8,930       8,805,630
                                                                  -------------
                                                                    140,167,849
                                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.1%
   Various Pools:
     6.500% 09/15/03 .............................            4           4,087
     8.250% 08/15/04 .............................            0             248
     9.000% 11/15/04 .............................            1             520
     9.000% 12/15/04 .............................            1             589
     8.250% 04/15/06 .............................            1             773
     13.500% 07/15/14 ............................            1             859
     9.000% 12/15/16 .............................           24          25,020
     8.000% 04/15/17 .............................           68          68,651
     9.000% 08/15/21 .............................          324         336,677
     7.500% 08/01/28 .............................        7,600       7,457,500
                                                                  -------------
                                                                      7,894,924
                                                                  -------------
MISCELLANEOUS -- 0.2%
   Government Trust Certificates
     Collateral Trust,
     Series 1C
     9.250% 11/15/01 .............................          245         249,796
   National Archives Facility Trust
     COP
     8.500% 09/01/19 .............................          673         724,566
                                                                  -------------
                                                                        974,362
                                                                  -------------
   TOTAL AGENCY OBLIGATIONS
     (Cost $150,056,418) .........................                $ 150,541,895
                                                                  -------------
ASSET BACKED SECURITIES -- 1.6%
   Green Tree Recreational,
     Equipment and Consumer Trust
     Series 1997-C, Class A1
     6.490% 02/15/18 .............................   $      359      $  352,311
   Green Tree Securitized Net Interest
     Margin Trust, REMIC,
     Series 1994-A, Class A
     6.900% 02/15/04 .............................          193         192,809
   MBNA Master Credit Card Trust
     Series 1997-I, Class A
     6.550% 08/15/04 .............................           10           9,704
   PECO Energy Transition Trust
     6.050% 03/01/09 .............................        1,525       1,411,700
     6.130% 03/01/09 .............................        2,670       2,446,534

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
ASSET BACKED SECURITIES -- (CONTINUED)
   Prudential Securities Secured
     Financing, Series 1999-C2,
     Class A2
     7.193% 04/15/09 .............................   $    1,000   $     972,070
   Citibank CCMT 1,
     Series 1994-2, Class A
     7.250% 04/07/06 .............................          570         566,553
   Vanderbilt Mortgage Finance,
     Manufactured Housing Retail
     Installment Sales Contracts,
     Series 1995-B, Class A3
     6.675% 05/07/06 .............................           84          82,206
                                                                  -------------
   TOTAL ASSET BACKED
     SECURITIES
     (Cost $6,309,213) ...........................                $   6,033,887
                                                                  -------------

COLLATERALIZED MORTGAGED BACKED SECURITIES -- 6.1%
   American Express Master Trust,
     Series 1994-3, Class A
     7.850% 09/15/04 .............................   $       10   $      10,181
   Carousel Center Finance Inc.,
     Series 1, Class C, Rule 144A
     7.527% 11/15/07 .............................        4,530       4,445,831
   Chase Credit Card Master Trust
     Series 1998-3, Class A
        6.000% 04/15/03 ..........................           10           9,624
     Series, 1999-3, Class A
        6.660% 09/15/04 ..........................           15          14,590
   Collateralized Mortgage
     Obligation Trust, REMIC
     Series 54, Class C
     9.250% 11/01/13 .............................            1             746
   Commercial Mortgage Asset Trust,
     Series 1999-C1, Class A3
     6.640% 09/17/10 .............................        5,030       4,661,718
   Contimortgage Home Equity
     Loan Trust, Series 1996-4,
     Class A8
     7.220% 01/15/28 .............................          880         843,515
   DLJ Commercial Mortgage Corp.,
     Series 1998-CG1, Class A1B
     6.410% 05/10/08 .............................          760         704,851
   G3 Mortgage Reinsurance Corp.,
     Class A
     6.814% 03/27/00+ ............................          950         907,250
   Gulf States Steel, Inc. First
     Mortgage Notes
     13.500% 04/15/03** ..........................          165          24,750
   GMAC Commercial Mortgage
     Securities, Inc.,
        Series 1997-C,1 Class A2
          6.853% 09/15/06 ........................          575         556,361
        Series 1999-C2, Class A2
          6.945% 09/15/33 ........................          620         582,878


                 See Accompanying Notes to Financial Statements.

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
COLLATERALIZED MORTGAGED BACKED SECURITIES -- (CONTINUED)
   Merrill Lynch 1999-C1, Class A2
     7.560% 09/15/09 .............................     $  2,760   $   2,734,556
   Merrill Lynch Mortgage Investors,
     Inc., Manufactured Housing
     Retail Installment Sales
     Contracts, Series 1991-C,
     Class A
     9.000% 07/15/11 .............................            6           6,007
   Nomura Asset Securitization Corp.,
     Series 1998-D6, Class A1B
     6.590% 03/15/28 .............................        2,255       2,094,878
   Option One Mortgage Loan Trust
     Series 2000-1, Class CTFS
        9.850% 05/26/30 ..........................        1,708       1,700,639
     Series 1999-2, Class A
        9.660% 06/25/29 ..........................        2,026       1,987,812
   Salomon Brothers Mortgage
     Securities VII,
     Series 1997-NC4, Class A
     6.135% 03/27/00+ ............................            6           5,771
   UCFC Home Equity Loan Trust
     Series 1996-B1, Class A7
        8.200% 09/15/27 ..........................          760         739,773
     Series 1998-A1, Class A7
        6.870% 07/15/29 ..........................          795         745,158
                                                                  -------------
   TOTAL COLLATERALIZED
     MORTGAGED BACKED
     SECURITIES
     (Cost $23,672,771) ..........................                $  22,776,889
                                                                  -------------

U.S. TREASURY OBLIGATIONS -- 7.5%
U.S. TREASURY BILLS -- 0.2%
     4.900% 03/16/00 .............................   $      570      $  566,528
     6.260% 03/16/00 .............................           95          94,752
                                                                  -------------
                                                                        661,280
                                                                  -------------
U.S. TREASURY BONDS -- 3.3%
     10.375% 11/15/12 ............................        7,850       9,510,211
     8.000% 11/15/21 .............................        2,610       3,085,544
                                                                  -------------
                                                                     12,595,755
                                                                  -------------
U.S. TREASURY NOTES -- 3.7%
     5.375% 02/15/01 .............................          350         346,894
     6.250% 06/30/02 .............................        2,910       2,891,072
     7.250% 05/15/04 .............................        6,500       6,642,520
     7.500% 02/15/05 .............................            5           5,175
     6.250% 02/15/07 .............................          900         879,680
     6.000% 08/15/09 .............................        1,500       1,443,475
     6.500% 05/15/05 .............................          220         218,634
     6.500% 02/15/10 .............................        1,440       1,449,377
                                                                  -------------
                                                                     13,876,827
                                                                  -------------

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
U.S. TREASURY STRIP BONDS -- 0.3%
     6.459% 11/15/16 .............................     $  3,430   $   1,185,794
                                                                  -------------
   TOTAL U.S. TREASURY
     OBLIGATIONS
     (Cost $28,386,012) ..........................                $  28,319,656
                                                                  -------------
                                                        NUMBER
                                                      OF SHARES
                                                      ---------
COMMON STOCK -- 0.0%
PACKAGING/CONTAINERS -- 0.0%
   Crown Packaging Enterprises,
     Ltd. ........................................       45,544   $         455
                                                                  -------------
   TOTAL COMMON STOCK
     (Cost $0) ...................................                $         455
                                                                  -------------

PREFERRED STOCKS -- 3.0%
BANKING -- 2.8%
   California Federal Capital Corp.,
     Series A 9.125% .............................      109,870   $   2,417,140
   Centaur Funding Corp. 9.08% ...................        1,535       1,576,734
   Citigroup, Inc. 6.213% ........................       42,850       1,997,881
   Citigroup, Inc. Series F Pfd.
     6.365% ......................................       26,550       1,261,125
   Lehman Brothers Holdings
     5.67% .......................................       43,300       1,634,575
   Lehman Brothers Holdings
     5.94% .......................................       18,365         766,739
   Lehman Brothers Holdings
     6.625% ......................................           85           1,955
   NationsBank Captial Corp.
     8.35% .......................................       48,400       1,085,975
                                                                  -------------
                                                                     10,742,124
                                                                  -------------
REAL ESTATE -- 0.2%
   American Real Estate Corp.
     8.50% Cumulative, Series A ..................       30,900         728,081
                                                                  -------------
   TOTAL PREFERRED STOCKS
     (Cost $12,713,730) ..........................                $  11,470,205
                                                                  -------------

RIGHTS / WARRANTS -- 0.2%
   Capital Pacific Holdings Group,
     Inc. strike $3.4
     expires May 2002 ............................        2,528   $          25
   Checkers Drive-In Restaurants
     strike $1.375 expires
     Dec. 2000 ...................................        2,642             248
   Mexican Value Recovery Rights
     strike $1.188 expires
     June 2003 ...................................        1,000               0
   Uniroyal Technology Corp.
     strike $4.375 expires
     June 2003 ...................................       10,800         599,400
                                                                  -------------
TOTAL RIGHTS/WARRANTS
  (Cost $14,178) .................................                $     599,673
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

             WARBURG PINCUS U.S. CORE FIXED INCOME FUND (CONCLUDED)

                                                         PAR
                                                        (000)         VALUE
                                                      ---------     ----------
SHORT TERM INVESTMENT -- 30.9%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.950% 03/01/00 .............................   $  116,262   $ 116,262,000
     (Cost $116,262,000)                                          -------------

   TOTAL INVESTMENTS -- 129.1%
   (Cost $491,376,454*) ..........................                $ 485,700,980

   LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (29.1%) .......................                $(109,592,707)
                                                                  -------------
   TOTAL NET ASSETS -- 100.0% ....................                $ 376,108,273
                                                                  =============

  * Cost for Federal income tax purposes at February 29, 2000 is $491,581,989. The gross appreciation (depreciation) on a tax basis is as follows:


      Gross Appreciation ......................................   $   2,649,663
      Gross Depreciation ......................................      (8,530,672)
 ..............................................................   -------------
      Net Depreciation ........................................   $  (5,881,009)
 ..............................................................   =============
 ** Security in default

  + Variable rate  obligations  -- The interest shown is the rate as of February
    29, 2000.

 ++ Step Bond -- The interest rate as of February 29, 2000 is 0% and will reset to interest rate shown at a future date.

+++ Securities have no stated maturity date.


                            INVESTMENT ABBREVIATIONS
FRN ..........................................................Floating Rate Note
MACR .....................Modified and Combinable Real Estate Investment Conduit
PAC ..................................................Planned Amortization Class
PO ...............................................................Principle Only
REMIC ....................................RealEstate Mortgage Investment Conduit
TBA .............................................................To Be Announced

                 See Accompanying Notes to Financial Statements.

                WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  March 20, 2000
Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Strategic Global Fixed Income Fund (the "Fund") for the six months ended February 29, 2000.

On February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $13.72, compared to an NAV of $14.97 on August 31, 1999. As a result, the institutional shares' total return was down 3.7%, (assuming the reinvestment of dividends totaling $0.7271 per share). By comparison, the unhedged J.P. Morgan Global Government Bond Index* (the "Index") was down 2.6% during the same period.

Although the Fund modestly underperformed the Index during the fiscal half-year, we note that relative returns increased in the latter portion of the period. Results benefited from improving trends in our geographic asset allocation, currency decisions and U.S. security selection.

GEOGRAPHICAL  ASSET  ALLOCATION.  Our underweight of Japanese  government  bonds
(JGBs) contributed most negatively to the Fund's overall performance. Contrary to their weak underlying fundamentals, JGBs continued to outperform (in local-currency terms) through much of the period. In the first two months of 2000, however, they began to perform more consistently with fundamentals and underperformed all other major developed markets. Our underweight of Japan thus helped to improve relative performance toward the end of the half-year.

CURRENCY DECISIONS. Our underweight of the yen detracted from performance at the beginning of the period, as the currency surged in response to foreigners' strong interest in Japanese stocks. In line with our belief that the yen would decline, however, we raised our underweight in the yen versus the U.S. dollar and the euro (to a lesser extent) in late 1999. By the end of February, our currency strategy modestly contributed to the Fund's performance, as the yen and euro weakened against the dollar.

U.S.SECURITY SELECTION. U.S. spread product, (I.E., debt securities whose market valuation is driven by the difference between their yields and those of U.S. Treasuries) contributed positively to overall performance. At the end of 1999, we believed that U.S. bond yields appeared close to peaking, as widespread concern over possible Y2K-related computer problems and the potential resulting squeeze in market liquidity had dissipated. Additionally, the U.S. Treasury indicated it would buy back some of its own long-term bonds in the open market, which would reduce total outstanding debt. Based on these factors, we expected longer-term bonds to appreciate and lengthened duration accordingly. Although corporate bonds in particular did not respond as expected, our positioning in U.S. spread product proved additive.

As developments occur in the global fixed income markets or at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Global Fixed Income Management Team

Gregg M. Diliberto, Managing Director
Dilip K. Rasgotra, Managing Director
Jo Ann Corkran, Managing Director
Mark K. Silverstein, Managing Director
Jose A. Rodriguez, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

                WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

PERFORMANCE

                                                                                                                 SINCE
                                                                                             FIVE YEARS        INCEPTION
                                                         SIX MONTHS       ONE YEAR       (3/1/95 - 2/29/00)     3/1/93
                                                           2/29/00   (3/1/99 - 2/29/00)     (ANNUALIZED)     (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Strategic Global Fixed
Income Fund (Institutional)                                  (3.7%)          (5.2%)                5.0%            4.9%
J.P. Morgan Global Govt. Bond Index (unhedged)*              (2.6%)          (3.4%)                5.2%            5.7%
---------------------------------------------------------------------------------------------------------------------------


*THE J.P. MORGAN GLOBAL GOVERNMENT BOND INDEX (UNHEDGED)  (I.E.,  INCLUDING US$)
 IS A MARKET-CAPITALIZATION INDEX CONSISTING OF THE GOVERNMENT BOND MARKETS OF THE FOLLOWING COUNTRIES: AUSTRALIA, BELGIUM, CANADA, DENMARK, FRANCE, GERMANY, ITALY, JAPAN, THE NETHERLANDS, SPAIN, SWEDEN, THE U.K. AND THE U.S. ALL ISSUES HAVE A REMAINING MATURITY OF AT LEAST ONE YEAR AND THE INDEX IS REBALANCED MONTHLY.

                WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
INTERNATIONAL BONDS -- 47.7%
ARGENTINA -- 0.6%
   Argentina Bocon,
     Series Pro1
     2.866% 04/01/07+ ............................      $    20     $    14,297
   Republic of Argentina Bank
     Guaranteed, Series B
     8.286% 04/15/01 .............................           45          41,062
   Republic of Argentina FRB
     Non-US Tranche
     6.812% 03/31/05+ ............................           26          24,453
                                                                    -----------
                                                                         79,812
                                                                    -----------
BRAZIL -- 0.1%
   Federal Republic of Brazil
     EI Bonds, Series EI-L
     6.937% 04/15/06+ ............................           19          16,732
                                                                    -----------
BULGARIA -- 0.3%
   National Republic of Bulgaria FRN
     2.750% 07/28/12+ ............................           50          37,500
                                                                    -----------
CHILE -- 0.1%
   Empresa Nacional de Electricidad
     8.125%+++                                               15          12,094
                                                                    -----------
FINLAND -- 0.2%
   Okobank Perpetual
     Medium Term FRN
     6.620%+/+++ .................................           20          19,650
                                                                    -----------
FRANCE -- 4.4%
   French Treasury Note
     4.500% 07/12/03 ........................  EUR          350         333,036
   Republic of France Treasury Bonds
     7.500% 04/25/05 ........................  EUP          199         211,327
                                                                    -----------
                                                                        544,363
                                                                    -----------
GERMANY -- 12.2%
    Bundesrepublic Deutschland
      5.625% 01/04/28 .......................  EUP          570         526,020
    Deutsche Bank Financial
     144A Pfd.
     6.000% 07/04/07 ........................  EUR          986         981,483
   Federal Republic of Germany
     Eurobonds
     7.872% 12/29/49 ........................                15          14,050
                                                                    -----------
                                                                      1,521,553
                                                                    -----------
JAPAN -- 6.1%
   Fannie Mae Global
     Senior Notes, Series Emtn
     1.750% 03/26/08 .......................   JPY       50,000         459,347

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
JAPAN -- (CONTINUED)
   Fuji Finance (Cayman), Ltd.
     Medium Term Notes
        7.300%+/+++ ..............................      $    20     $    19,050
     Perpetual Sub. FRN
        7.113%+/+++ ..............................           30          28,800
   Inter-American Development Bank
     1.900% 07/08/09 .......................   JPY       28,000         257,336
                                                                    -----------
                                                                        764,533
                                                                    -----------
LUXEMBOURG -- 0.1%
   Polska Telefonica Cyfrowa
     International Finance II SA
     11.250% 12/01/09 ............................           15          14,644
                                                                    -----------
MEXICO -- 0.4%
   Grupo Transportacion Ferroviaria
     Mexicana, S.A. de CV
     144A Gtd. Sr. Discount Notes
     11.750% 06/15/09++ ..........................           30          21,600
   United Mexican States Global
     Bonds
     11.500% 05/15/26 ............................           25          31,062
                                                                    -----------
                                                                         52,662
                                                                    -----------
NETHERLANDS -- 2.9%
   Kingdom of Netherlands
     Government Bonds
     5.750% 01/15/04 ........................  EUR          361         356,091
                                                                    -----------
SOUTH KOREA -- 0.3%
   Korea Electric Power,
     Global Unsubordinated Notes
        6.375% 12/01/03 ..........................           10           9,412
     Yankee Debentures
        7.000% 02/01/27 ..........................           15          13,631
     Yankee Notes
        7.000% 10/01/02 ..........................           15          14,625
                                                                    -----------
                                                                         37,668
                                                                    -----------
SPAIN -- 6.6%
   Spanish Government Bonds
     4.500% 07/30/04 ........................  EUR          700         656,233
     6.000% 01/31/29 ........................  EUR          180         171,865
                                                                    -----------
                                                                        828,098
                                                                    -----------
SUPRANATIONAL -- 6.3%
   European Investment Bank
     Eurobonds
     5.000% 04/15/08 ........................  EUR          186         171,533
   International Bank for
     Reconstruction & Development
     Japanese Yen Global Bonds
     5.250% 03/20/02 ........................  JPY       61,000         612,213
                                                                    -----------
                                                                        783,746
                                                                    -----------


                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
TURKEY -- 0.2%
   Republic of Turkey
     11.875% 11/05/04 ............................      $    30     $    31,012
                                                                    -----------
UNITED KINGDOM -- 6.9%
   Orange plc Yankee Discount Notes
     9.000% 06/01/09 .............................           50          51,875
   Royal Bank of Scotland plc
     Perp NC 5
     8.817% 03/31/49 .............................           35          35,000
   U.K. Treasury Gilt Bonds
     7.500% 12/07/06 ........................  GBP          450         771,942
                                                                    -----------
                                                                        858,817
                                                                    -----------
   TOTAL INTERNATIONAL BONDS
     (Cost $6,534,474) ...........................                  $ 5,958,975
                                                                    -----------

UNITED STATES BONDS -- 32.2%
CORPORATE BONDS -- 15.2%
AEROSPACE -- 0.4%
   Lockheed Martin Corp. Notes
     7.950% 12/01/05 .............................      $    20     $    19,675
     8.200% 12/01/09 .............................           20          19,850
   Sequa Corp. Senior Notes
     9.000% 08/01/09 .............................           10           9,400
                                                                    -----------
                                                                         48,925
                                                                    -----------
AUTOMOTIVE -- 0.2%
   Hayes Lemmerz International, Inc.
     Sr. Sub Notes
     9.125% 07/15/07 .............................            5           4,650
   Lear Corp.
     7.960% 05/15/05 .............................           15          14,344
                                                                    -----------
                                                                         18,994
                                                                    -----------
BANKING -- 1.2%
   Bay View Capital Corp.
     Sub. Notes
     9.125% 08/15/07 .............................           25          20,625
   Chase Manhattan Corp.
     Sub. Notes
     7.000% 11/15/09 .............................           10           9,475
   Citicorp Sub. Notes, Series F
     6.375% 11/15/08 .............................           25          22,969
   Credit Lyonnais
     Perpetual Sub. Variable Rate
     Notes, Rule 144A
     7.437%+/+++ .................................           30          28,764
   First Republic Bank
     Sub. Notes
     7.750% 09/15/12 .............................           20          16,850
   KBC Bank Fund Trust III
     9.860% 05/02/00 .............................           20          21,225
   Sovereign Bancorp, Inc.
     10.500% 11/15/06 ............................           35          35,262
                                                                    -----------
                                                                        155,170
                                                                    -----------

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
BROADCASTING -- 0.2%
   Fox/Liberty Networks L.L.C.,
     Registered Sr. Notes
     8.875% 08/15/07 .............................      $    30     $    30,450
                                                                    -----------
BUILDING MATERIALS -- 0.1%
   Jackson Products, Inc.
     Notes
     9.500% 04/15/05 .............................           10           9,050
                                                                    -----------
CABLE -- 0.7%
   Charter Communications
     Holdings L.L.C.
     144A Sr. Discount Notes
     8.625% 04/01/09 .............................           10           9,175
     9.920% 04/01/11++ ...........................           10           5,800
   CSC Holdings, Inc.
     Sr. Notes
     7.875% 12/15/07 .............................           25          24,437
     7.250% 07/15/08 .............................           35          32,900
   Diamond Cable Communications
     plc, Yankee Sr. Discount Notes
     10.750% 02/15/07++ ..........................           10           8,050
   James Cable Partners L.P.
     Sr. Notes, Series B
     10.750% 08/15/04 ............................           10          10,000
                                                                    -----------
                                                                         90,362
                                                                    -----------
CHEMICALS -- 0.1%
   Huntsman ICI
     144A Sr. Sub. Notes
     10.125% 07/01/09 ............................           10          10,050
                                                                    -----------
COMPUTERS, SOFTWARE & SERVICES -- 0.1%
   Seagate Technology, Inc.
     Sr. Debentures
     7.450% 03/01/37 .............................           20          17,400
                                                                    -----------
CONSULTING SERVICES -- 0.4%
   Comdisco, Inc.
     MTN Series H
        7.230% 08/16/01 ..........................           15          14,906
     Senior Notes
        7.250% 09/01/02 ..........................           40          39,450
                                                                    -----------
                                                                         54,356
                                                                    -----------
ENERGY -- 0.2%
   Bellwether Exploration Co.
     Gtd. Sr. Sub. Notes
     10.875% 04/01/07 ............................            5           4,394
   Dresser Industries, Inc.
     Debentures
     7.600% 08/15/45 .............................           20          18,925
                                                                    -----------
                                                                         23,319
                                                                    -----------



                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
ENTERTAINMENT -- 0.6%
   Regal Cinemas, Inc.
     Sr. Sub. Notes
     9.500% 06/01/08 .............................      $    10     $     6,650
   Time Warner, Inc.
     Company Guaranteed Unsecured
        Notes
        6.625% 05/15/29 ..........................           55          46,612
     Debentures
        8.050% 01/15/16 ..........................           25          25,344
                                                                    -----------
                                                                         78,606
                                                                    -----------
FINANCIAL SERVICES -- 2.9%
   American General Institutional
     Capital Trust Co.
     144A Gtd. Notes, Series B
     8.125% 03/15/46 .............................           30          29,925
   AT&T Capital Corp.
     7.110% 03/13/00+ ............................            5           5,037
   Bear Stearns Co., Inc.
     7.625% 02/01/05 .............................           45          44,494
   Conseco Finance Trust III
     8.796% 04/01/27 .............................           70          64,312
   Enterprise Rent a Car Finance Co.
     144A Notes
     7.950% 12/15/09 .............................           10           9,862
   EOP Operating LP Notes
     6.500% 01/15/04 .............................           10           9,538
   Finova Capital Corp.
     7.125% 05/01/02 .............................           15          14,869
     7.250% 11/08/04 .............................           20          19,675
   Ford Motor Credit Co.
     7.375% 10/28/09 .............................           30          29,138
   Goldman Sachs Global Bonds
     7.350% 10/01/09 .............................           40          38,650
   Lehman Brothers Holdings, Inc.,
     Global Notes
     6.625% 04/01/04 .............................           20          19,175
   Merrill Lynch & Co. Notes
     6.875% 11/15/18 .............................           15          13,556
   Potomac Capital Investment
     144A, Series D
     7.550% 11/19/01 .............................           70          69,213
                                                                    -----------
                                                                        367,444
                                                                    -----------
FOOD & BEVERAGE -- 0.2%
   Archibald Candy Corp.
     144A Gtd. Sr. Secured Notes
     10.250% 07/01/04 ............................           10           9,600
   Kroger Co.
     7.250% 06/01/09 .............................           15          14,250
                                                                    -----------
                                                                         23,850
                                                                    -----------

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
HEALTH CARE -- 0.5%
   Conseco, Inc.
     Unsecured Notes
     9.000% 10/15/06 .............................      $    55     $    55,825
                                                                    -----------
INDUSTRIAL GOODS & MATERIALS -- 0.1%
   Motors & Gears, Inc.
     Sr. Notes, Series D
     10.750% 11/15/06 ............................           10           9,925
                                                                    -----------
MANUFACTURING -- 0.4%
   Crown Cork & Seal
     Sr. Notes
     7.125% 09/01/02 .............................           30          29,475
   Georgia Pacific Corp.
     7.750% 11/15/29 .............................           25          23,844
                                                                    -----------
                                                                         53,319
                                                                    -----------
RESTAURANTS, HOTELS & CASINOS -- 0.2%
   Circus Circus Enterprise
     Sr. Sub. Notes
     9.250% 12/01/05 .............................           10           9,725
   Horseshoe Gaming Holdings
     144A Senior Sub. Notes
     8.625% 05/15/09 .............................           10           9,225
   Sbarro, Inc.
     Senior Notes Series 144A
     11.000% 09/15/09 ............................           10          10,250
                                                                    -----------
                                                                         29,200
                                                                    -----------
RETAIL TRADE -- 1.5%
   K Mart Corp.
     Medium Term Notes, Series C
        7.820% 01/02/02 ..........................           35          34,475
     Senior Notes
        8.375% 12/01/04 ..........................           65          63,294
   Saks, Inc.
     Company Guaranteed
     7.000% 07/15/04 .............................           30          27,750
     8.250% 11/15/08 .............................           60          55,950
                                                                    -----------
                                                                        181,469
                                                                    -----------
STEEL -- 0.1%
   AK Steel Corp.
     Company Guaranteed
     7.875% 02/15/09 .............................           10           9,050
                                                                    -----------
TELECOMMUNICATIONS -- 3.6%
   Echostar DBS Corp.
     Sr. Notes
     9.250% 02/01/06 .............................           10           9,825
   Global Crossing Holdings, Ltd.
     144A Senior Notes
     9.500% 11/15/09 .............................           60          58,200
   GTE Corp.
     Debentures
     6.840% 04/15/18 .............................           30          27,713

                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
TELECOMMUNICATIONS -- (CONTINUED)
   Level 3 Communications
     11.000% 03/15/08 ............................      $    25     $    25,125
   Level 3 Communications, Inc.,
     144A Sr. Notes
     9.125% 05/01/08 .............................           10           9,050
   MCI Communications Corp.
     Sr. Discount Notes
     6.125% 04/15/02+ ............................           45          43,931
   McLeodUSA, Inc.
     144A Sr. Sub. Notes
     8.125% 02/15/09 .............................           10           8,975
   Metromedia Fiber Network, Inc.
     Sr. Notes, Series B
     10.000% 11/15/08 ............................           10           9,925
   Nextel Communications, Inc.
     144A Sr. Discount Notes
        9.950% 02/15/08++ ........................           20          14,200
     144A Sr. Redeemable Discount
        Notes
        10.650% 09/15/07 .........................           30          22,913
   Nextlink Communications, Inc.
     144A Sr. Discount Notes
        12.125% 12/01/09++ .......................           95          53,675
     144A Sr. Notes
        10.500% 12/01/09++ .......................           30          30,000
   Paging Network, Inc.
     Sr. Sub. Notes
     8.875% 02/01/06 .............................           10           7,300
     10.125% 08/01/07 ............................            5           3,650
     10.000% 10/15/08 ............................           20          14,600
   Qwest Communications
     International, Inc.
     144A Sr. Notes
     7.250% 11/01/08 .............................            5           4,761
   Teleport Communications
     Group, Inc.
     Sr. Discount Notes
     9.650% 03/31/27 .............................           20          22,425
   US West Communications
     7.200% 11/01/04 .............................           20          19,775
   Voicestream Wireless
     144A Sr. Discount Notes
     11.875% 11/15/09++ ..........................           45          28,350
   Voicestream Wireless Holding
     144A Sr. Notes
     10.375% 11/15/09 ............................           25          25,938
   Worldcom, Inc.
     Sr. Notes
     7.750% 01/01/07 .............................           10          10,063
                                                                    -----------
                                                                        450,394
                                                                    -----------

                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
TRANSPORTATION -- 0.9%
   Northwest Airlines, Inc.
     Gtd. Notes
     7.625% 03/15/05 .............................      $    80     $    71,200
   US Airways, Inc.
     Gtd. Sr. Notes
     9.625% 02/01/01 .............................           35          34,780
                                                                    -----------
                                                                        105,980
                                                                    -----------
UTILITIES -- 0.6%
   Connecticut Light and Power Co.
     First Mortgage Bonds, Series D
     7.875% 10/01/24 .............................           10          10,000
   Niagara Mohawk Power Corp.
     First Mortgage Bonds
     8.750% 04/01/22 .............................           10          10,100
   North Atlantic Energy Corp.
     Secured First Mortgage Notes,
     Series A
     9.050% 06/01/02 .............................           37          36,954
   Texas Utilities Electric Capital Trust
     Preferred V
     8.175% 02/01/37 .............................           20          19,275
                                                                    -----------
                                                                         76,329
                                                                    -----------
   TOTAL CORPORATE BONDS
     (Cost $1,967,756) ...........................                  $ 1,899,467
                                                                    -----------

AGENCY OBLIGATIONS -- 12.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.5%
   Various Pools:
     7.500% 11/15/02 .............................   $      325      $  318,602
     7.000% 06/01/13 .............................          100          98,250
     6.000% 08/01/14 .............................           95          89,033
     6.500% 08/01/14 .............................           40          38,412
     7.000% 12/31/25 .............................          390         373,791
     8.000% 11/01/28 .............................          370         370,462
     6.000% 01/01/29 .............................           62          56,051
     6.500% 06/01/29 .............................           21          19,997
     6.500% 06/01/29 .............................           43          40,128
     6.500% 07/01/29 .............................           28          26,357
     6.500% 07/01/29 .............................           39          36,060
     6.500% 08/01/29 .............................           54          50,398
     6.000% 01/01/30 .............................           25          22,674
   Series 1997-16 Class M PO
     4.330% 02/25/23 .............................           30          18,765
                                                                    -----------
                                                                      1,558,980
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.4%
   TBA
     7.500% 08/01/28 .............................           60          58,875
                                                                    -----------
   TOTAL AGENCY OBLIGATIONS
     (Cost $1,618,297) ...........................                  $ 1,617,855
                                                                    -----------
                 See Accompanying Notes to Financial Statements.

          WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND (CONCLUDED)


                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
ASSET BACKED SECURITIES -- 0.9%
   Green Tree Recreational,
     Equipment and Consumer Trust
     Series 1997-C, Class A1
     6.490% 02/15/18 .............................      $    76     $    74,563
   PECO Energy Transition Trust
     6.050% 03/01/09 .............................           10           9,257
     6.130% 03/01/09 .............................           25          22,908
                                                                    -----------
   TOTAL ASSET BACKED
     SECURITIES
     (Cost $109,942) .............................                  $    106,728
                                                                    -----------

COLLATERIZED MORTGAGED
BACKED SECURITIES -- 1.7%
   Commercial Mortgage Asset Trust,
     Series 1999-C1, Class A3
     6.640% 04/17/10 .............................      $    55     $    50,973
   Donaldson Lufkin Jenrette
     Commercial Mortgage Corp.,
     Series 1998-CG1, Class A1-B
     6.410% 05/10/08 .............................           40          37,097
   GMAC Commercial Mortgage
     Securities, Inc.
     Series 1997-C1 Class A2
     6.853% 09/15/06 .............................           10           9,676
   Merrill Lynch Mortgage
     Investors, Inc.
     Series 1999-C1, Class A2
     7.560% 09/15/09 .............................           15          14,862
   Nomura Asset Securitization Corp.
     Series 1998-D6, Class A1B
     6.590% 03/17/28 .............................           35          32,515
   Option One Mortgage Loan Trust
     Series 1999-2, Class A
        9.660% 06/25/29 ..........................           59          57,826
     Series 2000-1, Class C
        9.850% 05/26/30 ..........................           10           9,959
                                                                    -----------
   TOTAL COLLATERIZED
     MORTGAGED BACKED
     SECURITIES
     (Cost $225,687) .............................                  $   212,908
                                                                    -----------

U.S. TREASURY OBLIGATIONS -- 1.5%
U.S. TREASURY BILLS -- 0.4%
     4.900% 03/16/00 .............................      $    30     $    29,939
     5.150% 03/16/00 .............................           20          19,957
                                                                    -----------
                                                                         49,896
                                                                    -----------
U.S. TREASURY BONDS -- 0.6%
     10.375% 11/15/12 ............................           40          48,460
     8.000% 11/15/21 .............................           25          29,555
                                                                    -----------
                                                                         78,015
                                                                    -----------

                                                          PAR
                                                         (000)         VALUE
                                                                    ------------

U.S. TREASURY NOTES -- 0.5%
     6.250% 06/30/02 .............................      $    15     $    14,903
     7.250% 05/15/04 .............................           10          10,219
     6.500% 02/15/10 .............................           30          30,195
                                                                    -----------
                                                                         55,317
                                                                    -----------
   TOTAL U.S. TREASURY
     OBLIGATIONS
     (Cost $183,204) .............................                  $   183,228
                                                                    -----------
   TOTAL UNITED STATES BONDS
     (Cost $4,104,886) ...........................                  $ 4,020,186
                                                                    -----------

                                                        NUMBER
                                                       OF SHARES
                                                       ---------
PREFERRED STOCK -- 0.4%
   California Federal Capital Corp.
     Series A 9.125% .............................        2,100     $    46,200
     (Cost $55,191)                                                 -----------

                                                          PAR
                                                         (000)          VALUE
                                                                    -----------
SHORT-TERM INVESTMENT -- 25.7%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.950% 03/01/00 .............................      $ 3,218     $ 3,218,000
     (Cost $3,218,000)                                              -----------

   TOTAL INVESTMENTS -- 106.0%
     (Cost $13,912,551*) .........................                  $13,243,361

   LIABILITIES IN EXCESS OF
     OTHER ASSETS -- (6.0%) ......................                  $  (745,466)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ....................                  $12,497,895
                                                                    ===========

* Also cost for Federal income tax purposes at February 29, 2000. The gross appreciation (depreciation) on a tax basis is as follows:

      Gross and Net Depreciation .................                   $ (669,190)
                                                                     ==========

+ Variable rate obligations -- The interest shown is the rate as of February 29, 2000.

++ Step Bond -- The interest rate as of February 29, 2000 is 0% and will reset to interest rate shown at a future date.

+++ Securities have no stated maturity date.

                             CURRENCY ABBREVIATIONS

EUR ....................................................European Economic  Unit
GBP .....................................................United  Kingdom  Pounds
JPY ................................................... ...........Japanese  Yen

                            INVESTMENT ABBREVIATIONS

FRB ........................................................Floating  Rate  Bond
FRN ..........................................................Floating Rate Note
GO ..........................................................General Obligations
PO ...............................................................Principle Only


                 See Accompanying Notes to Financial Statements.

                         WARBURG PINCUS HIGH YIELD FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  March 20, 2000
Dear Shareholders:

We are writing to report on the results of the Warburg Pincus High Yield Fund (the "Fund") for the six months ended February 29, 2000.

On February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $15.46, compared to an NAV of $15.32 on August 31, 1999. The institutional shares' total return was 6.4%, (assuming the reinvestment of dividends totaling $0.7867 per share). By comparison, the Credit Suisse First Boston Domestic + High Yield Index* (the "Index") returned 0.5% during the same period.

At February 29, 2000, NAV of the Fund's common shares was $15.53, compared to an NAV of $15.38 on August 31, 1999. The common shares' total return was 6.2%, (assuming the reinvestment of dividends $0.7610 per share). By comparison, the Index returned 0.5% during the same period.

The Fund meaningfully outperformed the Index based primarily on effective sector allocation:

o We maintained our longstanding overweight (relative to the Index) in the telecommunications industry which rebounded sharply in the period and was one of the better-performing groups in the high yield universe.

   The Fund's telecom holdings further helped because they provided us with relatively high exposure to deferred-interest securities such as zero-coupon bonds, which outperformed traditional cash-pay issues.

o  We  also  overweighted  cable  and  media  companies,   whose  solid  returns
   additionally benefited the Fund's overall performance.

o We selectively increased exposure in the last few months of 1999 to economically sensitive industries such as paper and energy, which performed moderately well.

o We underweighted poorly performing sectors such as health care, consumer products, and retail food and drug.

On a negative note, our overweight in the textile/apparel/shoe-manufacturing sector, which fell sharply, detracted from performance.

As developments occur that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management High Yield Management Team

Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director

HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK" BONDS. SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

                         WARBURG PINCUS HIGH YIELD FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

PERFORMANCE

                                                                                                                 SINCE
                                                                                             FIVE YEARS        INCEPTION
                                                         SIX MONTHS       ONE YEAR       (3/1/95 - 2/29/00)     3/1/93
                                                           2/29/00   (3/1/99 - 2/29/00)     (ANNUALIZED)     (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus High Yield Fund (Institutional)                6.4%            7.9%                10.7%            8.9%
Warburg Pincus High Yield Fund (Common)                       6.2%            7.5%                10.5%            8.8%
CSFB Domestic + High Yield Index*                             0.5%            1.1%                 8.0%**          8.0%**
---------------------------------------------------------------------------------------------------------------------------


* THE CREDIT SUISSE FIRST BOSTON DOMESTIC + HIGH YIELD INDEX IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF DOMESTIC HIGH YIELD BONDS AND IS COMPILED BY CREDIT SUISSE FIRST BOSTON, AN AFFILIATE OF THE FUND'S ADVISER.

** INCLUDES  RETURNS FOR CREDIT  SUISSE FIRST BOSTON GLOBAL HIGH YIELD INDEX FOR
   ALL PERIODS BEFORE 1/1/99 AND RETURNS FOR CREDIT SUISSE FIRST BOSTON DOMESTIC + HIGH YIELD INDEX FOR ALL PERIODS AFTER 1/1/99.

                         WARBURG PINCUS HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
CORPORATE BONDS -- 80.6%
AEROSPACE/DEFENSE -- 0.2%
   K&F Industries, Inc.
     Sr. Sub. Notes
     9.250% 10/15/07 .............................      $   250    $    236,250
                                                                   ------------
APPAREL -- 0.2%
   Transportation Manufacturing
     Operations
     144A Sr. Sub. Notes
     11.250% 05/01/09 ............................          250         245,000
                                                                   ------------
AUTOMOTIVE -- 2.3%
   Aetna Industries, Inc.
     Sr. Notes
     11.875% 10/01/06 ............................          500         491,875
   Breed Technologies, Inc.
     144A Sr. Sub. Notes
     9.250% 04/15/08++ ...........................          500          11,250
   Cambridge Industries, Inc.
     Gtd. Sr. Sub. Notes,
     Series B
     10.250% 07/15/07 ............................          400          76,000
   Collins & Aikman Products Corp.
     Gtd. Sr. Sub. Notes
     11.500% 04/15/06 ............................          350         343,875
   Delco Remy International, Inc.
     Gtd. Sr. Sub. Notes
     10.625% 08/01/06 ............................          250         248,125
   Hayes Lemmerz International, Inc.
     144A Sr. Sub. Notes
     8.250% 12/15/08 .............................          150         131,625
   Hayes Wheels International, Inc.
     Sr. Sub. Notes, Series B
     9.125% 07/15/07 .............................          350         325,500
   LDM Technologies, Inc.
     144A Sr. Sub. Notes, Series B
     10.750% 01/05/07 ............................          400         336,000
   Oxford Automotive, Inc.
     Sr. Sub. Notes
     10.125% 06/15/07 ............................          500         468,750
   Safelite Glass Corp.
     Sr. Sub. Notes
     9.875% 12/15/06 .............................          350          21,000
   Titan Wheel International, Inc.
     Sr. Sub. Notes
     8.750% 04/01/07 .............................          250         200,000
   United Rentals, Inc.
     144A Sr. Sub. Notes
     9.250% 01/15/09 .............................          250         231,875
                                                                   ------------
                                                                      2,885,875
                                                                   ------------
BROADCASTING -- 3.2%
   Allbritton Communications
     Company Sr. Sub. Notes,
     Series B
     9.750% 11/30/07 .............................          250         245,625
     8.875% 02/01/08 .............................          250         235,625

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
BROADCASTING -- (CONTINUED)
   American Radio Systems Corp.
     Gtd. Sr. Sub. Notes
     9.000% 02/01/06 .............................      $   250    $    262,187
   Australis Holdings Pty. Ltd.
     144A Yankee Sr. Secured
     Discount Notes++
     15.000% 11/01/02+ ...........................          294           2,940
   Australis Media Ltd.
     Yankee Gtd. Sr. Sub. Discount
     Notes++
     15.750% 05/15/03+ ...........................           15               2
     15.750% 05/15/03 ............................          900              90
   Big City Radio, Inc.
     144A Sr. Bonds
     11.250% 03/15/05+ ...........................          500         320,000
   Capstar Broadcasting, Inc.
     Sr. Sub. Discount Notes
     12.750% 02/01/09+ ...........................          500         450,000
   Chancellor Media Corp.
     144A Sr. Sub. Notes
     8.000% 11/01/08 .............................          300         300,000
   Citadel Broadcasting Co.
     144A Sr. Sub. Notes
     9.250% 11/15/08 .............................          250         240,937
   Emmis Communications
     Corporation Sr. Sub. Notes,
     Series B
     8.125% 03/15/09 .............................          250         234,375
   Granite Broadcasting Corp.
     144A Sr. Sub Notes
        8.875% 05/15/08 ..........................          250         232,500
     Sr. Sub. Notes
        9.375% 12/01/05 ..........................          450         448,875
   HMV Media Group plc,
     Senior Subordinated Yankee
     Notes, Series B
     10.250% 05/15/08 ............................          250         191,250
   Sinclair Broadcast Group
     Sr. Sub. Notes
     10.000% 09/30/05 ............................          400         391,000
   United International Holdings,
     144A Sr. Discount Notes
     10.750% 02/15/08+ ...........................          500         353,750
                                                                   ------------
                                                                      3,909,156
                                                                   ------------
BUILDING MATERIALS -- 0.5%
   Building One Services, Inc.
     144A Sr. Sub. Notes
     10.500% 05/01/09 ............................          250         232,500
   Jackson Products, Inc., Notes
     9.500% 04/15/05 .............................          400         362,000
                                                                   ------------
                                                                        594,500
                                                                   ------------
                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
BUSINESS SERVICES -- 0.7%
   Iron Mountain, Inc.
     144A Sr. Notes
     8.750% 09/30/09 .............................      $   250    $    225,000
   Sovereign Bancorp, Inc.
     10.500% 11/15/06 ............................          500         503,750
   U.S. Office Products Co.
     144A Sr. Sub. Notes
     9.750% 06/15/08 .............................          400         200,000
                                                                   ------------
                                                                        928,750
                                                                   ------------
CABLE -- 7.7%
   Adelphia Communications Corp.
     Sr. Notes, Series B
     10.500% 07/15/04 ............................          400         406,000
   Century Communications,
     Sr. Discount Notes, Series B
     7.226% 01/15/08 .............................          500         211,250
   Coaxial Communications, Inc.
     Phoenix Associates Co. Gtd.
     Notes
     10.000% 08/15/06 ............................          300         288,000
   Coaxial L.L.C.
     144A Co. Gtd.
     12.875% 08/15/08+ ...........................          400         252,000
   Comcast U.K. Cable Partners Ltd.,
     Yankee Sr. Debentures
     11.200% 11/15/07+ ...........................          750         720,937
   CSC Holdings, Sr. Debentures
     9.875% 02/15/13 .............................          500         521,250
   Diamond Cable Communications
     plc Sr. Discount Notes
     11.750% 12/15/05+ ...........................          500         476,875
   DIVA Systems Corp.
     Sr. Disc. Notes Cl. B
     12.625% 03/01/08+ ...........................        2,527       1,339,310
   Frontiervision Holdings L.P.
     Sr. Discount Notes
     11.875% 09/15/07+ ...........................          500         443,750
   Galaxy Telecom L.P.
     Sr. Sub. Notes
     12.375% 10/01/05 ............................          400         422,000
   Golden Sky Systems, Inc.
     144A Sr. Dicsount Notes
     13.500% 03/01/07+ ...........................          750         498,750
   International CableTel, Inc.
     Sr. Deferred Coupon Notes,
     Series A
     11.500% 04/15/05+ ...........................          750         761,250
   James Cable Partners L.P./James
     Cable Finance Corp.
     Sr. Notes, Series B
     10.750% 08/15/04 ............................          400         400,000
   Jones Intercable, Inc.
     Sr. Notes
     7.625% 04/15/08 .............................          500         493,125

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
CABLE -- (CONTINUED)
   Lenfest Communications, Inc.
     Sr. Notes
     8.375% 11/01/05 .............................      $   300    $    306,375
                                                                   ------------
   Mediacom L.L.C. Capital
     144A Sr. Notes
     7.875% 02/15/11 .............................          300         258,000
   Northland Cable Television,
     144A Sr. Sub. Notes
     10.250% 11/15/07 ............................          250         245,000
   Rogers Communications, Inc.
     Yankee Sr. Notes
     9.125% 01/15/06 .............................          550         552,750
   Telewest Communications Group
     plc Yankee Sr. Discount
     Debentures
     11.000% 10/01/07+ ...........................          700         664,125
   Telewest Communications plc
     Senior Discount Notes
     9.250% 04/15/09+ ............................          500         300,000
                                                                   ------------
                                                                      9,560,747
                                                                   ------------
CAPITAL GOODS - TECHNOLOGY -- 0.2%
   It Group, Inc.
     Sr. Sub. Notes Series 144A
     11.250% 04/01/09 ............................          250         241,250
                                                                   ------------
CELLULAR/WIRELESS COMMUNICATIONS -- 1.1%
   Centennial Cellular Corp.
     Sr. Sub. Notes
     10.750% 12/15/08 ............................          400         409,000
   Microcell Telecommunications, Inc.
     Yankee Sr. Discount Notes,
     Series B (B3, B)
     14.000% 06/01/06+ ...........................          500         450,000
   Sprint Spectrum L.P./Sprint
     Spectrum Finance Corp.
     Sr. Notes
     11.000% 08/15/06 ............................          500         560,000
                                                                   ------------
                                                                      1,419,000
                                                                   ------------
CHEMICALS -- 1.4%
   ClimaChem, Inc.
     Notes, Series B
     10.750% 12/01/07 ............................          250          65,000
   Huntsman Corp.
     144A Sr. Sub. Notes
     9.500% 07/01/07 .............................          250         236,250
   Lyondell Chemical, Inc.
     Senior Secured Notes, Series B
     9.875% 05/01/07 .............................          500         480,000
   Philipp Brothers Chemicals, Inc.
     Co. Gtd. Sr. Notes
     9.875% 06/01/08 .............................          350         315,000

                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
CHEMICALS -- (CONTINUED)
   Pioneer Americas Acquistics Corp.
     Gtd. Sr. Secured Notes,
     Series B
     9.250% 06/15/07 .............................      $   250    $    212,500
   Radnor Holdings Corp.
     Sr. Notes, Series B
     10.000% 12/01/03 ............................          250         233,750
   Sterling Chemical Holdings, Inc.
     Sr. Secured Discount Notes
     13.500% 08/15/08+ ...........................          700         231,000
                                                                   ------------
                                                                      1,773,500
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES -- 0.7%
   PSINET, Inc.
     144A Sr. Notes
     11.500% 11/01/08 ............................          250         253,750
   Verio, Inc.
     144A Units
        13.500% 06/15/04 .........................          350         384,125
     Sr. Notes
        10.375% 04/01/05 .........................          200         200,750
                                                                   ------------
                                                                        838,625
                                                                   ------------
CONSTRUCTION -- 0.1%
   Laroche Industries, Inc.
     144A Sr. Sub. Notes
     9.500% 09/15/07 .............................          500         158,750
                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS -- 1.0%
   Collins & Aikman Floorcoverings,
     Inc., Sr. Sub. Notes, Series B
     10.000% 01/15/07 ............................          250         244,375
   Koppers Industry, Inc.
     Sr. Sub. Notes
     9.875% 12/01/07 .............................          250         231,250
   Omega Cabinets, Ltd.
     Sr. Sub. Notes
     10.500% 06/15/07 ............................          400         400,000
   Uniforet, Inc.
     Yankee Gtd. Sr. Notes
     11.125% 10/15/06 ............................          250          90,000
   Waxman Industries, Inc.
     Sr. Notes, Series B
     12.750% 06/01/04 ............................          600         288,000
                                                                   ------------
                                                                      1,253,625
                                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 2.2%
   Coinstar, Inc.
     Sr. Discount Notes
     13.000% 10/01/06+ ...........................          525         535,500
   Drypers Corp.
     Sr. Notes, Series B
     10.250% 06/15/07 ............................          400         324,000
   Holmes Products Corp.
     Sr. Sub. Notes, Series D
     9.875% 11/15/07 .............................          500         366,250

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
CONSUMER PRODUCTS & SERVICES -- (CONTINUED)
   Hosiery Corp. of America, Inc.
     Sr. Sub. Notes
     13.750% 08/01/02 ............................      $   400    $    418,000
   Packaged Ice, Inc.
     144A Gtd. Sr. Notes
     9.750% 02/01/05 .............................          400         348,000
   The Scotts Co.
     144A Sr. Sub. Notes
     8.625% 01/15/09 .............................          250         235,625
   Werner Holdings Co., Inc.
     Gtd. Sr. Sub. Notes, Series A
     10.000% 11/15/07 ............................          250         243,125
   Worldtex, Inc.
     144A Sr. Notes
     9.625% 12/15/07 .............................          250         199,375
                                                                   ------------
                                                                      2,669,875
                                                                   ------------
ELECTRIC UTILITIES -- 0.2%
   Integrated Electric Services, Inc.
     144A Sr. Sub. Notes
     9.375% 02/01/09 .............................          250         215,000
                                                                   ------------
ELECTRONICS -- 1.0%
   Aavid Thermal Technologies, Inc.
     12.750% 02/01/07 ............................          250         248,750
   Ampex Corp. 144A Sr. Notes
     12.000% 03/15/03 ............................          250         246,250
   Elgar Holdings, Inc.
     144A Gtd. Sr. Notes
     9.875% 02/01/08 .............................          500         310,000
   Unisys Corporation
     Sr. Notes, Series B
     12.000% 04/15/03 ............................          400         426,000
                                                                   ------------
                                                                      1,231,000
                                                                   ------------
ENERGY -- 3.4%
   Abraxas Petroleum Corp.
     11.500% 11/01/04 ............................          350         311,500
   Bellwether Exploration Co.
     Gtd. Sr. Sub. Notes
     10.875% 04/01/07 ............................          250         219,687
   Cliffs Drilling Company
     Gtd. Sr. Notes, Series D
     10.250% 05/15/03 ............................          350         357,875
   CMS Energy Corp.
     Sr. Notes
     7.500% 01/15/09 .............................          250         228,437
   Frontier Oil Corp.
     Sr. Notes
     10.750% 07/15/08 ............................          500          55,000
     11.750% 11/15/09 ............................          500         445,000
   HS Resources, Inc.
     Sr. Sub. Notes
     9.250% 11/15/06 .............................          400         386,000
   Nuevo Energy Co.
     9.500% 06/01/08 .............................          250         242,500


                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
ENERGY -- (CONTINUED)
   Plains Resources, Inc.
     144A Sr. Sub. Notes
        10.250% 03/15/06 .........................      $   250    $    245,000
     Gtd. Sr. Sub. Notes, Series B
        10.250% 03/15/06 .........................          250         245,000
   Pogo Producing Co.
     Sr. Sub. Notes, Cl. B
     8.750% 05/15/07 .............................          500         475,000
   Pride Petroleum Services, Inc.
     Sr. Notes
     9.375% 05/01/07 .............................          300         291,000
   Southwest Royalties, Inc.
     Gtd. Sr. Notes, Series B
     10.500% 10/15/04 ............................          300         171,000
   The AES Corporation
     Senior Notes
     11.500% 12/15/06 ............................          400          96,000
     9.500% 06/01/09 .............................          250         246,875
   Wiser Oil Co.
     Gtd. Sr. Sub. Notes
     9.500% 05/15/07 .............................          250         200,000
                                                                   ------------
                                                                      4,215,874
                                                                   ------------
ENERGY SOURCES -- 0.4%
   Key Energy Services, Inc.
     Units 144A
     14.000% 01/15/09 ............................          500         548,750
                                                                   ------------
ENGINES -- 0.2%
   Interact Operating Co.
     14.000% 08/01/03 ............................          375         205,975
                                                                   ------------
ENTERTAINMENT -- 2.3%
   Ackerley Group, Inc.
     Sr. Sub. Notes
     9.000% 01/15/09 .............................          250         237,500
   AMC Entertainment, Inc.
     Sr. Sub. Notes
     9.500% 03/15/09 .............................          250         195,000
   American Skiing Co.
     Sr. Sub. Notes, Series B
     12.000% 07/15/06 ............................          400         344,000
   AMF Bowling Worldwide, Inc.
     Gtd. Sr. Discount Notes
        10.875% 03/15/06 .........................          350         162,750
     Gtd. Sr. Discount Notes,
        Series B
        12.250% 03/15/06+ ........................          459         156,060
   Booth Creek Ski Holdings, Inc.
     Gtd. Sr. Notes, Series B
     12.500% 03/15/07 ............................          400         280,000
   Florida Panthers Holdings, Inc.
     144A Sr. Sub. Notes
     9.875% 04/15/09 .............................          250         236,250

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
ENTERTAINMENT -- (CONTINUED)
   Imax Corp.
     Sr. Notes
     7.875% 12/01/05 .............................      $   250    $    233,125
   KSL Recreation Group, Inc.
     Sr. Sub. Notes
     10.250% 05/01/07 ............................          250         246,250
   Premier Parks Inc.
     Gtd. Sr. Notes
        9.750% 01/15/07 ..........................          250         250,000
     Sr. Notes
        9.250% 04/01/06 ..........................          250         235,312
   Regal Cinemas, Inc.
     144A Sr. Sub. Notes
     8.875% 12/15/10 .............................          500         310,000
                                                                   ------------
                                                                      2,886,247
                                                                   ------------
ENVIRONMENTAL SERVICES -- 0.1%
   First Wave Marine
     Sr. Notes
     11.000% 02/01/08 ............................          150         107,250
                                                                   ------------
FINANCIAL -- 0.4%
   Arcadia Financial, Ltd.
     Sr. Notes
     11.500% 03/15/07 ............................          200         210,000
   Polska Telefonica Cyfrowa
     International Finance II SA
     144A Co. Gtd.
     11.250% 12/01/09 ............................          250         244,062
                                                                   ------------
                                                                        454,062
                                                                   ------------
FINANCIAL SERVICES -- 0.6%
   Ameriserve Finance/Capital
     144A Secured
     12.000% 09/15/06 ............................          250         125,000
   Insight Midwest/Insight Capital
     144A Sr. Sub. Notes
     9.750% 10/01/09 .............................          350         353,500
   Oglebay Norton Co.
     144A Sr. Sub. Notes
     10.000% 02/01/09 ............................          250         235,000
                                                                   ------------
                                                                        713,500
                                                                   ------------
FOOD & BEVERAGE -- 3.0%
   Agrilink Foods, Inc.
     Sr. Sub. Notes
     11.875% 11/01/08 ............................          250         246,875
   Archibald Candy Corp.
     144A Gtd. Sr. Secured Notes
     10.250% 07/01/04 ............................          300         288,000
   Carrols Corp.
     144A Sr. Sub. Notes
     9.500% 12/01/08 .............................          250         218,750
   Delta Beverage Group, Inc.
     Sr. Notes
     9.750% 12/15/03 .............................          250         247,500


                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
FOOD & BEVERAGE -- (CONTINUED)
   Eagle Family Foods, Inc.
     Sr. Sub. Notes
     8.750% 01/15/08 .............................      $   350    $    269,500
   Fleming Companies, Inc.
     Sr. Gtd. Sub. Notes, Series B
     10.500% 12/01/04 ............................          150         140,250
   International Home Foods, Inc.
     Gtd. Sr. Sub. Notes
     10.375% 11/01/06 ............................          250         253,750
   Luigino's, Inc.
     144A Sr. Sub. Notes
     10.000% 02/01/06 ............................          500         430,000
   Mrs. Fields' Holding Co. Inc.
     144A Units
     14.000% 12/01/05+ ...........................          200         112,000
   Mrs. Fields' Original Cookies Inc.
     144A Gtd. Sr. Notes, Series A
        10.125% 12/01/04 .........................          250         202,500
     Gtd. Sr. Notes, Series B
        10.125% 12/01/04 .........................          150         121,500
   National Wine & Spirits Co.
     Gtd.
     10.125% 01/15/09 ............................          280         278,600
   New World Pasta Co.
     144A Sr. Sub. Notes
     9.250% 02/15/09 .............................          250         229,687
   Pantry, Inc.
     Sr. Sub. Notes
     10.250% 10/15/07 ............................          250         237,500
   Premium Standard Farm, Inc.
     Sr. Secured Notes
     11.000% 09/17/03 ............................          501         460,792
                                                                   ------------
                                                                      3,737,204
                                                                   ------------
HEALTH -- 0.7%
   Triad Hospital Holdings, Inc.
     Sr. Sub. Notes
     11.000% 05/15/09 ............................          500         515,000
   Unilab Finance Corp.
     144A Sr. Sub. Notes
     12.750% 10/01/09 ............................          400         408,000
                                                                   ------------
                                                                        923,000
                                                                   ------------
HEALTH CARE -- 1.6%
   Beverly Enterprises, Inc.
     Gtd. Sr. Notes
     9.000% 02/15/06 .............................          400         366,000
   Fountain View, Inc.
     Co. Gtd.
     11.250% 04/15/08 ............................          250         191,250
   Genesis Health Ventures, Inc.
     Sr. Sub. Notes
     9.875% 01/15/09 .............................          500          97,500
   InSight Health Services, Inc.
     Co. Gtd. Sr. Notes
     9.625% 06/15/08 .............................          400         370,000

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
HEALTH CARE -- (CONTINUED)
   Oxford Health Plans, Inc.
     144A Sr. Notes
     11.000% 05/15/05 ............................      $   400    $    387,500
   Paracelsus Healthcare Corp.
     Sr. Sub. Notes
     10.000% 08/15/06++ ..........................          250         125,000
   Quest Diagnostic, Inc.
     Sr. Sub. Notes
     10.750% 12/15/06 ............................          250         262,500
   Tenet Healthcare Corp.
     Sr. Sub. Notes
     8.625% 01/15/07 .............................          250         240,313
                                                                   ------------
                                                                      2,040,063
                                                                   ------------
INDUSTRIAL GOODS & MATERIALS -- 2.1%
   Anchor Lamina, Inc./Anchor
     Lamina America, Inc.
     144A Sr. Sub. Notes
     9.875% 02/01/08 .............................          250         187,500
   Carrier1
     144A Sr. Notes, Series B
     13.250% 02/15/09 ............................          250         266,250
   Equinix, Inc.
     8.750% 03/15/04 .............................          500         435,000
     13.000% 12/01/07 ............................          450         464,625
   Golden Ocean Group Ltd.
     144A Gtd. Sr. Notes
     10.000% 08/31/01++ ..........................          457          27,420
   Jordan Industries, Inc.
     Sr. Notes
     10.375% 08/01/07 ............................          250         246,250
   MMI Products, Inc.
     144A Sr. Sub. Notes, Series B
     11.250% 04/15/07 ............................          250         258,125
   Morris Materials Handling, Inc.
     144A Sr. Notes
     9.500% 04/01/08 .............................          250          50,000
   Motors & Gears, Inc.
     Sr. Notes, Series D
     10.750% 11/15/06 ............................          500         496,250
   Thermadyne Holdings Corp.
     Sr. Discount Debentures
     12.500% 06/01/08+ ...........................          250         115,000
                                                                   ------------
                                                                      2,546,420
                                                                   ------------
LEISURE & ENTERTAINMENT -- 0.4%
   Hollywood Park, Inc.
     144A Sr. Sub. Notes
     9.250% 02/15/07 .............................          500         483,750
                                                                   ------------
MANUFACTURING -- 0.2%
   Holley Performance Products
     144A Sr. Notes
     12.250% 09/15/07 ............................          250         243,750
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
METALS -- 0.2%
   Algoma Steel Inc.
     1st Mortgage Yankee Notes
     12.375% 07/15/05 ............................      $   250    $    248,125
                                                                   ------------
METALS & MINING -- 1.9%
   Bayou Steel Corp.
     Co. Gtd.
     9.500% 05/15/08 .............................          250         230,625
   Golden Northwest Aluminum
     First Mortgage Notes
     12.000% 12/15/06 ............................          400         419,000
   Haynes International, Inc.
     Sr. Notes
     11.625% 09/01/04 ............................          250         137,500
   Ivaco, Inc.
     Yankee Sr. Notes
     11.500% 09/15/05 ............................          250         270,000
   Kaiser Aluminum and Chemical, Inc.
     144A Sr. Notes
     10.875% 10/15/06 ............................          250         247,500
   Metallurg, Inc.
     Sr. Notes
     11.000% 12/01/07 ............................          500         448,750
   Weirton Steel Corporation
     Sr. Notes
     11.375% 07/01/04 ............................          350         358,750
   WHX Corp.
     Sr. Exchange Notes
     10.500% 04/15/05 ............................          250         237,500
                                                                   ------------
                                                                      2,349,625
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
   Knoll, Inc.
     Sr. Sub. Notes
     10.875% 03/15/06 ............................          325         331,500
                                                                   ------------
PACKAGING & CONTAINERS -- 0.5%
   BPC Holding Corporation
     Sr. Secured Notes, Series B
     12.500% 06/15/06 ............................          426         400,440
   Crown Packaging Enterprises, Ltd.
     Yankee Sr. Secured Discount
     Notes
     14.000% 08/01/06+ ...........................          775           7,750
   Stone Container Finance Co.
     Yankee Gtd. Sr. Notes
     11.500% 08/15/06 ............................          250         265,000
                                                                   ------------
                                                                        673,190
                                                                   ------------
PAPER & ALLIED PRODUCTS -- 0.3%
   Charter Communications Holdings
     10.250% 01/15/10 ............................          350         348,250
                                                                   ------------

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
PAPER & FOREST PRODUCTS -- 2.8%
   Ainsworth Lumber Co. Ltd.
     Yankee Sr. Secured PIK Notes
     12.500% 07/15/07 ............................     $    500    $    546,250
   Bear Island Paper Company, L.L.C./
     Bear Island Finance Company II
     Sr. Secured Notes, Series B
     10.000% 12/01/07 ............................          200         191,000
   Crown Paper Co.
     Sr. Sub. Notes
     11.000% 09/01/05 ............................          500         230,000
   Gaylord Container Corp.
     Sr. Notes
     9.375% 06/15/07 .............................          350         314,125
   MAXXAM Group Holdings, Inc.
     144A Sr. Secured Notes, Series B
     12.000% 08/01/03 ............................          400         370,000
   Printpack, Inc.
     Sr. Sub. Notes, Series B
     10.625% 08/15/06 ............................          450         435,375
   Repap New Brunswick
     Sr. Yankee Notes
     10.625% 04/15/05 ............................          500         465,000
   S.D. Warren Co.
     Sr. Sub. Notes
     12.000% 12/15/04 ............................          400         419,500
   Specialty Paperboard, Inc.
     144A Sr. Notes
     9.375% 10/15/06 .............................          250         242,500
   Tembec Industries, Inc.
     Sr. Co. Gtd.
     8.625% 06/30/09 .............................          250         241,250
                                                                   ------------
                                                                      3,455,000
                                                                   ------------
PHARMACEUTICALS -- 0.4%
   ICN Pharmaceutical, Inc.
     144A Sr. Notes
     8.750% 11/15/08 .............................          500         467,500
                                                                   ------------
PUBLISHING & INFORMATION SERVICES -- 2.3%
   American Media Operation
     144A Sr. Sub Notes
     10.250% 05/01/09 ............................          250         248,750
   Gray Communications Systems
     Gtd. Sr. Sub. Notes
     10.625% 10/01/06 ............................          200         204,500
   Hollinger International Publishing
     Inc., Sr. Sub. Notes
     9.250% 03/15/07 .............................          250         236,875
   Liberty Group Publishing, Inc.
     Sr. Discount Debentures
     11.625% 02/01/09+ ...........................          300         159,000
   Mail-Well, Inc.
     144A Sr. Sub. Notes
     8.750% 12/15/08 .............................          400         362,000

                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
PUBLISHING & INFORMATION SERVICES -- (CONTINUED)
   Mentus Media Corp.
     144A Sr. Secured Notes
     12.000% 02/01/03 ............................      $   626    $    212,840
   Nebraska Book Co.
     144A Sr. Sub. Notes
     8.750% 02/15/08 .............................          250         207,500
   Phoenix Color Corp.
     144A Sr. Sub. Notes
     10.375% 02/01/09 ............................          250         240,625
   Sun Media Corp.
     Yankee Sr. Sub. Notes
     9.500% 02/15/07 .............................          194         187,695
     9.500% 05/15/07 .............................           65          62,888
   Tri-State Outdoor Media Group, Inc.
     144A Sr. Notes
     11.000% 05/15/08 ............................          500         487,500
   World Color Press, Inc.
     144A Sr. Sub. Notes
     8.375% 11/15/08 .............................          250         240,000
                                                                   ------------
                                                                      2,850,173
                                                                   ------------
REAL ESTATE -- 0.7%
   HMH Properties, Inc.
     Sr. Notes
     8.450% 12/01/08 .............................          300         270,000
   Host Marriot Hotel Properties
     Sr. Notes
     7.875% 08/01/05 .............................          400         362,000
   Intrawest Corp.
     Yankee Sr Notes
     9.750% 08/15/08 .............................          250         240,000
                                                                   ------------
                                                                        872,000
                                                                   ------------
RESTAURANTS, HOTELS & GAMING -- 7.0%
   AFC Enterprises
     Sr. Sub. Notes
     10.250% 05/15/07 ............................          400         398,000
   American Restaurant Group, Inc.
     144A Sr. Notes
     11.500% 02/15/03 ............................          300         237,000
   AmeriKing, Inc.
     Gtd. Sr. Notes
     10.750% 12/01/06 ............................          400         356,000
   Ameristar Casinos, Inc.
     Gtd. Sr. Sub. Notes, Series B
     10.500% 08/01/04 ............................          350         346,500
   Arogosy Gaming Co.
     144A Co. Gtd.
     10.750% 06/01/09 ............................          250         258,750
   CapStar Hotel Co.
     144A Sr. Sub. Notes
     8.750% 08/15/07 .............................          250         223,750
   Casino Magic of Louisiana Corp.
     Gtd. First Mortgage Notes,
     Series B
     13.000% 08/15/03 ............................          350         385,000

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
RESTAURANTS, HOTELS & GAMING -- (CONTINUED)
   Circus Circus Enterprise
     Sr. Sub. Notes
     9.250% 12/01/05 .............................      $   450    $    437,625
   Coast Hotels & Casino, Inc.
     144A Sr. Sub. Notes
     9.500% 04/01/09 .............................          250         235,000
   Hard Rock Hotel, Inc.
     144A Sr. Sub. Notes
     9.250% 04/01/05 .............................          500         411,250
   Harrahs Operating Co. Inc.
     Co. Gtd.
     7.875% 12/15/05 .............................          250         235,000
   Harvey Casino Resorts
     Sr. Sub. Notes
     10.625% 06/01/06 ............................          450         462,375
   Horseshoe Gaming L.L.C.
     Gtd. Sr. Sub. Notes, Series B
     9.375% 06/15/07 .............................          400         390,000
   Isle of Capri Casinos
     144A Sr. Sub. Notes
     8.750% 04/15/09 .............................          250         222,188
   Jazz Casino Co., L.L.C.
     Sr. Sub. Notes
     5.927% 05/15/00 .............................          512         189,386
   Louisiana Casino Cruises, Inc.
     Secured 144A
     11.000% 12/01/05 ............................          500         515,000
   Majestic Star Casino Co.
     Gtd., Series B
     10.875% 07/01/06 ............................          400         388,000
   Mohegan Tribal Gaming Authority
     Sr. Sub. Notes
     8.750% 01/01/09 .............................          400         385,000
   Park Place Entertainment, Inc.
     144A Sr. Sub. Notes
     7.875% 12/15/05 .............................          250         233,750
   Peninsula Gaming L.L.C.
     144A Sr. Notes
     12.250% 07/01/06 ............................          250         245,625
   Players International, Inc.
     Sr. Notes
     10.875% 04/15/05 ............................          250         260,625
   Prime Hospitality Corp.
     Secured First Mortgage Notes
     9.250% 01/15/06 .............................          250         245,000
   Santa Fe Hotel, Inc.
     First Mortgage Notes
     11.000% 12/15/00 ............................          250         243,750
   Sbarro Inc.
     144A Sr. Notes
     11.000% 09/15/09 ............................          250         256,250
   Station Casinos, Inc.
     Sr. Sub. Notes
     10.125% 03/15/06 ............................          500         507,500

                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
RESTAURANTS, HOTELS & GAMING -- (CONTINUED)
   Sun International Hotels Ltd.
     Yankee Gtd. Sr. Sub. Notes
     9.000% 03/15/07 .............................      $   400    $    377,000
   Waterford Gaming L.L.C./Waterford
     Gaming Finance Corp.
     144A Sr. Notes
     9.500% 03/15/10 .............................          239         234,220
                                                                   ------------
                                                                      8,679,544
                                                                   ------------
RETAIL TRADE -- 1.1%
   Advance Holding Corp
     Sr. Discount Debentures, Series B
     12.875% 04/15/09+ ...........................          500         260,000
   County Seat Stores, Inc.
     144A Units
     12.750% 11/01/04++ ..........................          500           7,500
   Finlay Enterprises, Inc.
     Sr. Secured Debentures
     9.000% 05/01/08 .............................          250         226,250
   Jo-Ann Stores, Inc.
     144A Sr. Sub. Notes
     10.375% 05/01/07 ............................          250         213,750
   K Mart Corp.
     Debentures
     7.750% 10/01/12 .............................          250         229,848
   Pathmark Stores
     Sr. Sub Notes
     9.625% 05/01/03 .............................          350         248,500
   Pueblo Xtra International, Inc.
     Sr. Notes
     9.500% 08/01/03 .............................          400         180,000
                                                                   ------------
                                                                      1,365,848
                                                                   ------------
STEEL -- 0.0%
   Gulf States Steel, Inc.
     First Mortgage Notes
     13.500% 04/15/03++ ..........................          200          30,000
                                                                   ------------
TELECOMMUNICATIONS -- 19.0%
   Airgate PCS Inc.
     Sr. Sub. Notes
     13.500% 10/01/09+ ...........................          500         392,500
   AMSC Acquisition Company, Inc.
     Senior Notes, Series B
     12.250% 04/01/08 ............................          250         221,250
   Bresnan Communications Co.
     144A Sr. Discount Notes
        9.250% 02/01/09+ .........................          500         356,250
     144A Sr. Notes
        8.000% 02/01/09 ..........................          250         251,250
   Call-Net Enterprises, Inc.
     Sr. Discount Notes
        10.800% 05/15/09+ ........................          450         216,000
     Yankee Sr. Notes
        9.375% 05/15/09 ..........................          400         324,000

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
TELECOMMUNICATIONS -- (CONTINUED)
   Caprock Communications Corp.
     144A Sr. Notes
     11.500% 05/01/09 ............................      $   400    $    408,000
   Charter Communications Holdings
     L.L.C. 144A Sr. Discount Notes
     8.625% 04/01/09 .............................          250         229,375
     9.920% 04/01/11+ ............................          500         290,000
   Clearnet Communications, Inc.
     Sr. Discount Notes
     14.750% 12/15/05+ ...........................          500         498,750
   Covad Communication Group, Inc.
     Sr. Notes 144A
     12.500% 02/15/09 ............................          250         260,000
   Dobson Sygnet Communications
     Sr. Notes
     12.250% 12/15/08 ............................          500         540,000
   DTI Holdings, Inc.
     144A Sr. Discount Notes
     12.500% 03/01/08+ ...........................          600         294,000
   E Spire Communications
     Sr. Discount Notes
     13.000% 11/01/05+ ...........................          550         387,750
   Echostar DBS Corp.
     Sr. Notes
     9.375% 02/01/09 .............................          250         246,250
   Focal Communications Corp.
     144A Sr. Discount Notes
     12.125% 02/15/08 ............................          550         371,250
   Global Crossing Holdings, Ltd.
     9.625% 05/15/08 .............................          350         341,250
   Globalstar L.P./Globalstar Capital
     Corp. 144A Sr. Notes
     10.750% 11/01/04 ............................          100          57,500
   Globix Corp.
     Sr Regulated Notes
     13.000% 05/01/05 ............................          350         373,188
   GST Equipment Funding
     144A Sr. Secured Exchange
     Notes
     13.250% 05/01/07+ ...........................          250         251,250
   GST USA, Inc.
     Gtd. Sr. Discount Exchange Notes
     13.875% 12/15/05 ............................          500         340,000
   Hermes Europe Railtel
     BV Sr. Notes
     10.375% 01/15/09 ............................          250         233,750
   Hyperion Telecommunications, Inc.
     Sr. Discount Notes, Series B
        13.000% 04/15/03+ ........................          500         460,000
     Sr. Notes, Series B
        12.250% 09/01/04 .........................          250         266,875
   ICG Holdings, Inc.
     Gtd. Senior Discount Notes
     11.625% 03/15/07+ ...........................          300         202,500

                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
TELECOMMUNICATIONS -- (CONTINUED)
   ICG Services, Inc.
     144A Sr. Discount Notes
     10.000% 02/15/08+ ...........................      $   500    $    291,250
   Intelcom Group (U.S.A.), Inc.
     Gtd. Sr. Exchangeable Discount
     Notes
     12.500% 05/01/06+ ...........................          550         451,000
   Intercel, Inc.
     Sr. Discount Notes
     12.000% 02/01/06+ ...........................          500         454,375
   Intermedia Communications, Inc.
     Sr. Discount Notes
     11.250% 07/15/07+ ...........................        1,000         795,000
   International Cabletel, Inc.
     Sr. Notes
     11.500% 02/01/06+ ...........................          415         389,063
   ITC Deltacom, Inc.
     144A Sr. Notes
     11.000% 06/01/07 ............................          163         168,705
   KMC Telecom Holdings, Inc.
     Sr. Discount Notes
     12.500% 02/15/08+ ...........................          250         145,000
   Knology Hldgs., Inc.
     Sr. Discount Notes
     11.875% 10/15/07+ ...........................          550         360,250
   Level 3 Communications, Inc.
     Gtd. Sr. Sub. Notes
        8.500% 05/15/08 ..........................          250         227,500
     Sr. Discount Notes
        10.500% 12/01/08+ ........................          250         148,125
   Logix Communications Enterprises
     Sr. Notes
     12.250% 06/15/08 ............................          500         366,875
   McLeodUSA, Inc.
     144A Sr. Sub. Notes
        8.125% 02/15/09 ..........................          250         224,375
     Sr. Discount Notes
        10.500% 03/01/07+ ........................          350         281,750
     Sr. Notes
        9.250% 07/15/07 ..........................          300         292,500
   MDC Communications Corp.
     Sr. Sub. Notes
     10.500% 12/01/06 ............................          400         395,000
   Metromedia Fiber Network, Inc.
     Sr. Notes, Series B
     10.000% 11/15/08 ............................          500         496,250
   MetroNet Communications Corp.
     Sr. Discount Notes
        10.750% 11/01/07+ ........................          400         331,000
     Sr. Notes
        12.000% 08/15/07 .........................          400         460,000
   MJD Communications, Inc.
     Sr. Sub. Notes
     9.500% 05/01/08 .............................          250         238,750

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
TELECOMMUNICATIONS -- (CONTINUED)
   Nextel Partners, Inc.
     144A Sr. Discount Notes
     14.000% 02/01/09+ ...........................      $   500    $     337,500
   Nextlink Communications, Inc.
     144A Sr. Notes
        10.750% 11/15/08 .........................          250         251,250
     Sr. Discount Notes
        9.450% 04/15/08+ .........................          500         310,000
   Nextlink Communications, L.L.C./
     Nextlink Capital, Inc.
     Sr. Notes
     12.500% 04/15/06 ............................          250         266,250
   NTL, Inc.
     144A Sr. Notes
     10.000% 02/15/07 ............................          250         250,625
   Orbital Imaging Corp.
     144A Units
     11.625% 03/01/05 ............................          500         340,000
   Orion Network Systems, Inc.
     Gtd. Sr. Notes
     11.250% 01/15/07 ............................          300         237,000
   Pac-West Telecom, Inc.
     144A Sr. Notes
     13.500% 02/01/09 ............................          250         265,625
   Pagemart Nationwide, Inc.
     Sr. Discount Notes
     15.000% 04/01/00+ ...........................          250         245,000
   Pegasus Communications Corp.
     Sr. Notes, Series B
     9.750% 12/01/06 .............................          250         243,750
   Price Comm Wireless, Inc.
     144A Sr. Sub. Notes
     11.750% 07/15/07 ............................          250         273,125
   Primus Telecommunications
     Group, Inc.
     144A Sr. Notes
     11.250% 01/15/09 ............................          350         330,750
   Qwest Communications
     International, Inc.
     Sr. Discount Notes
        9.470% 10/15/07+ .........................          750         608,438
     Sr. Discount Notes, Series B
        8.290% 02/01/08+ .........................          250         192,500
     Sr. Notes, Series B
        10.875% 04/01/07 .........................          130         143,975
   RCN Corp.
     Sr. Discount Notes, Series B
        9.800% 02/15/08+ .........................          300         186,750
     Sr. Notes, Series B
        10.000% 10/15/07+ ........................          400         373,000
   Rhythms Netconnections
     Sr. Discount Notes
     13.500% 05/15/08+ ...........................          600         324,000

                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
TELECOMMUNICATIONS -- (CONTINUED)
   RSL Communications plc
     Yankee Co. Gtd.
     10.500% 11/15/08 ............................      $   400    $    358,000
   Salem Communications Corp.
     144A Co. Gtd., Series B
     9.500% 10/01/07 .............................          400         388,000
   Startec Global Communications, Inc.,
     Sr. Notes
     12.000% 05/15/08 ............................          400         339,500
   Telewest Communications plc
     Debentures
     9.625% 10/01/06 .............................          250         246,250
   Teligent Inc.
     Sr. Notes
     11.500% 12/01/07 ............................          250         241,875
   Time Warner Telecom L.L.C./Time
     Warner Telecom Inc.
     Sr. Notes
     9.750% 07/15/08 .............................          500         503,125
   United Pan - Europe Comm
     Industries 144A Sr. Notes
     10.875% 11/01/07 ............................          350         353,500
   US Unwired Inc.
     144A Sr. Discount Notes
     13.375% 11/01/09+ ...........................          500         290,000
   Viatel, Inc.
     Sr. Discount Notes
     12.500% 04/15/08+ ...........................          600         360,000
   Williams Communications
     Group, Inc.
     Sr. Notes
     10.700% 10/01/07 ............................          500         515,000
   WinStar Communications, Inc.
     Sr. Discount Notes
     14.000% 10/15/05+ ...........................          500         507,500
                                                                   ------------
                                                                     23,611,994
                                                                   ------------
TELEPHONE -- 0.3%
   Flooring America, Inc.
     9.250% 10/15/07 .............................          500         397,500
                                                                   ------------
TEXTILES & APPAREL -- 0.9%
   Advanced Glass Fiber Yarns
     Sr. Sub. Notes 144A
     9.875% 01/15/09 .............................          250         230,625
   Bgf Industries, Inc.
     Sr. Sub. Notes 144A
     10.250% 01/15/09 ............................          250         231,250
   Phillips Van-Heusen Corp.
     Sr. Sub. Notes
     9.500% 05/01/08 .............................          250         231,250
   William Carter Company
     Sr. Sub. Notes, Series A
     10.375% 12/01/06 ............................          450         397,125
                                                                   ------------
                                                                      1,090,250
                                                                   ------------

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
TRANSPORT -- 3.3%
   Complete Europe NV Unit
     14.000% 02/15/09+ ...........................      $ 1,000    $    650,000
   Dolphin Telecom PLC
     144A Sr. Discount Notes
     14.000% 05/15/09+ ...........................          500         203,750
   Exodus Communications, Inc.
     144A Senior Notes
     10.750% 12/15/09 ............................          450         457,875
   Gt Group Telecommunications
     13.250% 02/01/10+ ...........................          500         296,875
   Metricom Financial
     13.000% 02/15/10 ............................          300         254,250
   Metromedia International 144A
     10.500% 09/30/07 ............................        1,761         827,526
   Norampac, Inc.
     9.500% 02/01/08 .............................          250         248,750
   PageMart Wireless, Inc.
     Senior Subordinated Discount
     Exchange Notes
     15.000% 02/01/08+ ...........................          250         131,250
   Triton PCS, Inc.
     Senior Subordinated Discount
     Notes, Company Guaranteed
     11.000% 05/01/08+ ...........................          500         361,250
   Viatel, Inc.
     11.500% 03/15/09 ............................          172         162,925
   Voicestream Wireless Holding
     10.375% 11/15/09 ............................          500         518,750
                                                                   ------------
                                                                      4,113,201
                                                                   ------------
TRANSPORTATION -- 1.0%
   AirTran Airlines, Inc.
     Secured Notes
     10.500% 04/15/01 ............................          250         243,750
   Atlantic Express Transportation Corp.
     Gtd. Sr. Secured Notes
     10.750% 02/01/04 ............................          250         242,500
   Canadian Airlines Corp.
     Yankee Sr. Notes
     12.250% 08/01/06++ ..........................          250         125,000
   Kitty Hawk, Inc.
     Sr. Notes
     9.950% 11/15/04 .............................          250         246,875
   Pegasus Shipping (Hellas) Ltd.
     144A Gtd. First Preferred
     Mortgage Notes, Series A
     11.875% 11/15/04++ ..........................          500         195,000
   Trans World Airlines
     Sr. Notes
     11.375% 03/01/06 ............................          500         185,000
                                                                   ------------
                                                                      1,238,125
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                          PAR
                                                         (000)         VALUE
                                                        -------    ------------
WASTE MANAGEMENT -- 0.5%
   Allied Waste North America,
     Series B (Ba2, BB)
     7.875% 01/01/09 .............................      $   250    $    211,250
   Waste Systems International, Inc.
     144A Conv. Sub. Notes
     7.000% 05/13/05 .............................          400         350,000
                                                                   ------------
                                                                        561,250
                                                                   ------------
   TOTAL CORPORATE BONDS
     (Cost $112,176,932) .........................                 $ 99,949,823
                                                                   ------------

ASSET BACKED SECURITY -- 0.4%
   Airplanes Pass Through Trust
     Series 1, Class D
     10.875% 03/15/19 ............................      $   594    $    540,667
     (Cost $594,120)                                               ------------

                                                        NUMBER
                                                      OF SHARES
                                                      ---------
RIGHTS & WARRANTS -- 2.7%
BROADCASTING -- 0.0%
   Australis Holdings Pty. Ltd. strike
     $0.01 expires Oct. 2001 .....................          294    $          3
                                                                   ------------
CABLE -- 0.7%
   DIVA Systems Corp.+++ strike
     $0.01 expires May 2006 ......................        2,250         818,100
   DIVA Systems Corp.+++ strike
     $0.01 expires March 2008 ....................        7,581          90,972
                                                                   ------------
                                                                        909,072
                                                                   ------------
CHEMICALS -- 1.1%
   Uniroyal Technology Corp.
     strike $4.375 expires June 2003 .............       23,500       1,304,250
                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS -- 0.0%
   Capital Pacific Holdings Group,
     Inc. ........................................       12,640             126
                                                                   ------------
ELECTRONICS -- 0.0%
   Interact Electronic Marketing, Inc.
     strike $0.01 expires Dec. 2009 ..............          700               7
                                                                   ------------
ENERGY -- 0.1%
   Abraxas Petroleum Corp.
     expires Nov. 2004 ...........................       29,809             298
   Key Energy Services, Inc. strike
     $4.88 expires Jan. 2009 .....................          750          45,000
   Metricom, Inc. strike $87.00
     expires Feb. 2010 ...........................          300          42,000
                                                                   ------------
                                                                         87,298
                                                                   ------------
INDUSTRIAL GOODS & MATERIALS -- 0.0%
   Golden Ocean Group, Ltd.
     strike $46.20 expires Aug. 2001 .............          438               0
                                                                   ------------

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
PUBLISHING & INFORMATION SERVICES -- 0.0%
   InterAct Systems, Inc.+++
     strike $0.01 expires Aug.                              700    $     17,500
   Mentus Media Corp. 144A
     strike $0.01 expires Feb.                            1,391              14
   Source Media, Inc. strike $0.01
     expires Nov. 2007 ...........................        5,587          44,700
                                                                   ------------
                                                                         62,214
                                                                   ------------
TELECOMMUNICATIONS -- 0.8%
   Airgate Pcs, Inc. strike $0.01
     expires Oct. 2009 ...........................          500          10,000
   American Mobile Satellite
     Corporation strike $12.28
     expires April 2008 ..........................          500          40,000
   Ampex Corp. 144A strike $2.25
     expires March 2003 ..........................       17,000          27,625
   Carrier1 International strike $2.00
     expires Feb. 2009 ...........................          500         400,000
   Completel Holdings Class B 144A ...............       10,000         200,000
   DTI Holdings, Inc. 144A strike
     $0.01 expires March 2008 ....................        3,000              30
   KMC Telecom Holdings, Inc.
     strike $0.22 expires April 2008 .............          500          12,500
   McCaw International Ltd. strike
     $36.45 expires April 2007 ...................          500           1,250
   Orbital Imaging Corp. strike
     $1.00 expires March 2005 ....................          500          15,000
   PLD Telekom, Inc. strike
     $1.00 expires June 2004 .....................        1,010           4,040
   PLD Telekom, Inc. strike
     $10.86 expires March 2003 ...................          230           1,038
   PLD Telekom, Inc. strike $10.86
     expires March 2003 ..........................        1,010           8,476
   Primestar, Inc. General Motors Cl.
     H Stock Appreciation Rts strike
     $47.00 expires May 2000 .....................        3,828         286,281
   Startec Global Communications
     strike $24.20 expires May 2008 ..............          400             720
                                                                   ------------
                                                                      1,006,960
                                                                   ------------
   TOTAL RIGHTS & WARRANTS
     (Cost $438,305) .............................                 $  3,369,930
                                                                   ------------

COMMON STOCKS -- 4.0%
COMPUTERS, SOFTWARE & SERVICES -- 1.0%
   Globix Corp. ..................................        8,448    $    442,992
   Verio, Inc. ...................................        9,858         739,966
                                                                   ------------
                                                                      1,182,958
                                                                   ------------
CONSUMER PRODUCTS -- 0.0%
   Coinstar, Inc. ................................        3,671          51,394
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                   WARBURG PINCUS HIGH YIELD FUND (CONCLUDED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
ENERGY -- 1.3%
   Abraxas Petroleum Corp. .......................       29,809    $     40,987
   Weatherford International, Inc. ...............       15,162         682,290
   Metretek Technologies, Inc. ...................          150         871,200
                                                                   ------------
                                                                      1,594,477
                                                                   ------------
PACKAGING & CONTAINERS -- 0.0%
   Crown Packaging Enterprises, Ltd. .............      100,847           1,008
                                                                   ------------
TELECOMMUNICATIONS -- 1.7%
   Advanced Radio Telecom Corp. ..................       10,117         386,975
   AT&T Canada, Inc. .............................        1,370          79,506
   E Spire Communications, Inc. ..................       21,253         265,663
   Globalstar Telecommunications,
     Ltd. ........................................        1,651          47,071
   Intermedia Communications, Inc. ...............        3,097         196,093
   Loral Space and Communications
     Ltd. ........................................          181           2,726
   Microcell Telecommunications,
     Inc. ........................................        3,436         158,056
   Price Communications Corp. ....................       40,268         961,399
                                                                   ------------
                                                                      2,097,489
                                                                   ------------
   TOTAL COMMON STOCKS
     (Cost $1,640,920) ...........................                 $  4,927,326
                                                                   ------------

PREFERRED STOCKS -- 3.8%
AEROSPACE/DEFENSE -- 0.7%
   GPA Group plc Convertible
     Cumulative Second Preference
     Shares 7.00% ................................    1,750,000    $    840,000
                                                                   ------------
CABLE -- 0.1%
   DIVA Systems Corporation,
     Series C ....................................       11,890          95,120
                                                                   ------------
CELLULAR/WIRELESS COMMUNICATIONS -- 0.3%
   Rural Cellular Corp. 144A PIK
     11.375% .....................................        3,013         297,563
                                                                   ------------
ELECTRONICS -- 0.2%
   Interact Electronic Marketing,
     Inc. 14.00% .................................          700         178,500
                                                                   ------------
INDUSTRIAL -- 0.3%
   International Utility Structures,
     Inc. 13.00% .................................          960          79,920
   International Utility Structures, Inc.,
     Units 13.00% ................................        3,500         312,813
                                                                   ------------
                                                                        392,733
                                                                   ------------
MISCELLANEOUS -- 0.0%
   Peninsula Gaming LLC ..........................        1,760          10,563
                                                                   ------------
PUBLISHING & INFORMATION SERVICES -- 0.2%
   Source Media, Inc., 144A PIK
     13.50% ......................................       13,484         296,653
                                                                   ------------

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
RESTAURANTS, HOTELS & GAMING -- 0.1%
   AmeriKing, Inc., 13.00% Cum.
     Exchangeable ................................        7,329    $    146,583
                                                                   ------------
TELECOMMUNICATIONS -- 1.9%
   Adelphia Business Solutions, Inc.
     12.875% Pfd., Series B ......................            8           7,761
   Classic Communications, Inc. ..................        3,000          50,010
   E.Spire Communications, Inc.
     Jr. PIK 12.75% ..............................        1,277         453,501
   Intermedia Communications, Inc.
     144A 7.00% Jr. Convertible,
     Series E ....................................       20,000       1,045,000
   Nextel Communications, Inc.
     13.00% Exchangeable,
     Series D PIK ................................          338         362,505
   NEXTLINK Communications, Inc.
     144A 14.00% Sr. Exchangeable
     PIK .........................................        9,065         478,179
                                                                   ------------
                                                                      2,396,956
                                                                   ------------
   TOTAL PREFERRED STOCKS
     (Cost $4,042,955) ...........................                 $  4,654,671
                                                                   ------------

SHORT-TERM INVESTMENT -- 0.6%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.950% 03/01/00 .............................      $   812    $    812,000
     (Cost $812,000)                                               ------------

   TOTAL INVESTMENTS -- 92.1%
     (Cost $119,705,232*) ........................                 $114,254,417
                                                                   ------------

   OTHER ASSETS IN EXCESS
     OF LIABILITIES -- 7.9% ......................                 $  9,829,394
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ....................                 $124,083,811
                                                                   ============


* Also cost for Federal income tax purposes at February 29, 2000. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ....................................    $ 10,548,946
        Gross Depreciation ....................................     (15,999,761)
                                                                   ------------
        Net Depreciation ......................................    $ (5,450,815)
                                                                   ============


+ Step Bond -- The interest rate as of February 29, 2000 is 0% and will reset to interest rate shown at a future date.

++  Security in default.
+++ Illiquid Security.

                            INVESTMENT ABBREVIATIONS
PIK ................................................................Pay In Kind

                 See Accompanying Notes to Financial Statements.

                       WARBURG PINCUS MUNICIPAL BOND FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  March 20, 2000
Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Municipal Bond Fund (the "Fund") for the six months ended February 29, 2000.

On February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $13.89, compared to an NAV of $14.30 on August 31, 1999. As a result, the institutional shares' total return was down 0.1%, (assuming the reinvestment of dividends and distributions totaling $0.40 per share). By comparison, the Lehman Brothers Municipal Bond Index* (the "Index") returned 0.0% over the same period.

At February 29, 2000, NAV of the Fund's common shares was $13.90 compared to an NAV of $14.29 on August 31, 1999. As a result, the common shares' total return was down 0.1%, (assuming the reinvestment of dividends and distributions totaling $0.37 per share). By comparison, the Index returned 0.0% during the same period.

The Fund slightly underperformed the Index in the fiscal half-year. As the period progressed, performance continued to improve, despite unstable conditions in fixed income markets.

As the period opened in September 1999, the Fund was lagging the Index due to its continued exposure to taxable securities. Valuations of taxables like investment-grade and high yield bonds had declined during the third quarter compared to those of tax-exempt instruments. The Fund's exposure to these sectors thus negated gains from our municipal strategy of avoiding insured debt and overweighting noncallable issues.

We became increasingly cautious as the end of the year approached, given the widespread concern over possible Y2K-related computer problems and the possible resulting squeeze on market liquidity. We moved to lessen the impact on the portfolio from any such disruption by emphasizing bonds for which demand would likely remain strong. These included high-quality municipal securities in general, bonds from states with especially high income-tax rates, as well as noncallable and prerefunded issues (for their stable cash flow and valuation characteristics). We maintained exposure to deeply discounted tax-exempt paper and taxable securities -- notably high yield bonds -- in an effort to benefit from the upturN that we anticipated in these segments.

As it turned out, aggregate fixed income markets fell sharply in the last three months of 1999. Municipals, moreover, turned in the worst performance among the entire U.S. fixed income universe as institutional buying fell and retail selling rose. Investors' excessive selling of both low-coupon municipals and lower-quality taxable bonds in particular hampered the Fund's returns compared to those of the Index.

In the first two months of 2000, bond markets still had not stabilized due to the Federal Reserve's interest rate increase and the Treasury's announced buyback of some of its own long-term bonds in the open market. Nevertheless, the Fund's performance began to improve, as investors recognized how cheap deep-discount paper and high yield bonds had become. The rebound in prices that began in January and February in these two sectors helped to improve overall returns.

As developments occur in the fixed income markets or at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Fixed Income Management Team

Gregg M. Diliberto, Managing Director
Jo Ann Corkran, Managing Director
Mark K. Silverstein, Managing Director
Jose A. Rodriguez, Director

                       WARBURG PINCUS MUNICIPAL BOND FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

PERFORMANCE

                                                                                                                 SINCE
                                                                                             FIVE YEARS        INCEPTION
                                                         SIX MONTHS       ONE YEAR       (3/1/95 - 2/29/00)     6/17/94
                                                           2/29/00   (3/1/99 - 2/29/00)     (ANNUALIZED)     (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Municipal Bond Fund (Institutional)           (0.1%)          (1.9%)                5.0%            5.0%
Warburg Pincus Municipal Bond Fund (Common)                  (0.1%)          (2.1%)                4.9%            4.9%
Lehman Brothers Municipal Bond Index*                         0.0%           (2.1%)                5.9%            5.8%
---------------------------------------------------------------------------------------------------------------------------

*THE  LEHMAN  BROTHERS  MUNICIPAL  BOND  INDEX  IS A  BROAD  MARKET  PERFORMANCE
 BENCHMARK FOR THE TAX-EXEMPT BOND MARKET. IT IS COMPUTED WEEKLY AND MONTHLY FROM PRICES SUPPLIED BY MULLER DATA CORPORATION ON APPROXIMATELY 48,059 INVESTMENT GRADE MUNICIPAL BONDS WITH MATURITIES OF 1-22+ YEARS AND IS
 CALCULATED BY LEHMAN BROTHERS, INC. THE INDEX IS COMPOSED OF STATE, LOCAL, REVENUE, PREREFUNDED, AND INSURED DEBT, AND CONTAINS ISSUES SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

                       WARBURG PINCUS MUNICIPAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                           PAR
                                                          (000)         VALUE
                                                          ------    -----------
MUNICIPAL BONDS -- 91.1%
CALIFORNIA -- 15.3%
   California State GO
     6.300% 09/11/11 .............................         $670     $   733,650
     5.125% 10/01/17 .............................          825         760,031
   Los Angeles CA, Department of
     Water & Power Water RB
     4.500% 05/15/23 .............................          705         568,406
   San Diego CA Convention Center
     Expansion Financing Authority,
     Series A
     4.750% 04/01/28 .............................          535         436,025
                                                                    -----------
                                                                      2,498,112
                                                                    -----------
COLORADO -- 3.8%
   Colorado Springs CO,
     Utility RB
     5.875% 11/15/17 .............................          595         612,850
                                                                    -----------
FLORIDA -- 3.8%
   Tallahassee FL, Electric RB,
     First Lien
     6.100% 10/01/06 .............................          600         621,000
                                                                    -----------
ILLINOIS -- 5.1%
   Chicago Illinois GO,
     Series 1993
     5.250% 01/01/18 .............................          200         182,000
   Illinois State Sales Tax RB,
     Series Q
     5.750% 06/15/14 .............................          650         650,812
                                                                    -----------
                                                                        832,812
                                                                    -----------
INDIANA -- 0.2%
   Indianapolis IN, Public
     Improvement Board RB
     6.000% 01/10/03 .............................           25          25,125
                                                                    -----------
LOUISIANA -- 4.2%
   New Orleans LA, Home Mortgage
     Authority SOB
     6.250% 01/15/11 .............................          635         678,656
                                                                    -----------
MARYLAND -- 5.8%
   Maryland State Transportation
     Authority Project RB
     6.800% 07/01/16 .............................          850         944,562
                                                                    -----------
MASSACHUSETTS -- 3.6%
   Massachusetts State Water
     Resources Authority RB,
     Series B
     5.000% 12/01/25 .............................          660         564,300
   Massachusetts State Water
     Resources Authority, General
     RB, Series 92A
     6.500% 07/15/19 .............................           20          21,400
                                                                    -----------
                                                                        585,700
                                                                    -----------

                                                           PAR
                                                          (000)         VALUE
                                                          ------    -----------
NEW YORK -- 35.3%
   Metropolitan Transit Authority
     Commuter Facilities RB,
     Series A
     5.000% 07/01/23 .............................         $600     $   510,750
   New York State Dormitory
     Authority RB (Elizabeth Church
     Manor Nursing Home)
     5.400% 08/01/23 .............................           50          45,500
   New York State Dormitory
     Authority RB (Episcopal Health
     Services)
     7.550% 08/01/29 .............................          435         444,244
   New York State Dormitory
     Authority RB (Judicial Facilities
     Lease)
     7.375% 07/01/16 .............................           40          45,900
   New York State Dormitory
     Authority RB (Park Ridge
     Housing Inc. Project)
     7.850% 02/01/29 .............................          530         537,277
   New York State Local Government
     Assistance Corp. RB,
     Series B
     4.875% 04/01/20 .............................          580         491,550
   New York State Power Authority
     General Purpose RB,
     Series R
     7.000% 01/01/10 .............................          360         407,700
   New York State Throughway
     Authority General RB,
     Series B
     5.000% 01/01/20 .............................           30          26,175
   New York, NY Municipal Water
     Finance Authority Water &
     Sewer System RB,
     Series B
     5.125% 06/15/30 .............................          295         252,225
   New York, NY Municipal Water
     Finance Authority Water &
     Sewer System RB,
     Series D
     4.875% 06/15/21 .............................          400         339,000
   New York, NY Prerefunded GO,
     Series D
     8.000% 08/01/01 .............................          605         642,056
     6.000% 02/15/05 .............................            5           5,256
   New York, NY Prerefunded GO,
     Series H
     7.200% 02/01/02 .............................          530         561,137
   New York, NY Transitional
     Finance Authority RB
     (Future Tax Secured), Series B
     4.750% 11/15/14 .............................           35          31,106

                 See Accompanying Notes to Financial Statements.

                                                           PAR
                                                          (000)         VALUE
                                                          ------    -----------
NEW YORK -- (CONTINUED)
   New York, NY Unrefunded Balance
     GO, Series D
     8.000% 08/01/03 .............................         $ 45     $    47,644
     6.000% 02/15/25 .............................           10           9,800
   New York, NY Unrefunded Balance
     GO, Series H
     7.200% 02/01/13 .............................           70          73,587
   Suffolk County NY Water Authority,
     Waterworks RB, Series V
     6.750% 06/01/12 .............................          580         640,175
   Triborough Bridge and Tunnel
     Authority, NY General Purpose
     RB, Series A
     5.200% 01/01/20 .............................          730         652,438
                                                                    -----------
                                                                      5,763,520
                                                                    -----------
PUERTO RICO -- 4.5%
   Commonwealth of Puerto Rico GO
     5.400% 07/01/07 .............................          730         742,775
                                                                    -----------
SOUTH DAKOTA -- 0.1%
   Heartland Consumers Power
     District, SD Electric RB
     6.375% 01/01/16 .............................           20          21,175
                                                                    -----------
TENNESSEE -- 0.1%
   Metropolitan Government of
     Nashville and Davidson County,
     TN Water and Sewer RB
     Series A
     4.750% 01/01/22 .............................           30          24,863
                                                                    -----------
VIRGINIA -- 4.4%
   Fairfax County, VA  Redevelopment
     & Housing Authority (Island
     Walk Proj.), Mortgage RB
     7.100% 04/01/19 .............................          630         715,050
                                                                    -----------
WASHINGTON -- 4.9%
   King County, WA GO, Series A
     6.200% 01/01/24 .............................           40          42,400
   Seattle, WA Municipal Light &
     Power RB
     5.125% 07/01/22 .............................          100          87,250
   Seattle, WA Water System RB
     5.250% 12/01/23 .............................          735         663,338
                                                                    -----------
                                                                        792,988
                                                                    -----------
   TOTAL MUNICIPAL BONDS
     (Cost $14,921,226) ..........................                  $14,859,188
                                                                    -----------

                                                           PAR
                                                          (000)         VALUE
                                                          ------    -----------
CORPORATE BONDS -- 6.2%
BANKING -- 1.9%
   Bay View Capital Corp.
     Sub. Notes
     9.125% 08/15/07 .............................         $ 65     $    53,625
   Export-Import Bank of Korea,
     Global Bonds
     6.500% 02/10/02 .............................           25          24,375
   Export-Import Bank of Korea,
     Yankee Notes
     6.500% 05/15/00 .............................           50          49,938
   First Republic Bank Sub. Notes
     7.750% 09/15/12 .............................           25          21,063
   Fuji Finance (Cayman), Ltd.
     Perpetual Sub. Notes
     7.113% 08/08/00++/+++ .......................          120         115,200
   Fuji JGB Investment L.L.C.,
     Noncumulative Preferred
     Securities, Series A
     9.870% 06/30/00++ ...........................           45          45,225
                                                                    -----------
                                                                        309,426
                                                                    -----------
BROADCASTING -- 0.7%
   Fox/Liberty Networks L.L.C.,
     Registered Sr. Notes
     8.875% 08/15/07 .............................          105         106,575
                                                                    -----------
CABLE -- 0.1%
   CSC Holdings Inc.,
     Sr. Notes
     7.250% 07/15/08 .............................           20          18,800
                                                                    -----------
RETAIL -- 0.7%
   K Mart Corp. Notes
     7.950% 02/01/23 .............................           25          20,969
   K Mart Corp. Pass Through
     Certificates, Series 1995
     Class K3
     8.540% 01/02/15 .............................          103          99,064
                                                                    -----------
                                                                        120,033
                                                                    -----------
TELECOMMUNICATIONS -- 0.7%
   Nextlink Communications
     144A Senior Notes
     10.500% 12/01/09 ............................           40          40,000
   Voicestream Wireless Holding,
     Series 144A
     10.375% 11/15/09+ ...........................           60          37,800
     10.375% 11/15/09 ............................           40          41,500
                                                                    -----------
                                                                        119,300
                                                                    -----------
TRANSPORTATION -- 1.1%
   Northwest Airlines, Inc.,
     Gtd. Notes
     7.625% 03/15/05 .............................          200         178,000
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

                 WARBURG PINCUS MUNICIPAL BOND FUND (CONCLUDED)

                                                           PAR
                                                          (000)         VALUE
                                                          ------    -----------
UTILITIES -- 1.0%
   Connecticut Light and Power Co.
     First Mortgage Bonds,
     Series C
        7.750% 06/01/02 ..........................         $ 85     $    84,575
     Series D
        7.875% 10/01/24 ..........................           10          10,000
   North Atlantic Energy Corp.,
     Secured First Mortgage Notes,
     Series A
     9.050% 06/01/02 .............................           69          68,914
                                                                    -----------
                                                                        163,489
                                                                    -----------
   TOTAL CORPORATE BONDS
     (Cost $1,039,196) ...........................                  $ 1,015,623
                                                                    -----------

U.S. TREASURY OBLIGATIONS -- 0.7%
   U.S. Treasury Bonds
     8.000% 11/15/21 .............................         $ 65     $    76,843
   U.S. Treasury Notes
     6.500% 02/15/10 .............................           30          30,195
                                                                    -----------
   TOTAL U.S. TREASURY
     OBLIGATIONS
     (Cost $103,276) .............................                  $   107,038
                                                                    -----------

SHORT TERM INVESTMENT -- 0.6%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.950% 03/01/00 .............................         $106     $   106,000
     (Cost $106,000)                                                -----------

   TOTAL INVESTMENTS -- 98.6%
     (Cost $16,169,698*) .........................                  $16,087,849

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 1.4% .......................                  $   224,582
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ....................                  $16,312,431
                                                                    ===========

  *Also cost for Federal income tax purposes at February 29, 2000. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ....................................    $   500,503
        Gross Depreciation ....................................       (582,352)
                                                                    -----------
        Net Depreciation ......................................    $   (81,849)
                                                                    ===========

  +Step Bond -- The  interest  rate as of  February  29,  2000 is 0% and will reset to interest rate shown at a future date.
 ++Variable Rate  Obligation -- The rate shown is the rate as of February 29,
   2000.
+++Securities have no stated maturity date.

                            INVESTMENT ABBREVIATIONS
GO .........................................................General Obligations
RB ................................................................Revenue Bond
SOB ...................................................Special Obligations Bond


                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2000
                                   (UNAUDITED)


                                                                                                                   GLOBAL
                                                                INTERNATIONAL     EUROPEAN       U.S. CORE   TELECOMMUNICATIONS
                                                                 GROWTH FUND     EQUITY FUND    EQUITY FUND         FUND
                                                               ---------------   -----------    -----------  -------------------
ASSETS
   Investments, at value (cost - $495,381,269, $30,908,417,
     $63,340,360 and $385,258,378, respectively) ..........      $562,985,206    $34,244,016    $70,724,675     $506,197,251
   Cash ...................................................         1,085,688      1,333,119            387               --
   Collateral received for securities loaned ..............        81,943,025      3,001,500      3,306,000       56,298,740
   Receivable for investments sold ........................         8,924,624        744,075             --        5,926,094
   Receivable for Fund shares sold ........................                --      2,980,482        132,888       12,649,767
   Receivable from investment adviser .....................                --          7,186             --               --
   Receivable from foreign tax reclaims ...................           337,322         26,727             --               --
   Dividends and interest receivable ......................           379,415         29,721         86,113          164,622
   Prepaid expenses and other assets ......................            69,679         44,104         11,150          111,396
                                                                 ------------    -----------    -----------     ------------
     Total Assets .........................................       655,724,959     42,410,930     74,261,213      581,347,870
                                                                 ------------    -----------    -----------     ------------
LIABILITIES
   Payable upon return of securities loaned ...............        81,943,025      3,001,500      3,306,000       56,298,740
   Payable for investments purchased ......................         6,355,272        426,419             --       12,135,788
   Payable for Fund shares repurchased ....................             6,161        322,598             --        1,001,287
   Advisory fee payable ...................................           388,678             --         36,854          363,318
   Distribution fee payable (Common shares) ...............                --          7,252             --           86,845
   Accrued expenses payable ...............................           829,764             --         74,252          194,731
                                                                 ------------    -----------    -----------     ------------
     Total Liabilities ....................................        89,522,900      3,757,769      3,417,106       70,080,709
                                                                 ------------    -----------    -----------     ------------
NET ASSETS
   Capital stock, $0.001 par value ........................            22,796          3,001          3,785            6,186
   Paid-in capital ........................................       374,142,729     30,169,083     57,539,963      363,413,546
   Undistributed net investment income/(loss) .............        (3,410,607)      (312,273)         1,646       (1,046,579)
   Accumulated net realized gain from investments,
     securities sold short, futures and foreign currency
     related transactions, if any .........................       127,886,207      5,459,438      5,914,398       27,955,424
   Net unrealized appreciation on investments and other,
     if any ...............................................        67,560,934      3,333,912      7,384,315      120,938,584
                                                                 ------------    -----------    -----------     ------------
     Net Assets ...........................................      $566,202,059    $38,653,161    $70,844,107     $511,267,161
                                                                 ============    ===========    ===========     ============
INSTITUTIONAL SHARES
   Net assets .............................................      $566,202,059    $   129,657    $70,844,107
                                                                 ------------    -----------    -----------
   Shares outstanding .....................................        22,795,782         10,051      3,784,947
                                                                 ------------    -----------    -----------
   Net asset value, offering price and redemption price
     per share ............................................      $      24.84    $     12.90    $    18.72
                                                                 ============    ===========    ===========
COMMON SHARES
   Net assets .............................................                      $38,523,504                    $511,267,161
                                                                                 -----------                    ------------
   Shares outstanding .....................................                        2,991,321                       6,185,960
                                                                                 -----------                    ------------
   Net asset value, offering price and redemption price
     per share ............................................                      $     12.88                    $      82.65
                                                                                 ===========                    ============


                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                                                                    LONG-SHORT
                                                                                   FOCUS          MARKET NEUTRAL     U.S. CORE FIXED
                                                                                   FUND                FUND            INCOME FUND
                                                                                -----------      ----------------    ---------------
ASSETS
   Investments, at value (cost - $7,631,601, $7,116,062 and
     $491,376,454, respectively) ..........................................      $7,884,504         $ 6,957,096        $485,700,980
   Deposits with brokers and custodian bank for
     securities sold short or futures contract ............................              --           6,132,722           1,051,350
   Cash ...................................................................              --              73,621                  --
   Receivable for investments sold ........................................         422,883                  --          15,751,405
   Receivable for Fund shares sold ........................................          74,500               4,955                  --
   Receivable from investment adviser .....................................          11,085               3,239                  --
   Receivable on open futures contracts ...................................              --                  --             146,133
   Dividends and interest receivable ......................................           2,877              19,816           4,133,601
   Prepaid expenses and other assets ......................................          15,739              10,480              29,585
                                                                                 ----------         -----------        ------------
     Total Assets .........................................................       8,411,588          13,201,929         506,813,054
                                                                                 ----------         -----------        ------------
LIABILITIES
   Securities sold short (proceeds $6,678,039 for the
     Long-Short Market Neutral Fund) ......................................              --           5,934,595                  --
   Payable for investments purchased ......................................         493,073                  --         130,238,782
   Payable for Fund shares repurchased ....................................              --                  --             157,146
   Overdraft liability ....................................................           2,716                  --                  --
   Payable on open futures contracts ......................................              --                  --              71,866
   Advisory fee payable ...................................................              --                  --              73,160
   Distribution fee payable (Common shares) ...............................             173                 610                  --
   Accrued expenses payable ...............................................          24,767              19,348             163,827
                                                                                 ----------         -----------        ------------
     Total Liabilities ....................................................         520,729           5,954,553         130,704,781
                                                                                 ----------         -----------        ------------
NET ASSETS
   Capital stock, $0.001 par value ........................................             483                 465              31,158
   Paid-in capital ........................................................       7,508,051           8,158,428         388,548,336
   Undistributed net investment income/(loss) .............................         (10,220)             27,299           3,278,945
   Accumulated net realized gain/(loss) from investments,
     securities sold short, futures and foreign currency
     related transactions, if any .........................................         139,641          (1,523,294)        (10,179,598)
   Net unrealized appreciation/(depreciation) on
     investments and other, if any ........................................         252,904             584,478          (5,570,568)
                                                                                 ----------         -----------        ------------
     Net Assets ...........................................................      $7,890,859         $ 7,247,376        $376,108,273
                                                                                 ==========         ===========        ============
INSTITUTIONAL SHARES
   Net assets .............................................................      $6,945,113         $ 3,750,252        $376,108,273
                                                                                 ----------         -----------        ------------
   Shares outstanding .....................................................         424,971             241,912          25,312,428
                                                                                 ----------         -----------        ------------
   Net asset value, offering price and redemption price
     per share ............................................................      $    16.34         $     15.50        $      14.86
                                                                                 ==========         ===========        ============
COMMON SHARES
   Net assets .............................................................      $  945,746         $ 3,497,124
                                                                                 ----------         -----------
   Shares outstanding .....................................................          58,153             223,134
                                                                                 ----------         -----------
   Net asset value, offering price and redemption price
     per share ............................................................      $    16.26         $     15.67
                                                                                 ==========         ===========


                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                                                STRATEGIC
                                                                               GLOBAL FIXED          HIGH YIELD           MUNICIPAL
                                                                                INCOME FUND             FUND              BOND FUND
                                                                               ------------        ------------         ------------
ASSETS
   Investments, at value (cost - $13,912,551, $119,705,232 and
     $16,169,698, respectively) ...........................................     $13,243,361        $114,254,417         $16,087,849
   Cash ...................................................................         340,620              34,507                 270
   Receivable for investments sold ........................................         110,826           2,783,357                  --
   Receivable for Fund shares sold ........................................              --           4,721,555                  --
   Receivable from investment adviser .....................................          20,532                  --               3,623
   Receivable on open futures contracts ...................................           8,781                  --                  --
   Dividends and interest receivable ......................................         177,956           2,340,076             232,470
   Prepaid expenses and other assets ......................................          55,997              52,482              13,040
                                                                                -----------        ------------         -----------
     Total Assets .........................................................      13,958,073         124,186,394          16,337,252
                                                                                -----------        ------------         -----------
LIABILITIES
   Payable for investments purchased ......................................       1,374,560                  --                  --
   Payable on forward currency contracts ..................................          51,540                  --                  --
   Advisory fee payable ...................................................              --              26,461                  --
   Distribution fee payable (Common shares) ...............................              --               5,319                  43
   Accrued expenses payable ...............................................          34,078              70,803              24,778
                                                                                -----------        ------------         -----------
     Total Liabilities ....................................................       1,460,178             102,583              24,821
                                                                                -----------        ------------         -----------
NET ASSETS
   Capital stock, $0.001 par value ........................................             911               8,016               1,173
   Paid-in capital ........................................................      14,862,545         145,021,756          16,380,665
   Undistributed net investment income ....................................         495,285           1,870,259              72,919
   Accumulated net realized loss from investments,
     securities sold short, futures and foreign currency
     related transactions, if any .........................................      (2,134,455)        (17,365,405)           (153,639)
   Net unrealized appreciation/(depreciation) on
     investments and other, if any ........................................        (726,391)         (5,450,815)             11,313
                                                                                -----------        ------------         -----------
     Net Assets ...........................................................     $12,497,895        $124,083,811         $16,312,431
                                                                                ===========        ============         ===========
INSTITUTIONAL SHARES
   Net assets .............................................................     $12,497,895        $ 90,944,631         $16,095,264
                                                                                -----------        ------------         -----------
   Shares outstanding .....................................................         911,116           5,882,641           1,158,400
                                                                                -----------        ------------         -----------
   Net asset value, offering price and redemption price
     per share ............................................................     $     13.72        $      15.46         $     13.89
                                                                                ===========        ============         ===========
COMMON SHARES
   Net assets .............................................................                        $ 33,139,180         $   217,167
                                                                                                   ------------         -----------
   Shares outstanding .....................................................                           2,133,772              15,627
                                                                                                   ------------         -----------
   Net asset value, offering price and redemption price
     per share ............................................................                        $     15.53          $     13.90
                                                                                                   ===========          ===========



                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                                                                                      GLOBAL
                                                             INTERNATIONAL        EUROPEAN         U.S. CORE     TELECOMMUNICATIONS
                                                              GROWTH FUND        EQUITY FUND      EQUITY FUND          FUND
                                                            --------------       -----------     ------------    -------------------
INVESTMENT INCOME
   Dividends ............................................... $  1,574,772        $   89,260       $  450,278        $    271,448
   Interest ................................................      212,665            46,751           20,493             549,803
   Securities lending ......................................      125,892             2,134            5,287              69,453
   Foreign taxes withheld ..................................     (141,569)           (5,994)              --              (7,779)
                                                             ------------        ----------       ----------        ------------
     Total Investment Income ...............................    1,771,760           132,151          476,058             882,925
                                                             ------------        ----------       ----------        ------------
EXPENSES
   Investment advisory fees ................................    2,584,420           150,121          267,189           1,044,183
   Administration fees .....................................      405,433            33,773           44,558             182,732
   Custodian fees ..........................................      350,667            40,663           27,506              53,611
   Transfer agent fees .....................................      119,002             4,249           15,882              73,439
   Registration fees .......................................       54,230            32,897           22,210              88,915
   Printing fees ...........................................       35,667            68,198           11,517              19,968
   Interest expense ........................................       31,875            13,846            4,387                  --
   Audit fees ..............................................       29,772             6,259            5,344               4,524
   Insurance expense .......................................        7,652                88             (712)                289
   Directors fees ..........................................        5,165             6,080            5,284               5,377
   Legal fees ..............................................        4,968            28,061            4,115               8,357
   Distribution fees .......................................        3,819            37,391               57             261,135
   Miscellaneous fees ......................................       12,815             6,129            1,479               5,095
                                                             ------------        ----------       ----------        ------------
                                                                3,645,485           427,755          408,816           1,747,625
   Less fees waived and reimbursed .........................           --          (197,975)         (49,284)            (24,723)
                                                             ------------        ----------       ----------        ------------
     Total Expenses ........................................    3,645,485           229,780          359,532           1,722,902
                                                             ------------        ----------       ----------        ------------
Net Investment Income/(Loss) ...............................   (1,873,725)          (97,629)         116,526            (839,977)
                                                             ------------        ----------       ----------        ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain/(loss) from:
     Security transactions .................................   149,924,983        7,199,803        8,154,281          29,697,789
     Foreign exchange transactions .........................   (1,479,020)         (214,538)              --            (206,602)
                                                             ------------        ----------       ----------        ------------
                                                               148,445,963        6,985,265        8,154,281          29,491,187
                                                             ------------        ----------       ----------        ------------
   Net change in unrealized appreciation/(depreciation):
     Investments ...........................................   (4,710,973)        2,386,309         (200,249)        115,836,071
     Translation of assets and
     liabilities in foreign currencies .....................      (46,051)           (5,585)              --                (460)
                                                             ------------        ----------       ----------        ------------
                                                               (4,757,024)        2,380,724         (200,249)        115,835,611
                                                             ------------        ----------       ----------        ------------
   Net Gain On Investments And
     Foreign Currency Transactions .........................   143,688,939        9,365,989        7,954,032         145,326,798
                                                             ------------        ----------       ----------        ------------
   Net Increase In Net Assets Resulting
     From Operations .......................................   $141,815,214      $9,268,360       $8,070,558        $144,486,821
                                                               ============      ==========       ==========        ============

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                                                                     LONG-SHORT
                                                                                   FOCUS           MARKET NEUTRAL    U.S. CORE FIXED
                                                                                    FUND                FUND           INCOME FUND
                                                                                -----------        --------------    ---------------
INVESTMENT INCOME
   Dividends ..............................................................     $    58,459          $   46,301         $   469,401
   Interest ...............................................................           6,870             176,605          11,213,699
   Securities lending .....................................................           1,586                  --                  --
   Foreign taxes withheld .................................................            (234)                 --                  --
                                                                                -----------          ----------         -----------
     Total Investment Income ..............................................          66,681             222,906          11,683,100
                                                                                -----------          ----------         -----------
EXPENSES
   Investment advisory fees ...............................................          57,633              38,351             623,114
   Administration fees ....................................................           9,735               4,816             130,342
   Custodian fees .........................................................          26,341               1,080              30,589
   Registration fees ......................................................          22,504              19,721              28,475
   Printing fees ..........................................................          19,172              33,701              53,612
   Transfer agent fees ....................................................          11,434               6,283              48,837
   Audit fees .............................................................           7,618               7,559              21,468
   Directors fees .........................................................           5,246               5,300               4,151
   Legal fees .............................................................           3,349               3,631              22,409
   Distribution fees ......................................................             652               2,794                  52
   Insurance expense ......................................................             164              (3,731)              1,392
   Dividend expense .......................................................              --              37,434                  --
   Miscellaneous fees .....................................................           1,295               3,079              19,470
                                                                                -----------          ----------         -----------
                                                                                    165,143             160,018             983,911
   Less fees waived and reimbursed ........................................         (88,195)            (51,692)           (241,908)
                                                                                -----------          ----------         -----------
     Total Expenses .......................................................          76,948             108,326             742,003
                                                                                -----------          ----------         -----------
Net Investment Income/(Loss) ..............................................         (10,267)            114,580          10,941,097
                                                                                -----------          ----------         -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain/(loss) from:
     Security transactions ................................................       1,242,602             311,942          (4,021,537)
     Futures transactions .................................................              --                  --             218,437
     Securities sold short ................................................              --            (388,865)                 --
     Foreign exchange transactions ........................................              --                  --            (271,672)
                                                                                -----------          ----------         -----------
                                                                                  1,242,602             (76,923)         (4,074,772)
                                                                                -----------          ----------         -----------
   Net change in unrealized appreciation/(depreciation):
     Investments ..........................................................      (1,047,786)          1,061,910           3,511,093
     Futures ..............................................................              --                  --            (330,362)
     Translation of assets and
        liabilities in foreign currencies .................................              --                  --              41,708
                                                                                -----------          ----------         -----------
                                                                                 (1,047,786)          1,061,910           3,222,439
                                                                                -----------          ----------         -----------
   Net Gain/(Loss) On Investments And Foreign
     Currency Transactions ................................................         194,816             984,987            (852,333)
                                                                                -----------          ----------         -----------
   Net Increase In Net Assets
     Resulting From Operations ............................................     $   184,549          $1,099,567         $10,088,764
                                                                                ===========          ==========         ===========


                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                                                STRATEGIC
                                                                               GLOBAL FIXED          HIGH YIELD           MUNICIPAL
                                                                                INCOME FUND            FUND               BOND FUND
                                                                                -----------          ----------          ----------
INVESTMENT INCOME
   Dividends ..............................................................     $     9,476          $  140,784          $    5,663
   Interest ...............................................................         561,969           6,266,891             529,766
                                                                                -----------          ----------          ----------
     Total Investment Income ..............................................         571,445           6,407,675             535,429
                                                                                -----------          ----------          ----------
EXPENSES
   Investment advisory fees ...............................................          49,650             439,704              63,916
   Administration fees ....................................................          24,866              85,185              18,703
   Registration fees ......................................................          42,188              49,361              18,002
   Custodian fees .........................................................          32,681              22,216              13,792
   Transfer agent fees ....................................................           8,883              25,772               8,867
   Printing fees ..........................................................           8,541              29,646              10,227
   Audit fees .............................................................           6,570              12,440               6,597
   Directors fees .........................................................           5,755               5,246               5,276
   Legal fees .............................................................           2,992              16,197               2,989
   Insurance expense ......................................................             180                 402                 117
   Interest expense .......................................................             155                 990                 679
   Distribution fees ......................................................               8              33,331                 273
   Miscellaneous fees .....................................................          11,441              20,132               5,387
                                                                                -----------          ----------          ----------
                                                                                    193,910             740,622             154,825
   Less fees waived and reimbursed ........................................        (119,728)           (268,176)            (62,898)
                                                                                -----------          ----------          ----------
     Total Expenses .......................................................          74,182             472,446              91,927
                                                                                -----------          ----------          ----------
Net Investment Income .....................................................         497,263           5,935,229             443,502
                                                                                -----------          ----------          ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain/(loss) from:
     Security transactions ................................................      (1,526,661)            257,858        $   (124,385)
     Futures transactions .................................................          14,420                  --                  --
     Foreign exchange transactions ........................................         224,584                  --                  --
                                                                                -----------          ----------          ----------
                                                                                 (1,287,657)            257,858            (124,385)
                                                                                -----------          ----------          ----------
 Net change in unrealized appreciation/(depreciation):
   Investments ............................................................         366,612           1,102,289            (336,896)
   Futures ................................................................           9,756                  --                  --
   Translation of assets and
     liabilities in foreign currencies ....................................        (224,402)                 --                  --
                                                                                -----------          ----------          ----------
                                                                                    151,966           1,102,289            (336,896)
                                                                                -----------          ----------          ----------
   Net Gain/(Loss) On Investments And Foreign
     Currency Transactions ................................................      (1,135,691)          1,360,147            (461,281)
                                                                                -----------          ----------          ----------
   Net Increase/(Decrease) In Net Assets
     Resulting From Operations ............................................     $  (638,428)         $7,295,376          $  (17,779)
                                                                                ===========          ==========          ==========

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                            EUROPEAN
                                                                INTERNATIONAL GROWTH FUND                  EQUITY FUND
                                                          ----------------------------------- --------------------------------------
                                                          FOR THE SIX MONTHS    FOR THE YEAR  FOR THE SIX MONTHS     FOR THE PERIOD
                                                                ENDED              ENDED             ENDED         JANUARY 28, 1999*
                                                           FEBRUARY 29, 2000  AUGUST 31, 1999  FEBRUARY 29, 2000  TO AUGUST 31, 1999
                                                           -----------------  ---------------  -----------------  ------------------
                                                              (UNAUDITED)                        (UNAUDITED)
Increase/(decrease)  in net assets:
Operations:
   Net investment income/(loss) ..........................   $  (1,873,725)     $  4,101,951     $   (97,629)        $   213,741
   Net gain/(loss) on investments and foreign
     currency transactions ...............................     143,688,939        88,294,555       9,365,989            (865,652)
                                                             -------------      ------------     -----------         -----------
   Net increase/(decrease) in net assets resulting
     from operations .....................................     141,815,214        92,396,506       9,268,360            (651,911)
                                                             -------------      ------------     -----------         -----------
Dividends and Distributions to
   shareholders:
From net investment income:
     Institutional shares ................................      (2,498,919)       (7,632,495)           (667)                 --
     Common shares .......................................              --          (344,430)       (134,704)                 --
From net realized capital gains:
     Institutional shares ................................     (98,708,550)      (54,241,925)             --                  --
     Common shares .......................................      (1,335,125)       (2,569,737)             --                  --
                                                             -------------      ------------     -----------         -----------
Total distributions to shareholders ......................    (102,542,594)      (64,788,587)       (135,371)                 --
                                                             -------------      ------------     -----------         -----------
Net capital share transactions ...........................    (156,964,131)       31,183,186       4,863,728          25,308,355
                                                             -------------      ------------     -----------         -----------
Total increase/(decrease) in net assets ..................    (117,691,511)       58,791,105      13,996,717          24,656,444
Net Assets:
   Beginning of period ...................................     683,893,570       625,102,465      24,656,444                  --
                                                             -------------      ------------     -----------         -----------
   End of period .........................................   $ 566,202,059      $683,893,570     $38,653,161         $24,656,444
                                                             =============      ============     ===========         ===========
Undistributed net investment income/(loss) ...............   $  (3,410,607)     $  2,441,057     $  (312,273)        $   135,265
                                                             =============      ============     ===========         ===========

*  Inception Date


              See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                 U.S. CORE EQUITY FUND             GLOBAL TELECOMMUNICATIONS FUND
                                                         ------------------------------------ --------------------------------------
                                                         FOR THE SIX MONTHS    FOR THE YEAR   FOR  THE SIX MONTHS      FOR THE YEAR
                                                                ENDED              ENDED             ENDED                ENDED
                                                         FEBRUARY 29, 2000    AUGUST 31, 1999   FEBRUARY 29, 2000    AUGUST 31, 1999
                                                         -----------------    --------------- -------------------    ---------------
                                                            (UNAUDITED)                            (UNAUDITED)
Increase/(decrease)  in net assets:
Operations:
   Net investment income/(loss) ........................    $    116,526       $    218,901       $   (839,977)       $    (67,321)
   Net gain on investments and foreign
     currency transactions .............................       7,954,032         20,990,319        145,326,798           7,197,021
                                                            ------------       ------------       ------------         -----------
   Net increase in net assets resulting
     from operations ...................................       8,070,558         21,209,220        144,486,821           7,129,700
                                                            ------------       ------------       ------------         -----------
Dividends and Distributions to
   shareholders:
From net investment income:
     Institutional shares ..............................        (245,904)          (104,261)                --                  --
     Common shares .....................................            (309)               (22)                --                  --
From net realized capital gains:
     Institutional shares ..............................      (9,910,582)       (24,127,328)                --                  --
     Common shares .....................................         (21,417)            (5,552)        (3,754,559)           (179,290)
                                                            ------------       ------------       ------------         -----------
Total distributions to shareholders ....................     (10,178,212)       (24,237,163)        (3,754,559)           (179,290)
                                                            ------------       ------------       ------------         -----------
Net capital share transactions .........................       2,736,832          9,728,907        305,369,408          57,496,988
                                                            ------------       ------------       ------------         -----------
Total increase in net assets ...........................         629,178          6,700,964        446,101,670          64,447,398
Net Assets:
   Beginning of period .................................      70,214,929         63,513,965         65,165,491             718,093
                                                            ------------       ------------       ------------         -----------
   End of period .......................................    $ 70,844,107       $ 70,214,929       $511,267,161         $65,165,491
                                                            ============       ============       ============         ===========
Undistributed net investment income/(loss) .............    $      1,646       $    131,333       $ (1,046,579)        $        --
                                                            ============       ============       ============         ===========


                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FOCUS FUND                  LONG-SHORT MARKET NEUTRAL FUND
                                                          -------------------------------------  -----------------------------------
                                                          FOR THE SIX MONTHS     FOR THE YEAR    FOR THE SIX MONTHS    FOR THE YEAR
                                                                 ENDED               ENDED              ENDED             ENDED
                                                           FEBRUARY 29, 2000    AUGUST 31, 1999   FEBRUARY 29, 2000  AUGUST 31, 1999
                                                           -----------------    ---------------   -----------------  ---------------
                                                               (UNAUDITED)                          (UNAUDITED)
Increase/(decrease)  in net assets:
Operations:
   Net investment income/(loss) ............................  $    (10,267)      $    156,770      $    114,580        $    499,594
   Net gain/(loss) on investments and foreign
     currency transactions .................................       194,816         12,468,793           984,987          (1,815,539)
                                                              ------------       ------------      ------------        ------------
   Net increase/(decrease) in net assets resulting
     from operations .......................................       184,549         12,625,563         1,099,567          (1,315,945)
                                                              ------------       ------------      ------------        ------------
Dividends and Distributions to
   shareholders:
From net investment income:
     Institutional shares ..................................      (124,682)           (49,578)         (345,792)            (30,279)
     Common shares .........................................          (623)                (1)         (127,325)            (90,662)
From net realized capital gains:
     Institutional shares ..................................    (9,020,862)                --                --             (52,082)
     Common shares .........................................       (77,776)                --                --            (159,858)
                                                              ------------       ------------      ------------        ------------
Total distributions to shareholders ........................    (9,223,943)           (49,579)         (473,117)           (332,881)
                                                              ------------       ------------      ------------        ------------
Net capital share transactions .............................  $(18,559,033)           253,862        (1,164,655)          3,132,125
                                                              ------------       ------------      ------------        ------------
Total increase/(decrease) in net assets ....................   (27,598,427)        12,829,846          (538,205)          1,483,299
Net Assets:
   Beginning of period .....................................    35,489,286         22,659,440         7,785,581           6,302,282
                                                              ------------       ------------      ------------        ------------
   End of period ...........................................  $  7,890,859       $ 35,489,286      $  7,247,376        $  7,785,581
                                                              ============       ============      ============        ============
Undistributed net investment income/(loss) .................  $    (10,220)      $    125,352      $     27,299        $    385,836
                                                              ============       ============      ============        ============


                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                            U.S. CORE FIXED INCOME FUND          STRATEGIC GLOBAL FIXED INCOME FUND
                                                       -------------------------------------    ------------------   ---------------
                                                        FOR THE SIX MONTHS   FOR THE YEAR       FOR THE SIX MONTHS    FOR THE YEAR
                                                             ENDED               ENDED                ENDED              ENDED
                                                       FEBRUARY 29, 2000     AUGUST 31, 1999     FEBRUARY 29, 2000   AUGUST 31, 1999
                                                       -----------------     ---------------     -----------------   ---------------
                                                          (UNAUDITED)                               (UNAUDITED)
Increase/(decrease)  in net assets:
Operations:
   Net investment income .........................       $ 10,941,097         $ 22,604,575         $    497,263       $ 1,429,705
   Net loss on investments and foreign
     currency transactions .......................           (852,333)         (12,460,691)          (1,135,691)         (570,760)
                                                         ------------         ------------          -----------       -----------
   Net increase/(decrease) in net assets resulting
     from operations .............................         10,088,764           10,143,884             (638,428)          858,945
                                                         ------------         ------------          -----------       -----------
Dividends and Distributions to
   shareholders:
From net investment income:
     Institutional shares ........................        (12,290,586)         (22,277,216)            (855,865)         (548,508)
     Common shares ...............................             (3,752)              (2,149)                (887)              (37)
From net realized capital gains:
     Institutional shares ........................           (369,326)          (4,420,509)                  --          (530,896)
     Common shares ...............................               (120)                 (11)                  --               (18)
                                                         ------------         ------------          -----------       -----------
Total distributions to shareholders ..............        (12,663,784)         (26,699,885)            (856,752)       (1,079,459)
                                                         ------------         ------------          -----------       -----------
Net capital share transactions ...................         27,735,682          (26,029,500)         (13,366,643)         (903,152)
                                                         ------------         ------------          -----------       -----------
Total increase/(decrease) in net assets ..........         25,160,662          (42,585,501)         (14,861,823)       (1,123,666)
Net Assets:
   Beginning of period ...........................        350,947,611          393,533,112           27,359,718        28,483,384
                                                         ------------         ------------          -----------       -----------
   End of period .................................       $376,108,273         $350,947,611         $ 12,497,895       $27,359,718
                                                         ============         ============         ============       ===========
Undistributed net investment income ..............       $  3,278,945         $  4,903,858         $    495,285       $   630,190
                                                         ============         ============         ============       ===========

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                  HIGH YIELD FUND                        MUNICIPAL BOND FUND
                                                       -------------------------------------     -----------------------------------
                                                       FOR THE SIX MONTHS     FOR THE YEAR       FOR THE SIX MONTHS   FOR THE YEAR
                                                            ENDED                ENDED                 ENDED             ENDED
                                                       FEBRUARY 29, 2000     AUGUST 31, 1999     FEBRUARY 29, 2000   AUGUST 31, 1999
                                                       -----------------     ---------------     -----------------   ---------------
                                                          (UNAUDITED)                               (UNAUDITED)
Increase/(decrease) in net assets:
Operations:
   Net investment income .........................       $  5,935,229         $ 11,684,546          $   443,502       $ 1,030,410
   Net gain/(loss) on investments and foreign
     currency transactions .......................          1,360,147           (9,152,286)            (461,281)         (944,193)
                                                         ------------         ------------          -----------       -----------
   Net increase/(decrease) in net assets resulting
     from operations .............................          7,295,376            2,532,260              (17,779)           86,217
                                                         ------------         ------------          -----------       -----------
Dividends and Distributions to
   shareholders:
From net investment income:
     Institutional shares ........................         (5,522,389)          (8,940,115)            (478,614)       (1,031,337)
     Common shares ...............................         (1,347,004)          (1,873,396)              (5,498)           (4,114)
From net realized capital gains:
     Institutional shares ........................                 --                   --              (27,430)         (320,024)
     Common shares ...............................                 --                   --                 (376)              (14)
                                                         ------------         ------------          -----------       -----------
Total distributions to shareholders ..............         (6,869,393)         (10,813,511)            (511,918)       (1,355,489)
                                                         ------------         ------------          -----------       -----------
Net capital share transactions ...................         (5,495,081)          42,820,448           (5,792,072)        1,674,840
                                                         ------------         ------------          -----------       -----------
Total increase/(decrease) in net assets ..........         (5,069,098)          34,539,197           (6,321,769)          405,568
Net Assets:
   Beginning of period ...........................        129,152,909           94,613,712           22,634,200        22,228,632
                                                         ------------         ------------          -----------       -----------
   End of period .................................       $124,083,811         $129,152,909          $16,312,431       $22,634,200
                                                         ============         ============          ===========       ===========
Undistributed net investment income ..............       $  1,870,259         $  2,804,423          $    72,919       $   113,529
                                                         ============         ============          ===========       ===========


                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                            INTERNATIONAL GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                       INSTITUTIONAL
                             ----------------------------------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                FOR THE YEAR ENDED AUGUST 31,
                             FEBRUARY 29, 2000 ----------------------------------------------------------------
                               (UNAUDITED)      1999           1998          1997          1996          1995
                             ----------------- --------      --------      --------      --------      --------
Net asset value,
  beginning of period .....      $  23.47      $  22.70      $  22.22      $  19.41      $  18.24      $  20.73
  Income from investment
    operations
    Net investment
      income/(loss) .......         (0.05)         0.14          0.15          0.18          0.19          0.06
    Net gain/(loss) on
      investments and
      foreign currency
      transactions (both
      realized and
      unrealized) .........          5.52          2.90          3.26          2.89          1.05         (1.75)
                                 --------      --------      --------      --------      --------      --------
    Total from investment
      operations ..........          5.47          3.04          3.41          3.07          1.24         (1.69)
                                 --------      --------      --------      --------      --------      --------
  Less Distributions
    Dividends from
      net investment
      income ..............         (0.10)        (0.28)           --         (0.26)        (0.07)           --
    Distributions from
      capital gains .......         (4.00)        (1.99)        (2.93)           --            --         (0.80)

                                 --------      --------      --------      --------      --------      --------
    Total distributions ...         (4.10)        (2.27)        (2.93)        (0.26)        (0.07)        (0.80)

                                 --------      --------      --------      --------      --------      --------
Net asset value,
  end of period ...........      $  24.84      $  23.47      $  22.70      $  22.22      $  19.41      $  18.24
                                 ========      ========      ========      ========      ========      ========
Total return ..............      23.94%(c)       13.88%        16.74%        15.93%       6.81%(d)    (8.06)%(d)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ........      $566,202      $675,118      $623,482      $568,510      $682,271      $773,255
  Ratio of expenses to
    average net assets ....       1.13%(b)      1.21%(a)      1.14%(a)      1.16%(a)      1.19%(a)      1.25%(a)
  Ratio of net investment
    income/(loss) to
    average net assets ....     (0.58)%(b)        0.60%         0.72%         0.71%         0.84%         0.35%
  Fund turnover rate ......         71%(c)         182%          141%          126%           86%           78%




                                                       COMMON
                             ---------------------------------------------------------------
                              FOR THE  PERIOD      FOR THE YEAR ENDED       FOR THE PERIOD
                             SEPTEMBER 1, 1999        AUGUST 31,           NOVEMBER 1, 1996*
                             JANUARY 7, 2000**   -----------------------     TO AUGUST 31,
                               (UNAUDITED)        1999             1998          1997
                             -----------------   -------          ------        ------
Net asset value,
  beginning of period .....      $ 23.25         $ 22.56          $22.17        $19.67
  Income from investment
    operations
    Net investment
      income/(loss) .......        (0.04)           0.12+           0.03          0.36
    Net gain/(loss) on
      investments and
      foreign currency
      transactions (both
      realized and
      unrealized) .........         4.80            2.83            3.29          2.40
                                 -------         -------          ------        ------
    Total from investment
      operations ..........         4.76            2.95            3.32          2.76
                                 -------         -------          ------        ------
  Less Distributions
    Dividends from
      net investment
      income ..............           --           (0.27)             --         (0.26)
    Distributions from
      capital gains .......        (4.00)          (1.99)          (2.93)           --
                                 -------         -------          ------        ------
    Total distributions ...        (4.00)          (2.26)          (2.93)        (0.26)
                                 -------         -------          ------        ------
Net asset value,
  end of period ...........      $ 24.01         $ 23.25          $22.56        $22.17
                                 =======         =======          ======        ======
Total return ..............     20.62%(c)         13.52%          16.33%      14.14%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ........      $    --          $8,776          $1,620          $147
  Ratio of expenses to
    average net assets ....      1.28%(b)        1.50%(a)        1.40%(a)   1.43%(a)(b)
  Ratio of net investment
    income/(loss) to
    average net assets ....    (0.73)%(b)          0.31%           0.58%       1.15%(b)
  Fund turnover rate ......        71%(c)           182%            141%        126%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.22%, 1.23% ,1.25%, 1.22% and 1.26% for the years ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.51% and 1.48 % for the years ended August 31, 1999 and 1998, respectively, and 1.53% annualized for the period ended August 31, 1997.

(b) Annualized.

(c) Not annualized.

(d) Redemption fees not reflected in total return.

 *  Commencement  of  operations.

**  Last day of operations.

+ Per Share information is calculated using the average share outstanding method.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                              EUROPEAN EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                              INSTITUTIONAL                               COMMON
                                                 --------------------------------------   ---------------------------------------
                                                    FOR THE SIX                             FOR THE SIX
                                                    MONTHS ENDED       FOR THE PERIOD       MONTHS ENDED          FOR THE PERIOD
                                                 FEBRUARY 29, 2000    JANUARY 28, 1999*   FEBRUARY 29, 2000     JANUARY 28, 1999*
                                                    (UNAUDITED)     TO AUGUST   31, 1999     (UNAUDITED)       TO AUGUST 31, 1999
                                                 -----------------  --------------------   -----------------    ------------------
Net asset value, beginning of period ........         $ 9.80              $10.00                $  9.79             $ 10.00
                                                      ------              ------                -------             -------
  Income from investment operations
    Net investment income ...................          (0.01)               0.09                  (0.04)               0.08
    Net gain/(loss) on investments and
      foreign currency transactions
      (both realized and unrealized) ........           3.18               (0.29)                  3.18               (0.29)
                                                      ------              ------                -------             -------
    Total from investment operations ........           3.17               (0.20)                  3.14               (0.21)
                                                      ------              ------                -------             -------
  Less Distributions
    Dividends from net investment income ....          (0.07)                 --                  (0.05)                 --
    Distributions from capital gains ........             --                  --                     --                  --
                                                      ------              ------                -------             -------
    Total distributions .....................          (0.07)                 --                  (0.05)                 --
                                                      ------              ------                -------             -------
Net asset value, end of period ..............         $12.90              $ 9.80                $ 12.88             $  9.79
                                                      ======              ======                =======             =======
  Total return ..............................       32.38%(c)          (2.00)%(c)              32.12%(c)          (2.10)%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted) ..         $  130              $   98                $38,524             $24,588
  Ratio of expenses to average net assets ...     1.23%(a)(b)         1.16%(a)(b)            1.53%(a)(b)         1.46%(a)(b)
  Ratio of net investment income/(loss) to
  average net assets                               (0.37)%(b)            1.67%(b)             (0.65)%(b)            1.41%(b)
  Fund turnover rate ........................         112%(c)             161%(c)                112%(c)             161%(c)


(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 2.39% annualized for the six months ended February 29, 2000 and 2.29% annualized for the period ended August 31, 1999. Without the volunary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 2.72% annualized for the six months ended February 29, 2000 and 2.64% annualized for the period ended August 31, 1999.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.





                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                              U.S. CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                INSTITUTIONAL
                                          --------------------------------------------------------------------------------------
                                            FOR THE SIX                                                          FOR THE PERIOD
                                            MONTHS ENDED                  FOR THE YEAR ENDED AUGUST 31,         AUGUST 31, 1994*
                                          FEBRUARY 29, 2000    --------------------------------------------       TO AUGUST 31,
                                             (UNAUDITED)        1999           1998        1997         1996         1995
                                          ----------------     -------        -------     -------      -------   --------------
Net asset value, beginning of period ...       $ 19.58         $ 21.73        $ 24.40     $ 19.05      $ 17.86       $ 15.00
                                               -------         -------        -------     -------      -------       -------
  Income from investment operations
    Net investment income ..............          0.04            0.07           0.01        0.14         0.20          0.22
    Net gain on investments
      (both realized and unrealized) ...          2.15            7.56           0.88        6.82         2.81          2.72
                                               -------         -------        -------     -------      -------       -------
    Total from investment operations ...          2.19            7.63           0.89        6.96         3.01          2.94
                                               -------         -------        -------     -------      -------       -------
  Less Distributions
    Dividends from net investment
      income ...........................         (0.07)          (0.04)         (0.13)      (0.20)       (0.21)        (0.08)
    Distributions from capital gains ...         (2.98)          (9.74)         (3.43)      (1.41)       (1.61)           --
                                               -------         -------        -------     -------      -------       -------
    Total distributions ................         (3.05)          (9.78)         (3.56)      (1.61)       (1.82)        (0.08)
                                               -------         -------        -------     -------      -------       -------
Net asset value, end of period .........       $ 18.72         $ 19.58        $ 21.73     $ 24.40      $ 19.05       $ 17.86
                                               =======         =======        =======     =======      =======       =======
Total return ...........................      11.73%(c)         38.07%          3.18%      38.32%       17.59%        19.75%
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) .....................       $70,844         $70,081        $63,514     $86,182      $59,015       $31,644
  Ratio of expenses to average
    net assets .........................    1.01%(a)(b)        0.99%(a)       1.00%(a)    1.00%(a)     1.00%(a)      1.00%(a)
  Ratio of net investment income
    to average net assets ..............       0.33%(b)          0.32%          0.23%       0.67%        1.25%         1.59%
  Fund turnover rate ...................         45%(c)           110%           164%          93%        127%          123%





                                                              COMMON
                                         ---------------------------------------------
                                          FOR THE PERIOD
                                         SEPTEMBER 1, 1999 TO       FOR THE PERIOD
                                          JANUARY 7, 2000**        OCTOBER 30, 1998*
                                             (UNAUDITED)          TO AUGUST 31, 1999
                                         --------------------     ------------------
Net asset value, beginning of period ...        $19.53                   $25.22
                                                ------                   ------
  Income from investment operations
    Net investment income ..............          0.02                     0.04
    Net gain on investments
      (both realized and unrealized) ...          2.68                     4.05
                                                ------                   ------
    Total from investment operations ...          2.70                     4.09
                                                ------                   ------
  Less Distributions
    Dividends from net investment
      income ...........................         (0.04)                   (0.04)
    Distributions from capital gains ...         (2.98)                   (9.74)
                                                ------                   ------
    Total distributions ................         (3.02)                   (9.78)
                                                ------                   ------
Net asset value, end of period .........        $19.21                   $19.53
                                                ======                   ======
Total return ...........................      14.82%(c)                18.67%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) .....................        $   --                  $   134
  Ratio of expenses to average
    net assets .........................    1.11%(a)(b)              1.26%(a)(b)
  Ratio of net investment income
    to average net assets ..............       0.29%(b)                 0.02%(b)
  Fund turnover rate ...................         45%(c)                  110%(c)




(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.15% annualized for six months ended February 29, 2000 and 1.22%, 1.18%, 1.18% and 1.34% for the years ended August 31, 1999, 1998, 1997 and
    1996, respectively, and 1.51% annualized for the period ended August 31, 1995. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.29% annualized for period ended January 7, 2000 and 1.51% annualized for the period ended August 31, 1999.

(b) Annualized.

(c) Not Annualized.

 *  Commencement of operations.

 ** Last day of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                         GLOBAL TELECOMMUNICATIONS FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                        COMMON
                                                             --------------------------------------------------------------------
                                                                 FOR THE SIX          FOR THE YEAR ENDED        FOR THE PERIOD
                                                                 MONTHS ENDED              AUGUST 31,          DECEMBER 4, 1996*
                                                              FEBRUARY 29, 2000    ------------------------     TO AUGUST 31,
                                                                 (UNAUDITED)        1999              1998           1997
                                                             -----------------     -------           ------   -----------------
Net asset value, beginning of period .....................         $ 41.22         $ 20.54           $17.30        $15.00
                                                                   -------         -------           ------        ------
  Income from investment operations
    Net investment income/(loss) .........................           (0.10)          (0.04)           (0.01)         0.02
    Net gain on investments and foreign currency
      transactions (both realized and unrealized) ........           42.76           23.56             4.29          2.28
                                                                   -------         -------           ------        ------
    Total from investment operations .....................           42.66           23.52             4.28          2.30
                                                                   -------         -------           ------        ------
  Less Distributions
    Dividends from net investment income .................              --              --               --            --
    Distributions from capital gains .....................           (1.23)          (2.84)           (1.04)           --
                                                                   -------         -------           ------        ------
    Total distributions .................................            (1.23)          (2.84)           (1.04)           --
                                                                   -------         -------           ------        ------
Net asset value, end of period ...........................         $ 82.65         $ 41.22           $20.54        $17.30
                                                                   =======         =======           ======        ======
Total return .............................................       104.49%(c)        120.73%           25.38%      15.33%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted) ...............        $511,267         $65,165            $ 718         $ 569
  Ratio of expenses to average net assets                       1.65%(a)(b)        1.65%(a)         1.65%(a)   1.65%(a)(b)
  Ratio of net investment income/(loss) to
   average net assets ....................................       (0.80)%(b)        (0.35)%          (0.03)%       0.16%(b)
  Fund turnover rate .....................................           50%(c)           203%             169%         43%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.67% annualized for the six months ended February 29, 2000 and 2.52% and 6.86% for the years ended August 31, 1999 and 1998, respectively, and 8.38% annualized for the period ended August 31, 1997.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                                   FOCUS FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           INSTITUTIONAL                                   COMMON
                                           ------------------------------------------------- --------------------------------------
                                             FOR THE SIX      FOR THE YEAR   FOR THE PERIOD     FOR THE SIX
                                            MONTHS ENDED          ENDED      JULY 31, 1998*    MONTHS ENDED       FOR THE PERIOD
                                           FEBRUARY 29, 2000    AUGUST 31,    TO AUGUST 31,  FEBRUARY 29, 2000   OCTOBER 30, 1998*
                                              (UNAUDITED)         1999            1998          (UNAUDITED)      TO AUGUST 31, 1999
                                           -----------------    ----------    -------------  -----------------   ------------------
Net asset value, beginning of period .....       $ 20.15         $ 13.17         $ 15.00           $20.11               $15.95
                                                 -------         -------         -------           ------               ------
  Income from investment operations
    Net investment income/(loss) .........         (0.01)+          0.08            0.01            (0.02)+               0.02
    Net gain/(loss) on investments
      (both realized and unrealized ......          1.97            6.92           (1.84)            1.94                 4.16
                                                 -------         -------         -------           ------               ------
    Total from investment operations .....          1.96            7.00           (1.83)            1.92                 4.18
                                                 -------         -------         -------           ------               ------
  Less Distributions
    Dividends from net investment income .         (0.07)          (0.02)             --            (0.07)               (0.02)
    Distributions from capital gains .....         (5.70)             --              --            (5.70)                  --
                                                 -------         -------         -------           ------               ------
    Total distributions ..................         (5.77)          (0.02)             --            (5.77)               (0.02)
                                                 -------         -------         -------           ------               ------
Net asset value, end of period ...........       $ 16.34         $ 20.15         $ 13.17           $16.26               $20.11
                                                 =======         =======         =======           ======               ======
Total return .............................      13.64%(c)         53.21%      (12.20)%(c)        13.40%(c)            26.19%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted)       $ 6,945         $35,394         $22,659           $  946               $   95
  Ratio of expenses to average net assets     1.00%(a)(b)        0.99%(a)     1.00%(a)(b)      1.25%(a)(b)          1.29%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets ................     (0.13)%(b)          0.47%         0.92%(b)       (0.27)%(b)             0.17%(b)
  Fund turnover rate .....................        123%(c)           209%           52%(c)          123%(c)              209%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 2.07% annualized for the six months ended February 29, 2000, 1.42% for the year ended August 31, 1999 and 1.30% annualized for the period ended August 31, 1998. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 4.33% annualized for the six months ended February 29, 2000 and 1.74% annualized for the period ended August 31, 1999.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.

+ Per share information is calculated using the average share outstanding method.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                         LONG-SHORT MARKET NEUTRAL FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                             INSTITUTIONAL
                                                               -------------------------------------------------------------------
                                                                   FOR THE SIX                FOR THE YEAR          FOR THE PERIOD
                                                                   MONTHS ENDED                  ENDED              JULY 31, 1998*
                                                                FEBRUARY 29, 2000              AUGUST 31,            TO AUGUST 31,
                                                                    (UNAUDITED)                   1999                    1998
                                                                    -----------                  ------                  ------
Net asset value, beginning of period .................                $14.21                     $15.27                  $15.00
                                                                      ------                     ------                  ------
  Income from investment operations
    Net investment income ............................                  0.25+                      0.39+                   0.05
    Net gain/(loss) on investments and securities sold
      short (both realized and unrealized) ...........                  2.16                      (1.25)                   0.22
                                                                      ------                     ------                  ------
    Total from investment operations .................                  2.41                      (0.86)                   0.27
                                                                      ------                     ------                  ------
  Less Distributions
    Dividends from net investment income .............                 (1.12)                     (0.07)                     --
    Distributions from capital gains .................                    --                      (0.13)                     --
                                                                      ------                     ------                  ------
    Total distributions ..............................                 (1.12)                     (0.20)                     --
                                                                      ------                     ------                  ------
Net asset value, end of period .......................                $15.50                     $14.21                  $15.27
                                                                      ======                     ======                  ======
Total return .........................................              17.76%(c)                   (5.68)%                 1.80%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted) ...........                $3,750                     $5,901                  $6,302
  Ratio of expenses to average net assets
    (including dividend expense) .....................            3.09%(a)(b)                   3.33%(a)             4.32%(a)(b)
  Ratio of expenses to average net assets
    (excluding dividend expense) .....................            2.00%(a)(b)                   2.00%(a)             2.00%(a)(b)
  Ratio of net investment income to average net assets               3.43%(b)                     2.65%                 1.96%(b)
  Fund turnover rate .................................                147%(c)                      705%                  130%(c)

                                                                                          COMMON
                                                                        ---------------------------------------------
                                                                           FOR THE SIX
                                                                           MONTHS ENDED             FOR THE PERIOD
                                                                        FEBRUARY 29, 2000          SEPTEMBER 8, 1998*
                                                                            (UNAUDITED)            TO AUGUST 31, 1999
                                                                            -----------            ------------------
Net asset value, beginning of period .................                        $ 14.19                    $ 15.19
                                                                              -------                    -------
  Income from investment operations
    Net investment income ............................                           0.24+                      0.32+
    Net gain/(loss) on investments and securities sold
      short (both realized and unrealized) ...........                           2.17                      (1.12)
                                                                              -------                    -------
    Total from investment operations .................                           2.41                      (0.80)
                                                                              -------                    -------
  Less Distributions
    Dividends from net investment income .............                          (0.93)                     (0.07)
    Distributions from capital gains .................                             --                      (0.13)
                                                                              -------                    -------
    Total distributions ..............................                          (0.93)                     (0.20)
                                                                              -------                    -------
Net asset value, end of period .......................                        $ 15.67                    $ 14.19
                                                                              =======                    =======
Total return .........................................                       17.63%(c)                 (5.33)%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted) ...........                        $ 3,497                    $ 1,885
  Ratio of expenses to average net assets
    (including dividend expense) .....................                     3.37%(a)(b)                3.40%(a)(b)
  Ratio of expenses to average net assets
    (excluding dividend expense) .....................                     2.26%(a)(b)                2.24%(a)(b)
  Ratio of net investment income to average net assets                        3.23%(b)                   2.46%(b)
  Fund turnover rate .................................                         147%(c)                      705%



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 3.46% (excluding dividend expense) and 4.55% (including dividend expense) annualized for the six months ended February 29, 2000, 2.56% (excluding dividend expense) and 3.93% (including dividend expense) for the year ended August 31, 1999 and 5.12% (excluding dividend expense) and 7.44% (including dividend expense) annualized for the period ended August 31, 1998. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 3.90% (excluding dividend expense) and 5.18% (including dividend expense) annualized for the six months ended February 29, 2000 and 2.84% (excluding dividend expense) and 4.00% (including dividend expense) annualized for the period ended August 31, 1999.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.

+ Per share information is calculated using the average share outstanding method.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                           U.S. CORE FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                      INSTITUTIONAL
                                              -------------------------------------------------------------------------------------
                                                 FOR THE SIX
                                                 MONTHS ENDED                             FOR THE YEAR ENDED AUGUST 31,
                                              FEBRUARY 29, 2000    ----------------------------------------------------------------
                                                 (UNAUDITED)         1999         1998           1997          1996         1995
                                              -----------------    --------     --------       --------      --------      -------
Net asset value, beginning of period ......        $  15.01        $  15.72     $  15.65       $  15.06      $  15.42      $ 14.77
                                                   --------        --------     --------       --------      --------      -------
  Income from investment operations
    Net investment income .................            0.49            0.93         0.84           0.92          0.95         0.88
    Net gain/(loss) on investments, futures
      and foreign currency transactions
      (both realized and unrealized) ......           (0.06)          (0.56)        0.33           0.76         (0.16)        0.61
                                                   --------        --------     --------       --------      --------      -------
    Total from investment operations ......            0.43            0.37         1.17           1.68          0.79         1.49
                                                   --------        --------     --------       --------      --------      -------
  Less Distributions
    Dividends from net investment
      income ..............................           (0.56)          (0.91)       (0.87)         (0.97)        (0.93)       (0.84)
    Distributions from capital gains ......           (0.02)          (0.17)       (0.23)         (0.12)        (0.22)          --
                                                   --------        --------     --------       --------      --------      -------
    Total distributions ...................           (0.58)          (1.08)       (1.10)         (1.09)        (1.15)       (0.84)
                                                   --------        --------     --------       --------      --------      -------
Net asset value, end of period ............        $  14.86        $  15.01     $  15.72       $  15.65      $  15.06      $  5.42
                                                   ========        ========     ========       ========      ========      =======
Total return ..............................         2.87%(c)          2.37%        7.77%         11.53%         5.23%       10.60%
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted)         $376,108        $350,844     $393,533       $177,219      $118,596      $99,250
  Ratio of expenses to average net assets .      0.45%(a)(b)        0.44%(a)     0.47%(a)       0.50%(a)      0.50%(a)     0.50%(a)
  Ratio of net investment income to
    average net assets ....................         6.58%(b)          5.90%        5.87%          6.31%         6.43%        6.47%
  Fund turnover rate ......................          224%(c)           569%         372%           372%          201%         304%



                                                                     COMMON
                                                    -------------------- ------------------
                                                       FOR THE PERIOD
                                                     SEPTEMBER 1, 1999 TO   FOR THE PERIOD
                                                       JANUARY 7, 2000**    OCTOBER 30, 1998*
                                                        (UNAUDITED)        TO AUGUST 31, 1999
                                                           ------              ------
Net asset value, beginning of period ......                $14.99              $15.68
                                                           ------              ------
  Income from investment operations
    Net investment income .................                  0.47                0.74
    Net gain/(loss) on investments, futures
      and foreign currency transactions
      (both realized and unrealized) ......                 (0.21)              (0.58)
                                                           ------              ------
    Total from investment operations ......                  0.26                0.16
                                                           ------              ------
  Less Distributions
    Dividends from net investment
      income ..............................                 (0.54)              (0.68)
    Distributions from capital gains ......                 (0.02)              (0.17)
                                                           ------              ------
    Total distributions ...................                 (0.56)              (0.85)
                                                           ------              ------
Net asset value, end of period ............                $14.69              $14.99
                                                           ======              ======
Total return ..............................               1.70%(c)            1.00%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted)                 $   --              $  104
  Ratio of expenses to average net assets .            0.57%(a)(b)         0.70%(a)(b)
  Ratio of net investment income to
    average net assets ....................               6.39%(b)            5.82%(b)
  Fund turnover rate ......................                224%(c)             569%(c)



(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been .59% annualized for the six months ended February 29, 2000 and .62%, .74%, .78%, .78% and .84% for the years ended August 31, 1999, 1998,
    1997, 1996 and 1995, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been .78% annualized for the period ended January 7, 2000 and .90% annualized for the period ended August 31, 1999.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.

**  Last day of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STRATEGIC GLOBAL FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                     INSTITUTIONAL
                                                 -----------------------------------------------------------------------------------
                                                  FOR THE SIX
                                                  MONTHS ENDED                            FOR THE YEAR ENDED AUGUST 31,
                                                 FEBRUARY 29, 2000    --------------------------------------------------------------
                                                    (UNAUDITED)         1999            1998         1997        1996       1995
                                                  --------------      -------         -------      -------     -------     -------
Net asset value, beginning of period ......           $ 14.97         $ 15.10         $ 15.41      $ 15.75     $ 15.67     $ 15.00
                                                      -------         -------         -------      -------     -------     -------
  Income from investment operations
    Net investment income .................              1.38            0.79            0.87         0.85        0.87        1.06
    Net gain/(loss) on investments, futures
      and foreign currency transactions
      (both realized and unrealized) ......             (1.90)          (0.35)          (0.25)       (0.16)       0.58        0.49
                                                      -------         -------         -------      -------     -------     -------
    Total from investment operations ......             (0.52)           0.44            0.62         0.69        1.45        1.55
                                                      -------         -------         -------      -------     -------     -------
  Less Distributions
    Dividends from net investment
      income ..............................             (0.73)          (0.29)          (0.45)       (0.71)      (1.22)      (0.88)
    Distributions from capital gains ......             --              (0.28)          (0.48)       (0.32)      (0.15)      --
                                                      -------         -------         -------      -------     -------     -------
    Total distributions ...................             (0.73)          (0.57)          (0.93)       (1.03)      (1.37)      (0.88)
                                                      -------         -------         -------      -------     -------     -------
Net asset value, end of period ............            $13.72         $ 14.97         $ 15.10      $ 15.41      $15.75      $15.67
                                                      =======         =======         =======      =======     =======     =======
Total return ..............................         (3.65)%(c)          2.78%           4.19%        4.48%       9.65%      10.72%
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ........................          $ 12,498        $ 27,342         $28,483      $44,285     $38,348     $19,565
  Ratio of expenses to average net assets .        0.75%(a)(b)        0.74%(a)        0.75%(a)     0.75%(a)    0.75%(a)    0.75%(a)
  Ratio of net investment income
    to average net assets .................           5.01%(b)          4.96%           5.30%        5.31%       7.37%       7.26%
  Fund turnover rate ......................            104%(c)           305%            283%          98%         87%         91%


                                                                      COMMON
                                                     ---------------------------------------
                                                      FOR THE PERIOD
                                                     SEPTEMBER 1, 1999 TO    FOR THE PERIOD
                                                     JANUARY 7, 2000**    OCTOBER 30, 1998*
                                                        (UNAUDITED)       TO AUGUST 31, 1999
                                                     -------------------- ------------------
Net asset value, beginning of period ......                $14.91              $16.10
                                                           ------              ------
  Income from investment operations
    Net investment income .................                  0.36                0.63
    Net gain/(loss) on investments, futures
      and foreign currency transactions
      (both realized and unrealized) ......                 (0.52)              (1.26)
                                                           ------              ------
    Total from investment operations ......                 (0.16)              (0.63)
                                                           ------              ------
  Less Distributions
    Dividends from net investment
      income ..............................                 (0.71)              (0.28)
    Distributions from capital gains ......                    --               (0.28)
                                                           ------              ------
    Total distributions ...................                 (0.71)              (0.56)
                                                           ------              ------
Net asset value, end of period ............                $14.04              $14.91
                                                           ======              ======
Total return ..............................             (1.08)%(c)          (4.09)%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ........................                $   --              $   18
  Ratio of expenses to average net assets .            0.86%(a)(b)         1.00%(a)(b)
  Ratio of net investment income
    to average net assets .................               4.87%(b)            4.80%(b)
  Fund turnover rate ......................                104%(c)             305%(c)


(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.95% annualized for six months ended February 29, 2000 and 1.27%, 1.17%, 0.98%, 1.07% and 1.29% for the years ended August 31, 1999, 1998,
    1997, 1996 and 1995, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 2.01% annualized for period ended January 7, 2000 and 1.56% annualized for the period ended August 31, 1999.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.

**  Last day of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                                 HIGH YIELD FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                          INSTITUTIONAL
                           --------------------------------------------------------------------------
                             FOR THE SIX
                             MONTHS ENDED            FOR THE YEAR ENDED AUGUST 31,
                           FEBRUARY 29, 2000 --------------------------------------------------------
                              (UNAUDITED)     1999         1998        1997       1996         1995
                           ----------------  -------     -------     -------     -------     --------
Net asset value,
  beginning of period ...     $ 15.32       $ 16.60     $ 17.08     $ 16.09     $ 15.72     $  15.94
                              -------       -------     -------     -------     -------     --------
  Income from investment
    operations
    Net investment income        0.71+         1.42        1.43        1.37        1.47         1.42
    Net gain/(loss) on
      investments (both
      realized and
      unrealized) .......        0.22         (1.33)      (0.49)       0.96        0.40        (0.30)
                              -------       -------     -------     -------     -------     --------
    Total from investment
      operations ........        0.93          0.09        0.94        2.33        1.87         1.12
                              -------       -------     -------     -------     -------     --------
Less Distributions
  Dividends from net
    investment income ...       (0.79)        (1.37)      (1.42)      (1.34)      (1.50)       (1.34)
  Distributions from
    capital gains .......          --            --          --          --          --           --
                              -------       -------     -------     -------     -------     --------
  Total distributions ...       (0.79)        (1.37)      (1.42)      (1.34)      (1.50)       (1.34)
                              -------       -------     -------     -------     -------     --------
    Net asset value,
      end of period .....     $ 15.46       $ 15.32     $ 16.60     $ 17.08     $ 16.09     $  15.72
                              =======       =======     =======     =======     =======     ========
Total return ............     6.37%(c)        0.67%       5.48%      15.17%      12.42%      7.79%(d)
Ratios/Supplemental Data:
  Net assets, end of
    period
    (000s omitted) ......     $90,945       $95,129     $94,044     $92,630     $75,849     $153,621
  Ratio of expenses to
    average net assets ..  0.70%(a)(b)  (0.69%(a)    0.70%(a)    0.70%(a)    0.88%(a)     1.00%(a)
  Ratio of net investment
    income to average
    net assets ..........     9.50%(b)        9.10%       8.12%       8.44%       8.92%        9.37%
  Fund turnover rate ....       15%(c)          40%         60%         84%        143%          70%



                                                     COMMON
                            ----------------------------------------------------------
                               FOR THE SIX    FOR THE YEAR ENDED      FOR THE PERIOD
                               MONTHS ENDED        AUGUST 31,        NOVEMBER 1, 1996*
                            FEBRUARY 29, 2000 ------------------      TO AUGUST 31,
                               (UNAUDITED)      1999       1998           1997
                            ----------------- -------     ------    ------------------
Net asset value,
  beginning of period ...        $ 15.38      $ 16.62     $17.08        $  16.21
                                 -------      -------     ------        --------
  Income from investment
    operations
  Net investment income             0.69+        1.39+      1.36            0.93
    Net gain/(loss) on
      investments (both
      realized and
      unrealized) .......           0.22        (1.34)    (0.45)            0.87
                                  ------      -------     ------          ------
    Total from investment
      operations ........           0.91         0.05       0.91            1.80
                                  ------      -------     ------          ------
Less Distributions
  Dividends from net
    investment income ...          (0.76)       (1.29)     (1.37)          (0.93)
  Distributions from
    capital gains .......             --           --         --              --
                                  ------      -------     ------          ------
  Total distributions ...          (0.76)       (1.29)     (1.37)          (0.93)
                                  ------      -------     ------          ------
    Net asset value,
      end of period .....         $15.53      $ 15.38     $16.62          $17.08
                                  ======      =======     ======          ======
Total return ............        6.23%(c)       0.39%      5.27%        11.49%(c)
Ratios/Supplemental Data:
  Net assets, end of
    period (000s omitted)        $33,139      $34,024     $  570          $   86
  Ratio of expenses to
    average net assets ..     0.96%(a)(b)     0.95%(a)   0.95%(a)     0.96%(a)(b)
  Ratio of net investment
    income to average
    net assets ..........        9.27%(b)       8.86%      7.96%         8.13%(b)
  Fund turnover rate ....          15%(c)         40%        60%           84%(c)


(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.11% annualized for six months ended February 29, 2000 and 1.04%, 1.14%, 1.13%, 1.11% and 1.08% for the years ended August 31, 1999, 1998,
    1997, 1996 and 1995, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.42% annualized for six months ended February 29, 2000 and 1.34% and 1.39 % for the years ended August 31, 1999 and 1998, respectively, and 1.47% annualized for the period ended August 31, 1997.

(b) Annualized.

(c) Not annualized.

(d) Redemption fees not reflected in total return.

*   Inception Date.

+ Per share information is calculated using the average share outstanding method.



                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                               MUNICIPAL BOND FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                          INSTITUTIONAL
                                            --------------------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED                             FOR THE YEAR ENDED AUGUST 31,
                                            FEBRUARY 29, 2000        -------------------------------------------------------------
                                               (UNAUDITED)            1999          1998           1997         1996         1995
                                            -----------------        -------       -------       -------      -------      -------
Net asset value, beginning of period ....        $ 14.30             $ 15.12       $ 14.84       $ 14.65      $ 15.46      $ 15.06
                                                 -------             -------       -------       -------      -------      -------
  Income from investment operations
    Net investment income ...............           0.34                0.67          0.70          0.72         0.73         0.71
    Net gain/(loss) on investments
      (both realized and unrealized) ....          (0.35)              (0.60)         0.40          0.65        (0.37)        0.50
                                                 -------             -------       -------       -------      -------      -------
    Total from investment operations ....          (0.01)               0.07          1.10          1.37         0.36         1.21
                                                 -------             -------       -------       -------      -------      -------
  Less Distributions
    Dividends from net investment
      income ............................          (0.38)              (0.68)        (0.71)        (0.72)       (0.74)       (0.76)
    Distributions from capital gains ....          (0.02)              (0.21)        (0.11)        (0.46)       (0.43)       (0.05)
                                                 -------             -------       -------       -------      -------      -------
    Total distributions .................          (0.40)              (0.89)        (0.82)        (1.18)       (1.17)       (0.81)
                                                 -------             -------       -------       -------      -------      -------
Net asset value, end of period ..........         $13.89              $14.30        $15.12       $ 14.84      $ 14.65       $15.46
                                                 =======             =======       =======       =======      =======      =======
Total return ............................      (0.07)%(c)              0.36%         7.62%         9.74%        2.27%        8.42%
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ......................        $16,095             $22,423       $22,229       $19,810      $19,581      $48,978
  Ratio of expenses to average net assets     1.00%(a)(b)            0.99%(a)      1.00%(a)      1.00%(a)     1.00%(a)     1.00%(a)
  Ratio of net investment income
    average net assets ..................        4.86%(b)              4.49%         4.72%         4.88%        4.62%        4.76%
  Fund turnover rate ....................           3%(c)                26%           57%           43%          34%          25%




                                                           COMMON
                                            --------------------------------------
                                                FOR THE SIX
                                                MONTHS ENDED      FOR THE PERIOD
                                            FEBRUARY 29, 2000O   OCTOBER 30, 1998*
                                                (UNAUDITED)     TO AUGUST 31, 1999
                                            ------------------  ------------------
Net asset value, beginning of period ....          $14.29              $15.14
                                                   ------              ------
  Income from investment operations
    Net investment income ...............            0.33                0.54
    Net gain/(loss) on investments
      (both realized and unrealized) ....           (0.35)              (0.66)
                                                   ------              ------
    Total from investment operations ....           (0.02)              (0.12)
                                                   ------              ------
  Less Distributions
    Dividends from net investment
      income ............................           (0.35)              (0.52)
    Distributions from capital gains ....           (0.02)              (0.21)
                                                   ------              ------
    Total distributions .................           (0.37)              (0.73)
                                                   ------              ------
Net asset value, end of period ..........          $13.90              $14.29
                                                   ======              ======
Total return ............................       (0.07)%(c)          (0.85)%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ......................          $  217              $  211
  Ratio of expenses to average net assets      1.26%(a)(b)         1.26%(a)(b)
  Ratio of net investment income
    average net assets ..................         4.64%(b)            4.44%(b)
  Fund turnover rate ....................            3%(c)              26%(c)





(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.68% annualized for the six months ended February 29, 2000 and 1.43%, 1.39%, 1.37%, 1.42% and 1.19% for the years ended August 31, 1999,
    1998, 1997, 1996 and 1995, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 2.00% annualized for the six months ended February 29, 2000 and 1.71% annualized for the period ended August 31, 1999.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.

                See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus Funds covered in this report are comprised of Warburg, Pincus International Growth Fund, Inc. ("International"), Warburg, Pincus European Equity Fund, Inc. ("European Equity"), Warburg, Pincus U.S. Core Equity Fund, Inc. ("Core Equity"), Warburg, Pincus Global Telecommunication Fund, Inc. ("Global Telecommunications"), Warburg, Pincus Focus Fund, Inc. (formerly, Warburg, Pincus Select Economic Value Equity Fund, Inc) ("Focus"), Warburg,
Pincus Long-Short Market Neutral Fund, Inc. ("Long-Short Neutral"), Warburg, Pincus U.S. Core Fixed Income Fund, Inc. ("Core Fixed"), Warburg, Pincus Strategic Global Fixed Fund, Inc. ("Global Fixed"), Warburg, Pincus High Yield Fund, Inc. ("High Yield") and Warburg, Pincus Municipal Bond Fund, Inc. ("Municipal") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940 , as amended (the "1940 Act"), as non-diversified (other than European Equity which is diversified), open-end management investment companies. Each Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Common shares and Institutional shares of each Fund are currently offered. The Common shares for International, Core Equity, Core Fixed and Global Fixed were exchanged for Institutional shares of the same Fund and ceased operations on January 10, 2000. Common shares for each Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed
 .25% of the average daily net asset value of the Fund's outstanding Common shares. In addition, the Common shares bear a co-administration fee.

     Certain of the Funds are permitted to engage in the investment strategies described in the Notes to Financial Statements. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. Please refer to each Fund's prospectus(es) and statement of additional information for a description of its investment strategies.

              A) SECURITY VALUATION -- The net asset of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange Inc. Each Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

              B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in each Fund's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. Each Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

              C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

              D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expense. International, European Equity, Core Equity, Global Telecommunications, Focus and Long-Short Neutral will distribute substantially all of its net realized capital gains and all net investment income, if any, to its shareholders at least annually. Core Fixed, Global Fixed and High Yield will distribute substantially all of its net realized capital gains, if any, to its shareholders at least annually and will distribute net investment income at least quarterly. The Municipal Fund will distribute substantially all of its net realized capital gains, if any, at least annually and all net investment income monthly.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to generally accepted accounting principles (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, paydowns on mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification

              E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              G) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository. Long-Short Neutral had an open repurchase agreement at February 29, 2000.

              H) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. Certain Fund's may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, each Fund is required to deposit cash or liquid securities or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     As of February 29, 2000, Core Fixed held the following futures contracts:



     FUTURES                                     EXPIRATION        CONTRACT            CONTRACT            UNREALIZED
     CONTRACTS                                      DATE            AMOUNT               VALUE              GAIN/LOSS
     ---------                                   ----------        --------            --------            ----------
     U.S. Treasury 2 Year Note Futures            06/28/00        $ 1,185,750         $  1,184,531          $ (1,219)
     U.S. Treasury 5 Year Note Futures            06/21/00         32,465,977           32,623,500           157,523
     U.S. Treasury 10 Year Note Futures           03/22/00          6,656,079            6,703,594            47,515
     U.S. Treasury 10 Year Note Futures           06/21/00        (30,628,476)         (30,524,999)          103,477
     U.S. Treasury Bond Futures                   06/21/00         20,721,133           20,641,875           (79,258)


                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     As of February 29, 2000, Global Fixed held the following futures contracts:



     FUTURES                                     EXPIRATION         CONTRACT            CONTRACT         UNREALIZED
     CONTRACTS                                      DATE             AMOUNT               VALUE           GAIN/LOSS
     ---------                                   ----------       -----------          ----------         ----------
     U.S. Treasury 2 year Note Futures            06/28/00        $  592,875           $  592,266          $  (609)
     U.S. Treasury 5 Year Note Futures            03/22/00          (984,266)            (975,313)           8,953
     U.S. Treasury 10 Year Note Futures           03/22/00           (94,969)             (95,766)            (797)
     U.S. Treasury 10 Year Note Futures           06/21/00           570,328              572,344            2,016
     U.S. Treasury Bond Futures                   06/21/00         1,425,610            1,420,313           (5,297)



              I) OPTION TRANSACTIONS -- When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option.
     When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss to underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

              J) TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchases commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

              K) SECURITIES  LENDING -- Loans of the  securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the Boston Global Investment Trust. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans (including right to draw on letter of credit) at February 29, 2000 is as follows:

                                        MARKETS VALUE OF        VALUE OF
     FUND                               SECURITIES LOANED  COLLATERAL RECORDED
     ----                               -----------------  -------------------
     International                        $ 79,347,017        $ 81,943,025
     European Equity                         2,880,312           3,001,500
     Core Equity                             3,299,764           3,306,000
     Global Telecommunications              55,116,669          56,298,740

              L) SHORT SALES -- When a Fund's investment adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund will realize a gain if there is a decline in price of the security between those dates, and the decline exceeds the cost of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it is sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them. Long-Short Neutral will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of its net asset.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              M) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

              Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

              The   securities   exchanges  of  certain   foreign   markets  are
     substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

              Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

              In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for each of ten Funds described herein.

     For its advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets (except Long-Short Market Neutral):

     FUND                                               ANNUAL RATE
     ----                                               -----------
     International                           0.80% of average daily net assets
     European Equity                         1.00% of average daily net assets
     Global Telecommunications               1.00% of average daily net assets
     Focus                                   0.75% of average daily net assets
     Core Equity                             0.75% of average daily net assets
     Core Fixed                              0.375% of average daily net assets
     Global Fixed                            0.50% of average daily net assets
     High Yield                              0.70% of average daily net assets
     Municipal                               0.70% of average daily net assets

     For Long-Short Neutral, CSAM is entitled to receive from the Fund a monthly fee equal to an annual rate of 1.50% of the Fund's average daily net assets. In addition, CSAM is entitled to a monthly performance adjustment fee, which may increase or decreased the total advisory fee by up to 0.50% per year. The performance adjustment fee decreased the total advisory fee by $12,724 or .37% (annualized) of average daily net assets due to lower performance in comparison to the Salomon Smith Barney U.S. 1-Month Treasury Bill Index plus 5 percentage points for the twelve months ended February 29, 2000.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the Funds. For the six months ended February 29, 2000 advisory fees and waivers for each of the ten investment Funds were as follows:


                                      GROSS                           NET
     FUND                         ADVISORY FEE      WAIVER       ADVISORY FEE
     ----                         ------------      ------       ------------
     International                 $2,584,420      $      --      $2,584,420
     European Equity                  150,121       (150,121)             --
     Core Equity                      267,189        (49,264)        217,925
     Global Telecommunications      1,044,183        (11,032)      1,033,151
     Focus                             57,633        (38,917)         18,716
     Long-Short Neutral                38,351        (37,753)            598
     Core Fixed                       623,114       (241,892)        381,222
     Global Fixed                      49,650        (49,650)             --
     High Yield                       439,704       (247,140)        192,564
     Municipal                         63,916        (56,534)          7,382

     CSAM reimbursed expenses of European Equity, Focus, Long-Short Neutral, Global Fixed and Municipal in the amount of $21,558, $49,173, $11,458, $70,075 and $6,320, respectively, for the six months ended February 29, 2000.

     For its sub-advisory services, Credit Suisse Asset Management Limited ("CSAM Limited"), an indirect, wholly-owned subsidiary of Credit Suisse Group, is entitled to receive from CSAM .30% of the average daily net assets of Global Fixed and .50% of the average daily net assets of European Equity. For the six months ended February 29, 2000, CSAM Limited was entitled to receive $23,625 and $75,061 from CSAM for sub-advisory services provided to Global Fixed and European Equity, respectively, all of which were waived.

     State Street Bank and Trust Company ("State Street") , serves as each Fund's transfer and dividend disbursement agent. State Street has delegated most of its Fund service obligations to Boston Financial Data Services, Inc. (BFDS), a 50% owned subsidiary of State Street.

     Counsellors Fund Services, Inc. ("CFSI"), a wholly-owned subsidiary of Credit Suisse Asset Management, LLC. served as co-administrator of each Fund until November 1, 1999. On November 1, 1999, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each portfolio. PFPC Inc. ("PFPC"), an indirect subsidiary of PNC Financial Services Group, also serves as each Fund's co-administrator. For administration services, each Fund, except European Equity, pays CSAMSI a fee calculated at an annual rate .05% of the Fund's first $125 million in average daily nets assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. For European Equity, CSAMSI is entitled to receive from the Fund a monthly fee equal to annual rate of.10% of average daily net assets of the Common shares. No compensation is payable by the Funds to CSAMSI for co-administration services for the Institutional shares.

     CSFI, at its discretion, voluntarily waived a portion of its co-administration fees for the Funds. For the period September 1, 1999 to October 31, 1999, co-administration fees earned and waived by CFSI on the Common shares were as follows:



                                               GROSS                                  NET
     FUND                              CO-ADMINISTRATION FEE      WAIVER     CO-ADMINISTRATION FEE
     ----                              ---------------------      ------     ---------------------
     International                             $  764             $    --            $  764
     European Equity                            3,989              (1,995)            1,994
     Core Equity                                   11                  (9)                2
     Global Telecommunications                  6,554              (6,554)               --
     Focus                                         10                  (8)                2
     Long-Short Neutral                           163                (131)               32
     Core Fixed                                    10                  (8)                2
     Global Fixed                                   2                  (1)                1
     High Yield                                 2,188              (1,750)              438
     Municipal                                     18                 (15)                3


                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     CSAMSI may, at its discretion, voluntarily waive all or any portion of its administrative fee for any of the Funds. For the period November 1, 1999 to February 29, 2000, co-administrative service fees earned and waived by CSAMSI on the Common shares were as following:


                                           GROSS CO-ADMINISTRATIVE                 NET CO-ADMINISTRATIVE
     FUND                                            FEE                WAIVER              FEE
     ----                                  -----------------------      ------     ---------------------
     International                                  $   853             $    --           $   853
     European Equity                                 10,967              (5,483)            5,484
     Core Equity                                         15                 (12)                3
     Global Telecommunications                       45,655                  --            45,655
     Focus                                              120                 (96)               24
     Long-Short Neutral                                 396                (316)               80
     Core Fixed                                          10                  (8)                2
     Global Fixed                                         1                  (1)               --
     High Yield                                       4,478              (3,583)              895
     Municipal                                           37                 (29)                8

     For administration services, PFPC currently receives a fee calculated at annual rate of .125% on each Fund's average daily net asset, except European Equity, subject to a minimum annual fee and exclusive of out-of-pocket expenses. For European Equity, PFPC is entitled to receive a fee calculated at an annual rate of .12% of the funds first $250 million in average daily net assets, .10% of the next $250 million in average daily net assets, .08% of the next $250 million in average daily net assets and .05% of average daily net assets over $750 million, subject to minimum annual fee and exclusive of out-of-pocket expense. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for any of the Funds. For the six months ended February 29, 2000, the co-administration fee earned and waived by PFPC were as follows:



                                          GROSS CO-ADMINISTRATIVE                 NET CO-ADMINISTRATIVE
     FUND                                           FEE                WAIVER              FEE
     ----                                 -----------------------    -----------  ---------------------
     International                                $403,816            $     --          $403,816
     European Equity                                18,817             (18,817)               --
     Core Equity                                    44,532                  --            44,532
     Global Telecommunications                     130,523              (7,137)          123,386
     Focus                                           9,605              ------             9,605
     Long-Short Neutral                              4,257              (2,034)            2,223
     Core Fixed                                    130,322                  --           130,322
     Global Fixed                                   24,863                  --            24,863
     High Yield                                     78,519             (15,704)           62,815
     Municipal                                      18,648                  --            18,648

     In addition to serving as each Funds co-administrator, CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each Fund. No compensation is payable by any of the Funds to PDI for distribution services, but CSAMSI receives compensation from each Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. For the Shareholder Servicing and Distribution Plan on the Common shares, CSAMSI receives a fee calculated at an annual rate .25% of the average daily net assets of the Common shares of each Fund. For the six months ended February 29, 2000, shareholder servicing and distribution fees, earned by CSAMSI were as follows:

     FUND                                            DISTRIBUTION FEE
     ----                                            ----------------
     International                                        $ 3,819
     European Equity                                       37,391
     Core Equity                                               57
     Global Telecommunications                            261,135
     Focus                                                    652
     Long-Short Neutral                                     2,794
     Core Fixed                                                52
     Global Fixed                                               8
     High Yield                                            33,331
     Municipal                                                273

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 3. PURCHASES AND SALES OF SECURITIES

     For the six months ended February 29, 2000, purchases and sales of investment securities (other than short-term investments) were as follows:



                                                      INVESTMENT SECURITIES         SHORT SECURITIES
                                                  ------------------------------    ----------------
     FUND                                          PURCHASES          SALES               SALES
     ----                                        --------------   --------------         -------
     International                                $443,307,621     $699,559,809         $       --
     European Equity                                30,808,407       31,334,860                 --
     Core Equity                                    31,631,807       39,657,829                 --
     Global Telecommunications                     347,512,067      100,187,155                 --
     Focus                                          16,964,238       44,795,089                 --
     Long-Short Neutral                              9,062,357        4,997,065          4,749,860
     Core Fixed                                    776,569,160      785,286,669                 --
     Global Fixed Income                            18,518,836       34,666,925                 --
     High Yield                                     18,489,083       31,522,220                 --
     Municipal                                         507,438        4,159,271                 --


NOTE 4. CAPITAL SHARES
     Transactions in capital shares for each period were as follows:


                                                               INTERNATIONAL GROWTH FUND
                                          --------------------------------------------------------------
                                                                    INSTITUTIONAL
                                          --------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED
                                                FEBRUARY 29, 2000              FOR THE YEAR ENDED
                                                   (UNAUDITED)                   AUGUST 31, 1999
                                          -------------------------------   ----------------------------
                                            SHARES              VALUE         SHARES           VALUE
                                          -----------       -------------   -----------    -------------
Shares sold .............................   2,583,196       $  63,186,130    11,591,187    $ 257,783,566
Shares issued in
   reinvestment of
   dividends ............................   4,107,321          98,493,562     2,671,406       59,839,501
Shares exchanged ........................     384,859           9,309,745            --               --
Shares repurchased ...................... (13,046,042)       (318,781,114)  (12,967,216)    (293,781,727
                                          -----------       -------------   -----------    -------------
Net increase/(decrease)                    (5,970,666)      $(147,791,677)    1,295,377    $  23,841,340
                                          ===========       =============   ===========    =============


                                                            INTERNATIONAL GROWTH FUND
                                          --------------------------------------------------------------
                                                                     COMMON
                                          --------------------------------------------------------------
                                             FOR THE PERIOD ENDED
                                              JANUARY 10, 2000**                  FOR THE YEAR ENDED
                                                  (UNAUDITED)                       AUGUST 31, 1999
                                          ----------------------------       ---------------------------
                                           SHARES             VALUE            SHARES           VALUE
                                          --------         -----------       ----------      -----------
Shares sold .............................  164,721         $ 3,922,608        3,185,532      $71,124,892
Shares issued in
   reinvestment of
   dividends ............................   55,594           1,323,700          127,644        2,838,791
Shares exchanged ........................ (387,744)         (9,309,745)              --               --
Shares repurchased ...................... (209,951)         (5,109,017)      (3,007,619)     (66,621,836)
                                          --------         -----------       ----------      -----------
Net increase/(decrease)                   (377,380)        $(9,172,454)         305,557      $ 7,341,847
                                          ========         ===========       ==========      ===========




                                       EUROPEAN EQUITY FUND
                      ----------------------------------------------------------
                                          INSTITUTIONAL
                      ----------------------------------------------------------
                      FOR THE SIX MONTHS ENDED               FOR THE PERIOD
                        FEBRUARY  29, 2000                 JANUARY 28, 1999*
                           (UNAUDITED)                  THROUGH AUGUST 31, 1999
                      ------------------------          -----------------------
                        SHARES         VALUE            SHARES            VALUE
                        ------         -----            ------          --------
Shares sold               --           $ --             10,003          $100,030
Shares issued in
   reinvestment of
   dividends              48            566                 --                --
Shares repurchased        --             --                 --                --
                          --           ----             ------          --------
Net increase              48           $566             10,003          $100,030
                          ==           ====             ======          ========



                                                EUROPEAN EQUITY FUND
                      ---------------------------------------------------------------------------
                                                       COMMON
                      ---------------------------------------------------------------------------
                         FOR THE SIX MONTHS ENDED                         FOR THE PERIOD
                            FEBRUARY  29, 2000                           JANUARY 28, 1999*
                                 (UNAUDITED)                           THROUGH AUGUST 31, 1999
                      -------------------------------             -------------------------------
                        SHARES              VALUE                    SHARES             VALUE
                      ----------         ------------              ----------       ------------
Shares sold            6,223,639         $ 73,924,345              4,115,201        $ 40,639,910
Shares issued in
   reinvestment of
   dividends              11,320              132,331                     --                  --
Shares repurchased    (5,753,389)         (69,193,513)            (1,605,450)        (15,431,585)
                      ----------         ------------             ----------        ------------
Net increase             481,570         $  4,863,163              2,509,751        $ 25,208,325
                      ==========         ============             ==========        ============




* Inception Date.

**Ceased Operations.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 4. CAPITAL SHARES (CONTINUED)


                                                    U.S. CORE EQUITY FUND
                             -------------------------------------------------------------------
                                                      INSTITUTIONAL
                             ---------------------------------------------------------------
                              FOR THE SIX MONTHS ENDED
                                  FEBRUARY 29, 2000                 FOR THE YEAR ENDED
                                     (UNAUDITED)                      AUGUST 31, 1999
                             ---------------------------        ----------------------------
                              SHARES           VALUE             SHARES            VALUE
                             --------       ------------        ---------       ------------
Shares sold                   367,648       $  6,999,701          251,693       $  5,039,021
Shares issued in
   reinvestment of
   dividends                  554,388         10,045,511        1,230,678         22,619,857
Shares exchanged                7,943            152,900               --                 --
Shares repurchased           (723,383)       (14,328,324)        (827,554)       (18,062,739)
                             --------       ------------        ---------       ------------
Net increase/(decrease)       206,596       $  2,869,788          654,817       $  9,596,139
                             ========       ============        =========       ============



                                            U.S. CORE EQUITY FUND
                             -----------------------------------------------------
                                                    COMMON
                             -----------------------------------------------------
                               FOR THE PERIOD ENDED             FOR THE PERIOD
                                JANUARY 10, 2000**            OCTOBER 30, 1998*
                                   (UNAUDITED)             THROUGH AUGUST 31, 1999
                              ----------------------       -----------------------
                              SHARES         VALUE         SHARES         VALUE
                              ------       ---------       ------       ---------
Shares sold                      615       $  11,900        9,123       $ 193,824
Shares issued in
   reinvestment of
   dividends                   1,202          21,723          156           2,861
Shares exchanged              (7,959)       (152,900)          --              --
Shares repurchased              (704)        (13,679)      (2,433)        (63,918)
                              ------       ---------       ------       ---------
Net increase/(decrease)       (6,846)      $(132,956)       6,846       $ 132,767
                              ======       =========       ======       =========






                                           GLOBAL TELECOMMUNICATIONS FUND
                      ----------------------------------------------------------------------
                                                      COMMON
                      ----------------------------------------------------------------------
                        FOR THE SIX MONTHS ENDED
                            FEBRUARY 29, 2000                     FOR THE YEAR ENDED
                               (UNAUDITED)                          AUGUST 31, 1999
                      --------------------------------         -----------------------------
                        SHARES               VALUE               SHARES             VALUE
                      ----------         -------------         ---------        ------------
Shares sold            6,740,206         $ 450,096,204         1,820,386        $ 68,055,242
Shares issued in
   reinvestment of
   dividends              57,720             3,567,095             5,883             167,194
Shares repurchased    (2,192,727)         (148,293,891)         (280,472)        (10,725,448)
                      ----------         -------------         ---------        ------------
Net increase           4,605,199         $ 305,369,408         1,545,797        $ 57,496,988
                      ==========         =============         =========        ============




                                                       FOCUS FUND
                           ---------------------------------------------------------------------
                                                      INSTITUTIONAL
                           -----------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED
                               FEBRUARY 29, 2000                   FOR THE YEAR ENDED
                                  (UNAUDITED)                       AUGUST 31, 1999
                           -----------------------------         ---------------------------
                             SHARES            VALUE              SHARES            VALUE
                           ----------       ------------         --------        -----------
Shares sold                   130,973       $  2,259,970          420,175        $ 7,478,114
Shares issued in
   reinvestment of
   dividends                   86,540          1,293,067            2,776             49,578
Shares repurchased         (1,549,010)       (23,013,298)        (387,514)        (7,367,592)
                           ----------       ------------         --------        -----------
Net increase/(decrease     (1,331,497)      $(19,460,261)          35,437        $   160,100
                           ==========       ============         ========        ===========

                                                FOCUS FUND
                           ------------------------------------------------------
                                                  COMMON
                            -----------------------------------------------------
                            FOR THE SIX MONTHS ENDED          FOR THE PERIOD
                               FEBRUARY 29, 2000             OCTOBER 30, 1998*
                                   (UNAUDITED)            THROUGH AUGUST 31, 1999
                            -----------------------       -----------------------
                            SHARES         VALUE          SHARES         VALUE
                            -------      ----------       ------        --------
Shares sold                  60,517      $1,045,848       5,210         $102,064
Shares issued in
   reinvestment of
   dividends                  4,960          75,842           --              --
Shares repurchased          (12,054)       (220,462)        (479)         (8,302)
                            -------      ----------       ------        --------
Net increase/(decrease       53,423      $  901,228        4,731        $ 93,762
                            =======      ==========       ======        ========




                                             LONG-SHORT MARKET NEUTRAL FUND
                             ---------------------------------------------------------------
                                                     INSTITUTIONAL
                             ---------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                FEBRUARY 29, 2000                    FOR THE YEAR ENDED
                                   (UNAUDITED)                        AUGUST 31, 1999
                             ---------------------------       -----------------------------
                              SHARES            VALUE            SHARES            VALUE
                             --------        -----------       ----------       ------------
Shares sold                    46,893        $   630,344        2,702,645       $ 40,468,228
Shares issued in
   reinvestment of
   dividends                   21,825            307,514            5,561             82,361
Shares repurchased           (241,987)        (3,479,365)      (2,705,769)       (39,525,343)
                             --------        -----------       ----------       ------------
Net increase/(decrease)      (173,269)       $(2,541,507)           2,437       $  1,025,246
                             ========        ===========       ==========       ============


                                          LONG-SHORT MARKET NEUTRAL FUND
                               ----------------------------------------------------
                                                    COMMON
                               ----------------------------------------------------
                               FOR THE SIX MONTHS ENDED       FOR THE PERIOD
                                  FEBRUARY 29, 2000         SEPTEMBER 8, 1998*
                                     (UNAUDITED)          THROUGH AUGUST 31, 1999
                               -----------------------   --------------------------
                               SHARES        VALUE         SHARES          VALUE
                               -------     -----------   ----------     -----------
Shares sold                    111,084     $ 1,689,509    3,454,318     $51,387,127
Shares issued in
   reinvestment of
   dividends                     8,769         124,965       16,915         250,336
Shares repurchased             (29,517)       (437,622)  (3,338,435)     49,530,584)
                               -------     -----------   ----------     -----------
Net increase/(decrease)         90,336     $ 1,376,852      132,798     $ 2,106,879
                               =======     ===========   ==========     ===========

* Inception Date.

**Ceased Operations.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 4. CAPITAL SHARES (CONTINUED)


                                              U.S. CORE FIXED INCOME FUND
                           ---------------------------------------------------------------------
                                                     INSTITUTIONAL
                           -----------------------------------------------------------------
                              FOR THE SIX MONTHS ENDED
                                FEBRUARY 29, 2000                   FOR THE YEAR ENDED
                                   (UNAUDITED)                        AUGUST 31, 1999
                           -----------------------------      ------------------------------
                             SHARES             VALUE            SHARES            VALUE
                           ----------       ------------      -----------      -------------
Shares sold                 6,843,944       $101,328,873       16,356,857      $ 252,861,810
Shares issued in
   reinvestment of
   dividends                  813,314         12,048,938        1,697,821         26,132,715
Shares exchanged                7,098            104,334               --                 --
Shares repurchased         (5,730,165)       (85,644,043)     (19,716,018)      (305,132,292)
                           ----------       ------------      -----------      -------------
Net increase/(decrease      1,934,191       $ 27,838,102       (1,661,340)     $ (26,137,767)
                           ==========       ============      ===========      =============


                                        U.S. CORE FIXED INCOME FUND
                           ------------------------------------------------------
                                                   COMMON
                            -----------------------------------------------------
                             FOR THE PERIOD ENDED             FOR THE PERIOD
                              JANUARY 10, 2000**             OCTOBER 30, 1998*
                                 (UNAUDITED)              THROUGH AUGUST 31, 1999
                            -----------------------       ----------------------
                             SHARES         VALUE         SHARES          VALUE
                            -------       ----------      ------        --------
Shares sold                  20,559       $ 306,983       10,093        $155,782
Shares issued in
   reinvestment of
   dividends                    249           3,694          135           2,031
Shares exchanged             (7,102)       (104,334)          --              --
Shares repurchased          (20,640)       (308,763)      (3,294)        (49,547)
                            -------       ---------       ------        --------
Net increase/(decrease       (6,934)      $(102,420)       6,934        $108,266
                            =======       =========       ======        ========



                                            STRATEGIC GLOBAL FIXED INCOME FUND
                           ---------------------------------------------------------------------
                                                      INSTITUTIONAL
                           -----------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                FEBRUARY 29, 2000                  FOR THE YEAR ENDED
                                   (UNAUDITED)                       AUGUST 31, 1999
                           -----------------------------         ---------------------------
                             SHARES            VALUE              SHARES            VALUE
                           ----------       ------------         --------       ------------
Shares sold                    87,592         $1,236,103           56,355         $  891,603
Shares issued in
   reinvestment of
   dividends                   58,582            846,116           68,272          1,075,528
Shares exchanged                1,289             18,150               --                 --
Shares repurchased         (1,063,024)       (15,449,747)        (184,373)        (2,889,584)
                           ----------       ------------         --------       ------------
Net increase/(decrease)      (915,561)      $(13,349,378)         (59,746)      $   (922,453)
                           ==========       ============         ========       ============

                                    STRATEGIC GLOBAL FIXED INCOME FUND
                           -----------------------------------------------------
                                                  COMMON
                            ----------------------------------------------------
                             FOR THE PERIOD ENDED            FOR THE PERIOD
                              JANUARY 10, 2000**            OCTOBER 30, 1998*
                                 (UNAUDITED)             THROUGH AUGUST 31, 1999
                            ----------------------       -----------------------
                            SHARES         VALUE         SHARES         VALUE
                            ------       ---------       ------       ---------
Shares sold                     --       $      --        2,478       $38,282
Shares issued in
   reinvestment of
   dividends                    62             887            4              55
Shares exchanged            (1,293)        (18,150)          --              --
Shares repurchased              --              (2)      (1,251)        (19,035)
                            ------       ---------        -----       ---------
Net increase/(decrease)     (1,231)      $ (17,265)       1,231       $  19,302
                            ======       =========        =====       =========




                                                     HIGH YIELD FUND
                           -------------------------------------------------------------------
                                                      INSTITUTIONAL
                           -----------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                FEBRUARY 29, 2000                  FOR THE YEAR ENDED
                                   (UNAUDITED)                       AUGUST 31, 1999
                           -----------------------------         ---------------------------
                             SHARES            VALUE              SHARES            VALUE
                           ----------       ------------         --------       ------------
Shares sold                 1,033,057       $ 15,717,759        2,505,861       $ 39,359,915
Shares issued in
   reinvestment of
   dividends                  332,277          4,900,053          508,551          7,926,308
Shares repurchased         (1,691,420)      $(24,958,869)      (2,470,735)       (38,614,790)
                           ----------       ------------       ----------       ------------
Net increase/(decrease)      (326,086)      $ (4,341,057)         543,677       $  8,671,433
                           ==========       ============       ==========       ============


                                                 HIGH YIELD FUND
                           ---------------------------------------------------------
                                                      COMMON
                           ---------------------------------------------------------
                              FOR THE SIX MONTHS ENDED
                                  FEBRUARY 29, 2000             FOR THE YEAR ENDED
                                     (UNAUDITED)                 AUGUST 31, 1999
                              ------------------------       -----------------------
                                SHARES         VALUE         SHARES         VALUE
                                ------       ---------       ------       ---------
Shares sold                    880,515      $13,481,335   2,499,612     $39,264,516
Shares issued in
   reinvestment of
   dividends                    81,579       1,208,563      105,404       1,641,508
Shares repurchased          (1,040,206)    (15,843,922)    (427,403)     (6,757,008)
                            ----------    -----------    ----------     -----------
Net increase/(decrease)         (78,112)   $(1,154,024)   2,177,613     $34,149,016
                            ==========    ===========    ==========     ===========


*  Inception Date

** Ceased Operations.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 4. CAPITAL SHARES (CONTINUED)


                                                              MUNICIPAL BOND FUND
                             ---------------------------------------------------------------
                                                      INSTITUTIONAL
                             ---------------------------------------------------------------
                              FOR THE SIX MONTHS ENDED
                                  FEBRUARY 29, 2000                  FOR THE YEAR ENDED
                                    (UNAUDITED)                       AUGUST 31, 1999
                             ---------------------------         ---------------------------
                              SHARES            VALUE             SHARES            VALUE
                             --------        -----------         --------        ------------
Shares sold                    13,424        $    80,042          179,990        $ 2,675,315
Shares issued in
   reinvestment of
   dividends                   25,239            474,085           86,580          1,287,465
Shares repurchased           (448,780)        (6,358,533)        (168,278)        (2,507,954)
                             --------        -----------         --------        -----------
Net increase/(decrease)      (410,117)       $(5,804,406)          98,292        $ 1,454,826
                             ========        ===========         ========        ===========



                                                MUNICIPAL BOND FUND
                             ------------------------------------------------------
                                                      COMMON
                              -----------------------------------------------------
                              FOR THE SIX MONTHS ENDED          FOR THE PERIOD
                                 FEBRUARY 29, 2000             OCTOBER 30, 1998*
                                   (UNAUDITED)              THROUGH AUGUST 31, 1999
                              ------------------------      -----------------------
                               SHARES         VALUE         SHARES         VALUE
                               ------        --------       ------        --------
Shares sold                     5,541        $ 78,517       15,816        $236,022
Shares issued in
   reinvestment of
   dividends                      415           5,801          279           4,072
Shares repurchased             (5,089)        (71,984)      (1,335)        (20,081)
                               ------        --------       ------        --------
Net increase/(decrease)           867        $ 12,334       14,760        $220,013
                               ======        ========       ======        ========


*Inception Date

     On February 29, 2000, the number of shareholders that held 5% or more of the outstanding shares are as follows:



                                                    NUMBER OF      APPROXIMATE PERCENTAGE
                                                  SHAREHOLDERS      OF OUTSTANDING SHARES
                                                  -------------    ----------------------
            International Institutional shares          7                   45.81%
            European Equity Institutional shares        1                   99.97
            European Equity Common shares               2                   71.52
            Core Equity Institutional shares            4                   75.75
            Long-Short Market Neutral
              Institutional shares                      6                   90.07
            Core Fixed Institutional shares             6                   52.39
            Global Fixed Institutional shares           2                   92.60
            High Yield Institutional shares             3                   60.01
            High Yield Common shares                    3                   78.15
            Municipal Institutional shares              3                   67.87
            Municipal Common shares                     2                   98.38
            Focus Fund Institutional shares             4                   85.88
            Focus Fund Common shares                    6                   73.75




NOTE 5. RESTRICTED SECURITIES

     One of International's investments is restricted as to resale and are valued at the direction of the Fund's Board of Directors in good faith, at fair value, after taking into consideration appropriate indications of value available. The table below shows the number of shares held, the acquisition date, value as of February 29, 2000, percentage of net assets which the securities comprise, aggregate cost and unit value of the securities.




                                 NUMBER OF      ACQUISITION     02/29/00     PERCENTAGE OF     SECURITY       VALUE PER
                                  SHARES           DATE        FAIR VALUE     NET ASSETS         COST           UNIT
                                   ----------   -----------    ----------    -------------    ----------     ----------
Geotek Communications, Inc.         600            5/26/95       0.00           0.0%          $6,000,000        0.000
                                                                 ----                         ----------
                                                                 0.00                         $6,000.000
                                                                 ====                         ==========

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

     The Funds will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk or to enhance total return. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities denominated in foreign currencies that it already owns. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either transactions or portfolio positions.

     Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund's policy is to include this portion of realized and unrealized gains and losses on investments that result from foreign currency changes with other foreign currency gains and losses on the Statement of Operations.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of each Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparty to the contract is unable to meet the terms of their contract. During the six months ended February 29, 2000, Global Fixed and Core Fixed entered into forward foreign currency contracts. Core Fixed had no open forward foreign contracts at February 29, 2000.

     The Global Fixed had open forward currency contracts at February 29, 2000 as follows:



                                          FOREIGN                                       UNREALIZED
     FORWARD CURRENCY    EXPIRATION      CURRENCY          CONTRACT        CONTRACT   FOREIGN EXCHANGE
          TRACT            DATE          TO BE SOLD         AMOUNT           VALUE      GAIN/(LOSS)
   --------------------  ----------     ------------      ----------      ----------  ----------------
   Canadian Dollar        03/10/00      $    555,552      $  376,390      $  383,639      $ (7,249)
   Euro                   04/20/00         1,475,194       1,462,670       1,427,888        34,782
   Japanese Yen           04/20/00       123,148,238       1,186,213       1,130,256        55,957
   Japanese Yen           05/11/00        26,682,500         250,000         245,749         4,251
   United Kingdom Pound   04/20/00           117,422         191,761         185,362         6,399
                                                          ----------      ----------      --------
                                                          $3,467,034      $3,372,894      $ 94,140
                                                          ==========      ==========      ========


                                          FOREIGN                                       UNREALIZED
     FORWARD CURRENCY    EXPIRATION      CURRENCY          CONTRACT        CONTRACT   FOREIGN EXCHANGE
          TRACT            DATE       TO BE PURCHASED       AMOUNT           VALUE      GAIN/(LOSS)
   --------------------  ----------   ---------------     ----------      ----------  ----------------
   Canadian Dollar        03/10/00      $  1,501,575      $1,026,385      $1,037,611      $ 11,226
   Euro                   04/20/00         2,410,351       2,436,429       2,333,057      (103,372)
   Euro                   05/11/00           247,760         250,000         240,157        (9,843)
   Japanese Yen           04/20/00       136,484,437       1,273,176       1,252,656       (20,520)
   Japanese Yen           05/11/00        26,670,000         250,000         245,634        (4,366)
   Swedish Krona          03/10/00         2,268,250         267,703         259,422        (8,281)
   United Kingdom Pound   04/20/00           170,000         278,885         268,362       (10,523)
                                                          ----------      ----------     ---------
                                                          $5,782,578      $5,636,899     $(145,679)
                                                          ==========      ==========     =========

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


NOTE 7. LINE OF CREDIT

     The Funds, together with other funds advised by CSAM, have established a $250 million committed line of credit facility ("Credit Facility") with Deutche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agents, Bank of Nova Scotia as syndication agent and certain other lender, for temporary or emergency purposes primarily relating to unanticipated portfolio share redemption. Under the terms of the Credit Facility, the funds with access to the Credit Facility pay an aggregate commitment fee at a rate of
 .075% per annum on the average daily balance of the Credit Facility that is undisbursed and uncanceled during the preceding quarter allocated among the participation funds in such manner as is determined by the governing Boards of the various funds. In addition the participating funds will pay interest on borrowing at the Federal funds rate plus .50%. During the six months ending February 29, 2000, the following funds had borrowings under line of credit agreement.



                             AVERAGE DAILY             AVERAGE                MAXIMUM DAILY         LOAN OUTSTANDING
      PORTFOLIO              LOAN BALANCE           INTEREST RATE %         LOAN OUTSTANDING           AT 02/29/00
      ---------              -------------          ---------------         ----------------        ----------------
     International             $ 28,022                  6.00%               $1,7000,000                  $ 0
     European Equity            448,599                  6.09%                 5,858,000                    0
     High Yield                  24,176                  6.00%                 4,400,000                    0


                            THE WARBURG PINCUS FUNDS
                       SPECIAL SHAREHOLDER MEETING RESULTS
                          FEBRUARY 29, 2000 (UNAUDITED)

                     Warburg Pincus Emerging Markets II Fund
                       Warburg Pincus European Equity Fund
                  Warburg Pincus Global Telecommunications Fund
                    Warburg Pincus International Growth Fund
                      Warburg Pincus Long-Short Equity Fund
                  Warburg Pincus Long-Short Market Neutral Fund
                Warburg Pincus Select Economic Value Equity Fund
                      Warburg Pincus U.S. Core Equity Fund
                  Warburg Pincus Central & Eastern Europe Fund
                         Warburg Pincus High Yield Fund
                       Warburg Pincus Municipal Bond Fund
                Warburg Pincus Strategic Global Fixed Income Fund
                   Warburg Pincus U.S. Core Fixed Income Fund

A special meeting of shareholders of each Fund was held on May 21, 1999. At the special meeting, the following persons were elected as directors of each Fund, constituting the entire Board of Directors: Richard H. Francis, Jack W. Fritz, Jeffrey E. Garten, James S. Pasman, Jr., William W. Priest, Steven N. Rappaport, Arnold M. Reichman and Alexander B. Trowbridge.

In addition, shareholders of each Fund voted on the following matters:

     Proposal 2: Ratification of the selection of PricewaterhouseCoopers  LLP as the independent accountants for each of the Funds for the fiscal year ending August 31, 1999.

The voting results for each Fund were as follows:

Election of Directors:

--------------------------------------------------------------------------------
   EMERGING MARKETS II                     For                     Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                1,580,378.3210               428.0680
--------------------------------------------------------------------------------
   Jack W. Fritz                     1,580,378.3210               428.0680
--------------------------------------------------------------------------------
   Jeffrey E. Garten                 1,580,378.3210               428.0680
--------------------------------------------------------------------------------
   James S. Pasman, Jr.              1,580,378.3210               428.0680
--------------------------------------------------------------------------------
   William W. Priest                 1,580,378.3210               428.0680
--------------------------------------------------------------------------------
   Steven N. Rappaport               1,580,378.3210               428.0680
--------------------------------------------------------------------------------
   Arnold M. Reichman                1,580,378.3210               428.0680
--------------------------------------------------------------------------------
   Alexander B. Trowbridge           1,580,378.3210               428.0680
--------------------------------------------------------------------------------

Proposal 2:

--------------------------------------------------------------------------------
                                                               % of Shares to
                                     % of Shares to Total       Total Shares
                  Shares              Outstanding Shares            Vote
--------------------------------------------------------------------------------
For           1,090,753.7830               56.8722%               100.0000%
--------------------------------------------------------------------------------
Against               0.0000                0.0000%                 0.0000%
--------------------------------------------------------------------------------
Abstain               0.0000                0.0000%                 0.0000%
--------------------------------------------------------------------------------

                            THE WARBURG PINCUS FUNDS
                 SPECIAL SHAREHOLDER MEETING RESULTS (CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
   EUROPEAN EQUITY                       For                        Withheld
--------------------------------------------------------------------------------
   Richard H. Francis              1,563,817.1831                  46,857.0038
--------------------------------------------------------------------------------
   Jack W. Fritz                   1,568,007.1941                  42,666.9928
--------------------------------------------------------------------------------
   Jeffrey E. Garten               1,565,720.2961                  44,953.8908
--------------------------------------------------------------------------------
   James S. Pasman, Jr.            1,565,842.6191                  44,831.5678
--------------------------------------------------------------------------------
   William W. Priest               1,568,007.8711                  42,666.3158
--------------------------------------------------------------------------------
   Steven N. Rappaport             1,567,490.5061                  43,183.6808
--------------------------------------------------------------------------------
   Arnold M. Reichman              1,568,607.8711                  43,066.3158
--------------------------------------------------------------------------------
   Alexander B. Trowbridge         1,565,051.0831                  45,623.1038
--------------------------------------------------------------------------------

Proposal 2:



--------------------------------------------------------------------------------------------------
                                           % of Shares to Total       % of Shares to Total Shares
                   Shares                   Outstanding Shares                   Vote
--------------------------------------------------------------------------------------------------
For            1,585,178.7222                    56.4308%                    98.4171%
--------------------------------------------------------------------------------------------------
Against           12,845.8637                     0.4573%                     0.7975%
--------------------------------------------------------------------------------------------------
Abstain           12,649.6010                     0.4503%                     0.7854%
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   GLOBAL TELECOMMUNICATIONS              For                     Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                129,882.0290                1,716.8970
--------------------------------------------------------------------------------
   Jack W. Fritz                     129,217.0550                2,381.8710
--------------------------------------------------------------------------------
   Jeffrey E. Garten                 129,404.0120                2,194.9140
--------------------------------------------------------------------------------
   James S. Pasman, Jr.              129,882.0290                1,716.8970
--------------------------------------------------------------------------------
   William W. Priest                 129,930.6370                1,668.2890
--------------------------------------------------------------------------------
   Steven N. Rappaport               130,019.5860                1,579.3400
--------------------------------------------------------------------------------
   Arnold M. Reichman                129,930.6370                1,668.2890
--------------------------------------------------------------------------------
   Alexander B. Trowbridge           129,266.4550                2,332.4710
--------------------------------------------------------------------------------

Proposal 2:

--------------------------------------------------------------------------------------------------
                                            % of Shares to Total      % of Shares to Total Shares
                             Shares          Outstanding Shares                   Vote
--------------------------------------------------------------------------------------------------
   For                    129,971.3690             40.8565%                     98.7632%
--------------------------------------------------------------------------------------------------
   Against                    712.5570              0.2240%                      0.5415%
--------------------------------------------------------------------------------------------------
   Abstain                    915.0000              0.2876%                      0.6953%
--------------------------------------------------------------------------------------------------

                            THE WARBURG PINCUS FUNDS
                 SPECIAL SHAREHOLDER MEETING RESULTS (CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH                   For                    Withheld
--------------------------------------------------------------------------------
   Richard H. Francis               13,552,240.0712             11,342.7678
--------------------------------------------------------------------------------
   Jack W. Fritz                    13,552,240.0712             11,342.7678
--------------------------------------------------------------------------------
   Jeffrey E. Garten                13,552,240.0712             11,342.7678
--------------------------------------------------------------------------------
   James S. Pasman, Jr.             13,552,240.0712             11,342.7678
--------------------------------------------------------------------------------
   William W. Priest                13,552,240.0712             11,342.7678
--------------------------------------------------------------------------------
   Steven N. Rappaport              13,552,240.0712             11,342.7678
--------------------------------------------------------------------------------
   Arnold M. Reichman               13,552,240.0712             11,342.7678
--------------------------------------------------------------------------------
   Alexander B. Trowbridge          13,552,240.0712             11,342.7678
--------------------------------------------------------------------------------

Proposal 2:



---------------------------------------------------------------------------------------------------
                                               % of Shares to Total     % of Shares to Total Shares
                            Shares              Outstanding Shares                 Vote
---------------------------------------------------------------------------------------------------
   For                  13,561,773.0858              41.7350%                     99.9867%
---------------------------------------------------------------------------------------------------
   Against                   1,045.2327               0.0032%                      0.0077%
---------------------------------------------------------------------------------------------------
   Abstain                     764.5205               0.0024%                      0.0056%
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   LONG-SHORT EQUITY                         For                    Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                   565,682.1940                 0.0000
--------------------------------------------------------------------------------
   Jack W. Fritz                        565,682.1940                 0.0000
--------------------------------------------------------------------------------
   Jeffrey E. Garten                    565,682.1940                 0.0000
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                 565,682.1940                 0.0000
--------------------------------------------------------------------------------
   William W. Priest                    565,682.1940                 0.0000
--------------------------------------------------------------------------------
   Steven N. Rappaport                  565,682.1940                 0.0000
--------------------------------------------------------------------------------
   Arnold M. Reichman                   565,682.1940                 0.0000
--------------------------------------------------------------------------------
   Alexander B. Trowbridge              565,682.1940                 0.0000
--------------------------------------------------------------------------------

Proposal 2:


----------------------------------------------------------------------------------------------------
                                             % of Shares to Total       % of Shares to Total Shares
                       Shares                 Outstanding Shares                   Vote
----------------------------------------------------------------------------------------------------
   For              565,682.1940                   99.6712%                      100.0000%
----------------------------------------------------------------------------------------------------
   Against                0.0000                    0.0000%                        0.0000%
----------------------------------------------------------------------------------------------------
   Abstain                0.0000                    0.0000%                        0.0000%
----------------------------------------------------------------------------------------------------

                            THE WARBURG PINCUS FUNDS
                 SPECIAL SHAREHOLDER MEETING RESULTS (CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
   LONG-SHORT MARKET NEUTRAL                  For                    Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                   1,006,652.5040                0.0000
--------------------------------------------------------------------------------
   Jack W. Fritz                        1,006,652.5040                0.0000
--------------------------------------------------------------------------------
   Jeffrey E. Garten                    1,006,652.5040                0.0000
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                 1,006,652.5040                0.0000
--------------------------------------------------------------------------------
   William W. Priest                    1,006,652.5040                0.0000
--------------------------------------------------------------------------------
   Steven N. Rappaport                  1,006,652.5040                0.0000
--------------------------------------------------------------------------------
   Arnold M. Reichman                   1,006,652.5040                0.0000
--------------------------------------------------------------------------------
   Alexander B. Trowbridge              1,006,652.5040                0.0000
--------------------------------------------------------------------------------

Proposal 2:



---------------------------------------------------------------------------------------------------------------
                                                        % of Shares to Total       % of Shares to Total Shares
                                Shares                   Outstanding Shares                   Vote
---------------------------------------------------------------------------------------------------------------
   For                       1,006,652.5040                   58.3092%                      100.0000%
---------------------------------------------------------------------------------------------------------------
   Against                           0.0000                    0.0000%                        0.0000%
---------------------------------------------------------------------------------------------------------------
   Abstain                           0.0000                    0.0000%                        0.0000%
---------------------------------------------------------------------------------------------------------------



   SELECT ECONOMIC VALUE EQUITY             For                     Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                 1,648,986.3950                3,023.7183
--------------------------------------------------------------------------------
   Jack W. Fritz                      1,648,986.3950                3,023.7183
--------------------------------------------------------------------------------
   Jeffrey E. Garten                  1,648,986.3950                3,023.7183
--------------------------------------------------------------------------------
   James S. Pasman, Jr.               1,648,986.3950                3,023.7183
--------------------------------------------------------------------------------
   William W. Priest                  1,648,986.3950                3,023.7183
--------------------------------------------------------------------------------
   Steven N. Rappaport                1,648,986.3950                3,023.7183
--------------------------------------------------------------------------------
   Arnold M. Reichman                 1,648,986.3950                3,023.7183
--------------------------------------------------------------------------------
   Alexander B. Trowbridge            1,648,986.3950                3,023.7183
--------------------------------------------------------------------------------

Proposal 2:



--------------------------------------------------------------------------------------------------------
                                                  % of Shares to Total       % of Shares to Total Shares
                                Shares             Outstanding Shares                   Vote
--------------------------------------------------------------------------------------------------------
   For                1,652,010.1140                   70.7373%                      100.0000%
--------------------------------------------------------------------------------------------------------
   Against                    0.0000                    0.0000%                        0.0000%
--------------------------------------------------------------------------------------------------------
   Abstain                    0.0000                    0.0000%                        0.0000%
--------------------------------------------------------------------------------------------------------

                            THE WARBURG PINCUS FUNDS
                 SPECIAL SHAREHOLDER MEETING RESULTS (CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
   U.S. CORE EQUITY                             For                   Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                     2,532,609.5330              350.5320
--------------------------------------------------------------------------------
   Jack W. Fritz                          2,532,608.3240              351.7410
--------------------------------------------------------------------------------
   Jeffrey E. Garten                      2,532,634.8070              325.5800
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                   2,532,609.5330              350.5320
--------------------------------------------------------------------------------
   William W. Priest                      2,532,609.5330              350.5320
--------------------------------------------------------------------------------
   Steven N. Rappaport                    2,532,609.5330              350.5320
--------------------------------------------------------------------------------
   Arnold M. Reichman                     2,532,609.5330              350.5320
--------------------------------------------------------------------------------
   Alexander B. Trowbridge                2,532,636.0160              324.0490
--------------------------------------------------------------------------------

Proposal 2:




--------------------------------------------------------------------------------------------------------------
                                                        % of Shares to Total       % of Shares to Total Shares
                                Shares                   Outstanding Shares                   Vote
--------------------------------------------------------------------------------------------------------------
   For                       2,532,682.8510                   68.0243%                       99.9891%
--------------------------------------------------------------------------------------------------------------
   Against                           0.0000                    0.0000%                        0.0000%
--------------------------------------------------------------------------------------------------------------
   Abstain                         277.2140                    0.0074%                        0.0109%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   CENTRAL & EASTERN EUROPE                    For                 Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                      10,000.0000              0.0000
--------------------------------------------------------------------------------
   Jack W. Fritz                           10,000.0000              0.0000
--------------------------------------------------------------------------------
   Jeffrey E. Garten                       10,000.0000              0.0000
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                    10,000.0000              0.0000
--------------------------------------------------------------------------------
   William W. Priest                       10,000.0000              0.0000
--------------------------------------------------------------------------------
   Steven N. Rappaport                     10,000.0000              0.0000
--------------------------------------------------------------------------------
   Arnold M. Reichman                      10,000.0000              0.0000
--------------------------------------------------------------------------------
   Alexander B. Trowbridge                 10,000.0000              0.0000
--------------------------------------------------------------------------------

Proposal 2:



-----------------------------------------------------------------------------------------------------------------
                                                          % of Shares to Total       % of Shares to Total Shares
                                  Shares                   Outstanding Shares                   Vote
-----------------------------------------------------------------------------------------------------------------
   For                          10,000.0000                   99.9900%                      100.0000%
-----------------------------------------------------------------------------------------------------------------
   Against                           0.0000                    0.0000%                        0.0000%
-----------------------------------------------------------------------------------------------------------------
   Abstain                           0.0000                    0.0000%                        0.0000%
-----------------------------------------------------------------------------------------------------------------

                            THE WARBURG PINCUS FUNDS
                 SPECIAL SHAREHOLDER MEETING RESULTS (CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
   HIGH YIELD                              For                   Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                 5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   Jack W. Fritz                      5,460,763.4240             6,157.5110
--------------------------------------------------------------------------------
   Jeffrey E. Garten                  5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   James S. Pasman, Jr.               5,460,763.4240             6,157.5110
--------------------------------------------------------------------------------
   William W. Priest                  5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   Steven N. Rappaport                5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   Arnold M. Reichman                 5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   Alexander B. Trowbridge            5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------

Proposal 2:



---------------------------------------------------------------------------------------------------------------
                                                        % of Shares to Total       % of Shares to Total Shares
                                Shares                   Outstanding Shares                   Vote
---------------------------------------------------------------------------------------------------------------
   For                       5,463,212.1834                   59.8353%                       99.9322%
---------------------------------------------------------------------------------------------------------------
   Against                         459.4244                    0.0050%                        0.0084%
---------------------------------------------------------------------------------------------------------------
   Abstain                       3,249.3272                    0.0356%                        0.0594%
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BOND                              For                   Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                    1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Jack W. Fritz                         1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Jeffrey E. Garten                     1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                  1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   William W. Priest                     1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Steven N. Rappaport                   1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Arnold M. Reichman                    1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Alexander B. Trowbridge               1,177,497.9240               0.0000
--------------------------------------------------------------------------------

Proposal 2:



---------------------------------------------------------------------------------------------------------------
                                                         % of Shares to Total       % of Shares to Total Shares
                                 Shares                   Outstanding Shares                   Vote
---------------------------------------------------------------------------------------------------------------
   For                       1,177,497.9240                   72.7497%                      100.0000%
---------------------------------------------------------------------------------------------------------------
   Against                           0.0000                    0.0000%                        0.0000%
---------------------------------------------------------------------------------------------------------------
   Abstain                           0.0000                    0.0000%                        0.0000%
---------------------------------------------------------------------------------------------------------------

                            THE WARBURG PINCUS FUNDS
                 SPECIAL SHAREHOLDER MEETING RESULTS (CONTINUED)
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
   STRATEGIC GLOBAL FIXED INCOME               For                 Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                    1,032,483.3210             0.0000
--------------------------------------------------------------------------------
   Jack W. Fritz                         1,032,483.3210             0.0000
--------------------------------------------------------------------------------
   Jeffrey E. Garten                     1,032,483.3210             0.0000
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                  1,032,483.3210             0.0000
--------------------------------------------------------------------------------
   William W. Priest                     1,032,483.3210             0.0000
--------------------------------------------------------------------------------
   Steven N. Rappaport                   1,032,483.3210             0.0000
--------------------------------------------------------------------------------
   Arnold M. Reichman                    1,032,483.3210             0.0000
--------------------------------------------------------------------------------
   Alexander B. Trowbridge               1,032,483.3210             0.0000
--------------------------------------------------------------------------------

Proposal 2:



----------------------------------------------------------------------------------------------------------------
                                                         % of Shares to Total       % of Shares to Total Shares
                                 Shares                   Outstanding Shares                   Vote
----------------------------------------------------------------------------------------------------------------
   For                       1,032,483.3210                   55.6040%                      100.0000%
----------------------------------------------------------------------------------------------------------------
   Against                           0.0000                    0.0000%                        0.0000%
----------------------------------------------------------------------------------------------------------------
   Abstain                           0.0000                    0.0000%                        0.0000%
----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
   U.S. CORE FIXED INCOME                    For                   Withheld
-------------------------------------------------------------------------------
   Richard H. Francis                  8,874,495.2327              361.5353
-------------------------------------------------------------------------------
   Jack W. Fritz                       8,874,495.2327              361.5353
-------------------------------------------------------------------------------
   Jeffrey E. Garten                   8,874,495.2327              361.5353
-------------------------------------------------------------------------------
   James S. Pasman, Jr.                8,874,495.2327              361.5353
-------------------------------------------------------------------------------
   William W. Priest                   8,874,495.2327              361.5353
-------------------------------------------------------------------------------
   Steven N. Rappaport                 8,874,495.2327              361.5353
-------------------------------------------------------------------------------
   Arnold M. Reichman                  8,870,667.8457            4,188.9223
-------------------------------------------------------------------------------
   Alexander B. Trowbridge             8,870.667.8457            4,188.9223
-------------------------------------------------------------------------------

Proposal 2:



---------------------------------------------------------------------------------------------------------------
                                                         % of Shares to Total       % of Shares to Total Shares
                                 Shares                   Outstanding Shares                   Vote
---------------------------------------------------------------------------------------------------------------
   For                       8,867,054.0638                   36.7772%                       99.9121%
---------------------------------------------------------------------------------------------------------------
   Against                         272.1831                    0.0011%                        0.0031%
---------------------------------------------------------------------------------------------------------------
   Abstain                       7,530.5211                    0.0312%                        0.0849%
---------------------------------------------------------------------------------------------------------------

                      P.O. Box 8500, Boston, MA 02266-8500
                                  800-222-8977

PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR                           CSISB-3-0200